          As filed with the Securities and Exchange Commission on April 30, 2007

                                           REGISTRATION NOS. 033-86464/811-08862

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     Pre-Effective Amendment No.        [ ]
                     Post Effective Amendment No. 21    [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 33        [X]

                                   ----------

                             A.G. SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                          AIG ANNUITY INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                             KATHERINE STONER, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2007 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

                                   ----------

TITLE OF SECURITIES BEING REGISTERED: TITLE OF SECURITIES BEING REGISTERED:
Units of interests in A. G. Separate Account A of AIG Annuity Insurance Company under Fixed and Variable Annuity Contracts.

AIG ANNUITY INSURANCE COMPANY                            A.G. SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER FLEXIBLE PREMIUM INDIVIDUAL                   PROSPECTUS
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS                        MAY 1, 2007


AIG Annuity Insurance Company (the "Company") offers the flexible premium individual fixed and variable deferred annuity contracts (the "Contract" or "Contracts") to provide for the accumulation of Account Value on a fixed or variable basis and payment of annuity payments on a fixed and/or variable basis. The Contract permits you to invest in and receive retirement benefits in up to 4 Fixed Account Options and/or an array of Variable Account Options described in this prospectus. The Contracts are designed for use by individuals in retirement plans on a qualified or nonqualified basis; however, no new contracts are being issued since this product is no longer offered for sale.

                            VARIABLE ACCOUNT OPTIONS

AIM V.I. Capital Appreciation Fund -- Series I                 VALIC Company I (VC I)
AIM V.I. Diversified Income Fund -- Series I
Janus Aspen Large Cap Growth Portfolio -- Service Shares       Government Securities Fund
Janus Aspen International Growth Portfolio -- Service Shares   Growth & Income Fund
MFS VIT Capital Opportunities Series                           International Equities Fund
Oppenheimer Capital Appreciation Fund/VA                       Money Market I Fund
Oppenheimer High Income Fund/VA                                Science & Technology Fund
Oppenheimer Main Street Fund/VA                                Stock Index Fund
Oppenheimer Main Street Small Cap Fund/VA
Premier VIT OpCap Managed Portfolio                            VALIC Company II (VC II)
Putnam VT Global Equity Fund -- Class IB Shares
Putnam VT Discovery Growth Fund -- Class IB Shares             High Yield Bond Fund
Templeton Developing Markets Fund -- Class 2                   Mid Cap Value Fund
Templeton Foreign Fund -- Class 2                              Strategic Bond Fund


Van Kampen LIT Strategic Growth Portfolio -- Class I Shares

The Contract provides for a 1% Bonus to be applied to eligible Purchase Payments. Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

This prospectus provides you with information you should know before investing in the Contract. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference. You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.


A Statement of Additional Information ("SAI"), dated May 1, 2007, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). This SAI contains additional information about the Contract and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-424-4990.


THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
GLOSSARY OF TERMS                                                            4
FEE TABLES                                                                   5
EXAMPLES                                                                     6
SELECTED PURCHASE UNIT DATA                                                  6
SUMMARY                                                                     10
   Fixed and Variable Options                                               10
   Death Benefit Options                                                    11
   Transfers                                                                11
   Fees and Charges                                                         11
   Payout Options                                                           12
   Communications to the Company                                            12
   Federal Tax Information                                                  12
   Purchase Requirements                                                    13
GENERAL INFORMATION                                                         13
   About the Contract                                                       13
   About the Company                                                        13
   About A.G. Separate Account A                                            14
   About the Fixed Account                                                  14
   Units of Interest                                                        15
   Distribution of the Contracts                                            15
FIXED AND VARIABLE ACCOUNT OPTIONS                                          15
   Fixed Account Options                                                    15
   Variable Account Options                                                 16
PURCHASE PERIOD                                                             19
   Purchase Payments                                                        19
   Right to Return                                                          20
   1% Bonus                                                                 20
   Purchase Units                                                           21
   Stopping Purchase Payments                                               21
TRANSFERS BETWEEN INVESTMENT OPTIONS                                        21
   During the Purchase Period                                               22
   Policy Against Market Timing and Frequent Transfers                      22
   Communicating Transfer or Reallocation Instructions                      23
   Sweep Account Program                                                    23
   Effective Date of Transfer                                               24
   Reservation of Rights                                                    24
   Dollar Cost Averaging Program                                            24
   Portfolio Rebalancing Program                                            25
   During the Payout Period                                                 25
FEES AND CHARGES                                                            26
   Account Maintenance Fee                                                  26
   Surrender Charge                                                         26
   Market Value Adjustment                                                  27
   Premium Tax Charge                                                       28
   Separate Account Charges                                                 28
   Optional Separate Account Charges                                        29
   Other Tax Charges                                                        29
PAYOUT PERIOD                                                               29
   Fixed Payout                                                             29
   Variable Payout                                                          30
   Combination Fixed and Variable Payout                                    30
   Payout Date                                                              30
   Payout Options                                                           30

   Payout Information                                                       31
SURRENDER OF ACCOUNT VALUE                                                  31
   When Surrenders are Allowed                                              31
   Amount That May Be Surrendered                                           32
   Surrender Restrictions                                                   32
   Partial Surrender                                                        32
   Systematic Withdrawal Program                                            32
   Distributions Required By Federal Tax Law                                33
DEATH BENEFITS                                                              33
   Beneficiary Information                                                  33
   Proof of Death                                                           33
   Special Information for Nonqualified Contracts                           34
   Important Information for Beneficiaries who Elect to Defer Payment       34
   Joint Owner Spousal Election Information                                 34
   During the Purchase Period                                               34
   During the Payout Period                                                 36
OTHER CONTRACT FEATURES                                                     36
   Change of Beneficiary                                                    36
   Cancellation -- The 10 Day "Free Look"                                   36
   We Reserve Certain Rights                                                36
   Deferring Payments                                                       37
VOTING RIGHTS                                                               37
   Who May Give Voting Instructions                                         37
   Determination of Fund Shares Attributable to Your Account                37
   How Fund Shares Are Voted                                                38
FEDERAL TAX MATTERS                                                         38
   Types of Plans                                                           38
   Tax Consequences in General                                              39
   Effect of Tax-Deferred Accumulations                                     40
   Paycheck Comparison                                                      41
LEGAL PROCEEDINGS                                                           41
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                    43

GLOSSARY OF TERMS

Unless otherwise specified in this prospectus, the words "we," "us", "our," "Company," mean AIG Annuity Insurance Company and the words "you" and "your," unless otherwise instructed in this prospectus, mean the contract owner, annuitant or beneficiary.

Other specific terms we use in this prospectus are:

     ACCOUNT VALUE - the total sum of your Fixed Account and/or Variable Account Options that have not yet been applied to your Payout Payments.

     A.G. SEPARATE ACCOUNT A - a segregated asset account established by the Company under the Texas Insurance Code. The purpose of A.G. Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Options you have selected.

     ANNUITANT - the individual, (in most cases this person is you) to whom Payout Payments will be paid. The Annuitant is also the measuring life for the Contract.

     ANNUITY SERVICE CENTER - our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101.

     ASSUMED INVESTMENT RATE - the rate used to determine your first monthly Payout Payment per thousand dollars of Account Value in your Variable Account Option(s).

     BENEFICIARY - the person designated to receive Payout Payments or the Account Value upon death of an Annuitant or the Owner.

     BONUS - an additional amount paid by the Company, equal to 1% of the initial Purchase Payment and certain subsequent Purchase Payments.

     CONTRACT ANNIVERSARY - the date that the Contract is issued and each yearly anniversary of that date thereafter.

     CONTRACT OWNER - the person entitled to the ownership rights as stated in this prospectus

     MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in A.G. Separate Account

     MVA BAND - the name given to a specific amount of Account Value allocated to the MVA Option for an MVA Term See the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

     MVA TERM - a period of time in which an amount of account Value is allocated to a guarantee period in the MVA Option. See the "MVA Option"
     section in the prospectus.

     PAYOUT PAYMENTS - the payments made to you during the Payout Period. Payout Payments may be made on a fixed Variable, or combination of fixed and variable basis.

     PAYOUT PERIOD - the time when you begin to withdraw your money in Payout Payments. This may also be called the "Annuity Period."

     PAYOUT UNIT a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Unit values will vary with the investment experience of the A.G. Separate Account A Division you have selected.

     PURCHASE PERIOD - the time between your first Purchase Payment and your Payout Period (or surrender).

     PURCHASE UNIT - a measuring unit used to calculate your Account Value during the Purchase Period. The value of a Purchase Unit will vary with the investment experience of the Separate Account Division you have selected.

     VARIABLE PAYOUT - payments to you will vary based on your investments in the Variable Account Options of A.G. Separate Account A during the Payout Period. Because the value of your Variable Account Options may vary, we cannot guarantee the amounts of the Variable Payout.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES, RANGING FROM ZERO TO 3 1/2%, MAY ALSO BE DEDUCTED IF APPLICABLE.

MAXIMUM OWNER TRANSACTION EXPENSES

Maximum Surrender Charge
(As a percentage of the Purchase Payment withdrawn)...   5.00%

Surrender Charge Schedule (As a percentage of the Purchase Payment withdrawn and based on the length of time from when each Purchase Payment was received)

Years    1     2     3     4     5     6     7     8+
-----   ---   ---   ---   ---   ---   ---   ---   ---
         5%    5%    5%    4%    3%    2%    1%    0%

Transfer Fee (1)......................................   $25

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

ACCOUNT MAINTENANCE FEE (2) $30

SEPARATE ACCOUNT ANNUAL CHARGES (3)
(deducted daily as a percentage of your average Account Value)

Mortality and Expense Risk Fee........................   1.25%
Administration Fee....................................   0.15%
Optional Enhanced Death Benefit Charge................   0.05%
Optional Annual Step-Up Death Benefit Charge..........   0.10%
                                                         -----
TOTAL SEPARATE ACCOUNT ANNUAL CHARGES.................   1.55%
                                                         =====

THE NEXT TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                     MINIMUM   MAXIMUM
-------------------------------------------                     -------   -------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees, distribution and/or service
   (12b-1) fees, and other expenses)                             0.36%     1.72%

----------
(1) Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose a fee in the future, which will not exceed the lesser of $25 or 2% of the amount transferred. See "Transfers Between Investment Options" in this prospectus.

(2) During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, then no Account Maintenance Fee will be deducted for that Contract Year. See "Fees and Charges" in this prospectus.

(3) Please note that a Contract Owner may only choose one of the two optional death benefits. If the more expensive of the two options were chosen, the maximum total separate account annual charges would be 1.50%. If a Contract Owner did not choose any optional features, then the maximum total separate account annual charges would be 1.40%.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, account maintenance fees, separate account annual charges and the Variable Account Option fees and expenses.


These examples assume that you invest a single purchase payment of $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option (1.72%), and that you have chosen the Optional Annual Step-Up Death Benefit (0.10%). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your Contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $696     $1,102    $1,344    $2,261

(2) If you annuitize or do not surrender your Contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $196     $607      $1,044    $2,261

Note: These examples should not be considered representative of past or future expenses for A.G. Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by us. The Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by a Fund may be lower than that shown above.

The sub-advisers AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with The Variable Annuity Life Insurance Company ("VALIC"), which is the Adviser to VALIC Company I and II, due to common ownership.


SELECTED PURCHASE UNIT DATA (1)

                                                              UNIT
                                                             VALUE      UNIT       NUMBER
                                                               AT       VALUE     OF UNITS
                                                           BEGINNING   AT END   OUTSTANDING
                                                               OF        OF      AT END OF
                FUND NAME                      YEAR           YEAR      YEAR       YEAR
                ---------                  -------------   ---------   ------   -----------
AIM VI Capital Appreciation Division 117        2006         11.328    11.874      256,410
                                                2005         10.556    11.328      341,248
                                                2004         10.040    10.556      417,540
                                                2003          7.862    10.040      458,784
                                                2002         10.541     7.862      508,872
                                                2001         13.936    10.541      565.469
                                                2000         15.864    13.936      533,262
                                                1999         11.125    15.864      263,916
                                                1998          9.996    11.125        2,550
AIM VI Diversified Income Division 118          2006         11.152    11.489      156,162
                                                2005         10.991    11.152      196,861

                                                             UNIT
                                                             VALUE      UNIT       NUMBER
                                                               AT       VALUE     OF UNITS
                                                           BEGINNING   AT END   OUTSTANDING
                                                               OF        OF      AT END OF
               FUND NAME                       YEAR           YEAR      YEAR       YEAR
               ---------                   -------------   ---------   ------   -----------
                                                2004         10.613    10.991      231,712
                                                2003          9.853    10.613      265,111
                                                2002          9.769     9.853      275,418
                                                2001          9.565     9.769      343,758
                                                2000          9.633     9.565      273,246
                                                1999          9.961     9.633      143,977
                                                1998          9.878     9.961        2,249
Janus Aspen Large Cap Growth
Portfolio-Service Shares Division 141           2006          6.564     7.193      100,413
                                                2005          6.400     6.564      113,057
                                                2004          6.229     6.400      122,169
                                                2003          4.804     6.229      171,826
                                                2002          6.650     4.804      143,504
                                                2001          8.981     6.650      110,290
                                                2000         10.000     8.981        3,868
                                           11/15/2000 (2)        --    10.000
Janus Aspen International Growth
Portfolio-Service Shares Division 142           2006         10.425    15.072       63,394
                                                2005          8.013    10.425       68,847
                                                2004          6.847     8.013       74,584
                                                2003          5.162     6.847       81,647
                                                2002          7.051     5.162       98,962
                                                2001          9.341     7.051       78,557
                                                2000         10.000     9.341        2,615
                                           11/15/2000 (2)        --    10.000
MFS VIT Capital Opportunities Series
Division 143                                    2006          6.972     7.824       73,894
                                                2005          6.954     6.972       86,864
                                                2004          6.271     6.954       93,941
                                                2003          4.993     6.271      109,343
                                                2002          7.202     4.993       94,261
                                                2001          9.547     7.202       68,795
                                                2000         10.000     9.547        2,914
                                           11/15/2000 (2)        --    10.000
VC I Government Securities Division 138
(3)                                             2006         15.284    15.528      484,453
                                                2005         15.106    15.284      686,443
                                                2004         14.810    15.106      890,027
                                                2003         14.850    14.810    1,066,805
                                                2002         13.443    14.850    1,410,001
                                                2001         12.769    13.443    1,447,442
                                                2000         11.470    12.769    1,372,638
                                                1999         11.471    11.470    1,390,591
                                           12/23/1999 (2)        --    11.471    1,415,677
VC I Growth & Income Division 134 (3)           2006         14.347    16.319      464,322
                                                2005         14.342    14.347      609,828
                                                2004         13.137    14.342      778,325
                                                2003         10.862    13.137      863,408
                                                2002         14.037    10.862    1,016.827
                                                2001         15.834    14.037    1,161,341
                                                2000         18.014    15.834    1,262,262
                                                1999         17.601    18.014    1,317,110
                                           12/23/1999 (2)        --    17.601    1,309,712
VC II High Yield Bond Division 147              2006         15.076    16.699       41,956
                                                2005         14.257    15.076       38,517
                                                2004         12.477    14.257       38,303
                                                2003          9.736    12.477       45,204
                                                2002         10.057     9.736       34,960
                                                2001          9.623    10.057       25,788
                                                2000         10.000     9.623          617
                                           11/15/2000 (2)        --    10.000
VC I International Equities Division 135
(3)                                             2006         12.750    15.471      187,286
                                                2005         11.053    12.750      242,590
                                                2004          9.512    11.053      310,419
                                                2003          7.441     9.512      350,102

                                                             UNIT
                                                             VALUE      UNIT       NUMBER
                                                               AT       VALUE     OF UNITS
                                                           BEGINNING   AT END   OUTSTANDING
                                                               OF        OF      AT END OF
               FUND NAME                       YEAR           YEAR      YEAR       YEAR
               ---------                   -------------   ---------   ------   -----------
                                                2002          9.293     7.441      390,455
                                                2001         12.080     9.293      404,541
                                                2000         14.814    12.080      399,335
                                                1999         14.268    14.814      405,200
                                           12/23/1999 (2)        --    14.268      407,306
VC I Money Market I Division 132 (3)            2006         12.415    12.807      114,379
                                                2005         12.257    12.415      149,983
                                                2004         12.331    12.257      209,418
                                                2003         12.432    12.331      255,508
                                                2002         12.453    12.432      327,542
                                                2001         12.182    12.453      356,279
                                                2000         11.654    12.182      233,714
                                                1999         11.640    11.654      367,475
                                           12/23/1999 (2)        --    11.640      386,087
VC I Stock Index Division 133                   2006         18.020    20.506      465,160
                                                2005         17.478    18.020      609,480
                                                2004         16.041    17.478      739,198
                                                2003         12.690    16.041      805,831
                                                2002         16.592    12.690      884,902
                                                2001         19.168    16.592      980,728
                                                2000         21.445    19.168      923,368
                                                1999         20.968    21.445      948,596
                                           12/23/1999 (2)        --    20.968      943,866
VC II Strategic Bond Division 146               2006         15.287    16.362       67,259
                                                2005         14.779    15.287       75,982
                                                2004         13.550    14.779       89,079
                                                2003         11.505    13.550      110,815
                                                2002         10.945    11.505      114,447
                                                2001         10.042    10.945       68,652
                                                2000         10.000    10.042          104
                                           11/15/2000 (2)        --    10.000
VC II Mid Cap Value Division 145                2006         15.384    17.709      158,363
                                                2005         14.260    15.384      177,297
                                                2004         12.440    14.260      194,500
                                                2003          8.801    12.440      185,518
                                                2002         10.374     8.801      176,463
                                                2001         10.719    10.374      133,656
                                                2000         10.000    10.719        3,425
                                           11/15/2000 (2)        --    10.000
VC I Science and Technology Division 144        2006          4.221     4.405       83,944
                                                2005          4.143     4.221      106,864
                                                2004          4.168     4.143      118,037
                                                2003          2.791     4.168      112,137
                                                2002          4.734     2.791      115,630
                                                2001          8.164     4.734       85,396
                                                2000         10.000     8.164        3,332
                                           11/15/2000 (2)        --    10.000
Oppenheimer Capital Appreciation/VA
Division 112                                    2006         12.745    13.565      436,132
                                                2005         12.298    12.745      564,115
                                                2004         11.664    12.298      659,195
                                                2003          9.034    11.664      718,257
                                                2002         12.527     9.034      781,319
                                                2001         14.534    12.527      833,068
                                                2000         14.773    14.534      628,004
                                                1999         10.557    14.773      318,642
                                                1998          9.573    10.557        1,662
                                           11/23/1998 (2)        --     9.573
Oppenheimer High Income/VA Division 114         2006         12.526    13.515      145,731
                                                2005         12.416    12.526      197,930
                                                2004         11.556    12.416      241,911
                                                2003          9.455    11.556      273,109
                                                2002          9.825     9.455      281,951

                                                             UNIT
                                                             VALUE      UNIT       NUMBER
                                                               AT       VALUE     OF UNITS
                                                           BEGINNING   AT END   OUTSTANDING
                                                               OF        OF      AT END OF
               FUND NAME                       YEAR           YEAR      YEAR       YEAR
               ---------                   -------------   ---------   ------   -----------
                                                2001          9.772     9.825      311,386
                                                2000         10.296     9.772      203,317
                                                1999         10.012    10.296      125,894
                                                1998          9.936    10.012        1,792
                                           11/23/1998 (2)        --     9.936
Oppenheimer Main Street Fund/VA
Division 111                                    2006         11.326    12.845      720,347
                                                2005         10.838    11.326      971,523
                                                2004         10.042    10.838    1,139,814
                                                2003          8.037    10.042    1,233,050
                                                2002         10.038     8.037    1,309,561
                                                2001         11.333    10.038    1,455,720
                                                2000         12.599    11.333    1,145,141
                                                1999         10.499    12.599      562,532
                                                1998         10.011    10.499        6,629
                                           11/23/1998 (2)        --    10.011
Oppenheimer Main Street Small Cap/VA
Division 113                                    2006         19.201    21.772      147,076
                                                2005         17.715    19.201      188,711
                                                2004         15.045    17.715      237,948
                                                2003         10.569    15.045      252,075
                                                2002         12.723    10.569      270,490
                                                2001         12.952    12.723      274,678
                                                2000         16.085    12.952      244,322
                                                1999         11.131    16.085       94,772
                                                1998         10.079    11.131        2,973
                                           11/23/1998 (2)        --    10.079
Premier VIT OpCap Managed Portfolio
Division 139 (3)                                2006         18.372    19.864      695,287
                                                2005         17.697    18.372      909,211
                                                2004         16.204    17.697    1,085,163
                                                2003         13.498    16.204    1,250,289
                                                2002         16.470    13.498    1,399,143
                                                2001         17.568    16.470    1,604,376
                                                2000         16.234    17.568    1,547,167
                                                1999         16.039    16.234    1,795,075
                                           12/23/1999 (2)        --    16.039    1,800,114
Putnam VT Global Equity Fund Class IB
Shares Division 149                             2006          7.349     8.928       34,168
                                                2005          6.851     7.349       32,707
                                                2004          6.112     6.851       33,642
                                                2003          4.797     6.112       36,218
                                                2002          6.269     4.797       44,163
                                                2001          9.053     6.269       38,471
                                                2000         10.000     9.053
                                           11/15/2000 (2)        --    10.000
Putnam VT Discovery Growth Fund IB
Shares Division 148                             2006          5.819     6.373       58,463
                                                2005          5.503     5.819       69,298
                                                2004          5.118     5.503       65,500
                                                2003          3.986     5.188       84,733
                                                2002          5.741     3.986       96,661
                                                2001          8.413     5.741       73,749
                                                2000         10.000     8.413        3,919
                                           11/15/2000 (2)        --    10.000
Templeton Developing Markets Fund Class
2 Division 115 (4)                              2006         21.182    26.753       46,674
                                                2005         16.858    21.182       60,954
                                                2004         13.709    16.858       72,655
                                                2003          9.088    13.709       72,312
                                                2002          9.231     9.088       86,857
                                                2001         10.186     9.231       95,374
                                                2000         15.200    10.186       86,818

                                                             UNIT
                                                             VALUE      UNIT       NUMBER
                                                               AT       VALUE     OF UNITS
                                                           BEGINNING   AT END   OUTSTANDING
                                                               OF        OF      AT END OF
               FUND NAME                       YEAR           YEAR      YEAR       YEAR
               ---------                   -------------   ---------   ------   -----------
                                                1999         10.058    15.200       46,150
                                                1998         10.229    10.058           --
                                           11/23/1998 (2)        --    10.229
Templeton Foreign Securities Fund Class
2 Division 116 (5)                              2006         13.105    15.693      104,437
                                                2005         12.064    13.105      137,142
                                                2004         10.323    12.064      166,088
                                                2003          7.918    10.323      174,369
                                                2002          9.861     7.918      188,788
                                                2001         11.907     9.861      199,041
                                                2000         12.369    11.907      189,296
                                                1999         10.179    12.369       88,398
                                                1998         10.091    10.179          360
                                           11/23/1998 (2)        --    10.019
Van Kampen LIT Strategic Growth Division
136 (3)(6)                                      2006         20.219    20.506      389,055
                                                2005         18.998    20.219      494,999
                                                2004         18.001    18.998      600,653
                                                2003         14.336    18.001      690,881
                                                2002         21.537    14.336      783,530
                                                2001         31.887    21.537      879,285
                                                2000         35.992    31.887      887,930
                                                1999         34.229    35.992      814,202
                                           12/23/1999 (2)        --    34.299      809,405


----------


(1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.

(2)  Purchase Unit Value at Date of Inception.

(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

(4) Effective May 1, 2000 the Templeton Developing Markets Fund merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the Templeton Developing Markets Fund was renamed the Templeton Developing Markets Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Developing Markets Fund.

(5) Effective May 1, 2002, the Templeton International Securities Fund changed its name to the Templeton Foreign Securities Fund. Accordingly, the Templeton International Securities Fund was renamed the Templeton Foreign Securities Fund. Effective May 1, 2000, the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund was renamed the Templeton International Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund.

(6) On August 15, 2006, Van Kampen LIT Emerging Growth changed its name to Van Kampen LIT Strategic Growth.


Financial statements of A.G. Separate Account A are included in the SAI, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown.

SUMMARY

The Contract is a combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of the Contract's major features is presented below. For a more detailed discussion of the Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contract offers a choice of several Fixed and Variable Account Options. "Fixed Account Options" are sub-accounts into which your Purchase Payments and Account Value may be allocated to fixed investment options. Currently, there are four Fixed Account Options: the One Year Fixed Account Option; the DCA One Year Fixed

Account Option; the DCA Six Month Fixed Account Option; and the MVA Option. The Fixed Account Options are guaranteed to earn at least a minimum rate of interest. "Variable Account Options" are investment options that correspond to Separate Account Divisions offered by the Contract. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund. See the "Fixed and Variable Account Options" and "Dollar Cost Averaging Program" sections of this prospectus.

DEATH BENEFIT OPTIONS

At the time that your Contract is issued you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. There will be a charge for choosing the Enhanced Death Benefit or the Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit. See the "Death Benefit" section and the "Fees and Charges" section in this prospectus.

TRANSFERS

You may transfer money in your account among the Contract's investment options free of charge. We reserve the right, however, to impose a fee that will not exceed the lesser of $25 or 2% of the amount transferred for each transfer which will be deducted from the amount transferred. Transfers during the Purchase Period are permitted as follows:

-    You may transfer your Account Value among the Variable Account Options;

- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and

- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)

Once you begin receiving payments from your account (in the Payout Period), you may still transfer funds among the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option.

You cannot transfer amounts you have invested in the MVA Option to another investment option during an MVA Term without the application of a Market Value Adjustment. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information. Transfers can be made by calling the Company's toll-free transfer service at 1-800-424-4990. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

On each Contract Anniversary, the Company deducts an Account Maintenance Fee of $30 from your Account Value. The fee is deducted proportionately from each investment option. During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, the Company will waive the fee for that Contract Year. More information on Fees may be found in this prospectus under the headings "Fees and Charges" and "Fee Table."

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed as a percent of the total Purchase Payments withdrawn based on the length of time from when each Purchase Payment was received up to a maximum of 5.0% of Purchase Payments.

Withdrawals from the MVA Option prior to the end of the applicable MVA Term will also be subject to a Market Value Adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the Market Value Adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.

Withdrawals are always subject to federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee and an administration fee. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 1.25% and 0.15%, respectively.

OPTIONAL SEPARATE ACCOUNT CHARGES

If you choose one of the optional death benefits you will incur additional charges which we take from your Variable Account Options on a daily basis. More information on the Optional Separate Account Charges can be found in the "Fee Table" and the "Fees and Charges" sections in this prospectus.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

COMMUNICATIONS TO THE COMPANY

You should include, in communications to the Company, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the Annuity Service Center address shown on the inside back cover of this prospectus. We will consider communications to be received at our Annuity Service Center on the date we actually receive them, if they are in the form described in this prospectus. See "Transfers Between Investment Options -- Communicating Transfer or Reallocation Instructions" in this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contract can be purchased with after-tax dollars, they are also used in connection with retirement programs which receive favorable tax treatment under federal law. Thus, a deferred annuity contract generally does not provide additional tax deferral beyond the tax-qualified retirement plan or program itself. Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Internal Revenue Code ("Code") sections 403(b) or 401(k) and Individual Retirement Accounts ("IRAs") generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see the "Federal Tax Matters" sections of this prospectus and of the SAI.

PURCHASE REQUIREMENTS

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000. The minimum subsequent Purchase Payment is $1,000 for nonqualified Contracts and $250 for Qualified Contracts. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50. More information about the Automatic Check Option can be found in the "Purchase Period" section of this prospectus.

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount as a Bonus (subject to state regulatory approval). For more information on the 1% Bonus and on Purchase Payments, see the "Purchase Period" section in this prospectus.

From time to time the Company may change the minimum amount necessary to establish a new MVA Option guarantee period (an "MVA Band"). For more information on the MVA Band, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

RIGHT TO RETURN

You may return your Contract by mailing it directly to the Annuity Service Center or returning it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. We will then return to you:

- Your Purchase Payment, adjusted to reflect investment experience and any Fees and Charges which have been deducted; or

-    In certain states, your entire Purchase Payment as required by state law.

See the "Purchase Period -- Right to Return" and "Purchase Period -- 1% Bonus" sections in this prospectus for information on how the 1% Bonus is impacted by the Right to Return.

GENERAL INFORMATION

ABOUT THE CONTRACT

The Contract was developed to help you save money for your retirement. It offers a combination of fixed and variable options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contract can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with the Contract will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contract called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period."

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contract.

ABOUT THE COMPANY

We are a life insurance company organized on July 5, 1944 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contract. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. Our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101. The address to send any Purchase Payments and sums payable to the Company under the Contract is: AIG Annuity Insurance Company, P.O. Box 1792, Amarillo, TX, 79105, if sent by mail; and
c/o Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX,
79101, if sent by overnight delivery. The Company primarily distributes its annuity contracts through financial institutions, general agents, and specialty brokers.

On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), a Texas corporation. On this date the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. On August 29, 2001, AGC was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, the Company is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading international insurance and financial services organization, with operations in more than 130 countries and jurisdictions. AIG member companies serve commercial, institutional and individual customers through the most extensive worldwide property-casualty and life insurance networks of any insurer. In the United States, AIG companies are the largest underwriters of commercial and industrial insurance, and among the top-ranked life insurers. Subsequently, on March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company. For more information about the Company, see the SAI.

ABOUT A.G. SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through A.G. Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. A.G. Separate Account A invests in the Mutual Funds on behalf of your account. A.G. Separate Account A is made up of what we call "Divisions." Several Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of A.G. Separate Account A.


On December 23, 1999, the Mutual Funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute Mutual Funds, as follows: Credit Suisse Growth and Income Portfolio (Division 1) was replaced by Growth & Income Fund; Credit Suisse International Equity Portfolio (Division 2) was replaced by International Equities Fund; EliteValue Portfolio (Division 3) was replaced by OCCAT Managed Portfolio; American General U.S. Government Securities Portfolio (Division 4) was replaced by Government Securities Fund; State Street Global Advisors Growth Equity Portfolio (Division 5) was replaced by Stock Index Fund; State Street Global Advisors Money Market Portfolio (Division 6) was replaced by Money Market I Fund; and Van Kampen Emerging Growth Portfolio (Division 7) was replaced by Van Kampen LIT Strategic Growth Portfolio.


The Company established A.G. Separate Account A on November 9, 1994 under Texas insurance law. Prior to May 1, 1999, A.G. Separate Account A was known as AGA Separate Account A. Prior to May 1, 1998, AGA Separate Account A was known as WNL Separate Account A. A.G. Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 ("1940 Act"). Units of interest in A.G. Separate Account A are registered as securities under the Securities Act of 1933 ("1933 Act").

A.G. Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of A.G. Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, A.G. Separate Account A may not be charged with the liabilities of any other Company operation. The Texas Insurance Code requires that the assets of A.G. Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract Owner, annuitants, and beneficiaries of the Contract. The commitments under the Contracts are the Company's, and AIG and AGC have no legal obligation to back those commitments.

ABOUT THE FIXED ACCOUNT

When you direct money to the Contract's Fixed Account Options, it will become part of the Company's general assets (except in certain states where allocations to the MVA Option must be allocated to a separate account of the Company). Our obligations for the Fixed Account are legal obligations of the Company. Our general assets support these obligations. These general assets also support our obligations under other annuity contracts we issue. See the "Purchase Period -- Choosing Investment Options" section in this prospectus.

With the MVA Option, a Market Value Adjustment may increase or reduce the Account Value in this Fixed Account Option. See the "MVA Option" and "Market Value Adjustment" sections in this prospectus for additional information.

UNITS OF INTEREST

Your investment in a Division of A.G. Separate Account A is represented by units of interest issued by A.G. Separate Account A. On a daily basis, the units of interest issued by A.G. Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund minus any applicable fees and charges to A.G. Separate Account A.

DISTRIBUTION OF CONTRACTS

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers (the "NASD"), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The principal underwriter and distributor for A.G. Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company, located at 2929 Allen Parkway, Houston TX, 77019. AGDI was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI was organized as a Delaware corporation on June 24, 1994, and is a registered broker-dealer under the 1934 Act, and a member of the NASD. For more information about the Distributor, see the SAI.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. These commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

The Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers where these broker-dealers and/or their affiliates, work with the Company and AGDI in the promotion and marketing of the Contracts. These arrangements do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges"
section in this prospectus.

FIXED AND VARIABLE ACCOUNT OPTIONS

There are several Fixed and Variable investment options offered under the Contract. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options is part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a separate account of the Company, depending on state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a Market Value Adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of the MVA Term, as explained below, we bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

FIXED ACCOUNT OPTIONS

One Year Guarantee Period ("One Year Fixed Account")      Guaranteed current interest income

DCA One Year Guarantee Period ("DCA One Year Fixed        Guaranteed current interest income
Account")

DCA Six Month Guarantee Period ("DCA Six Month Fixed      Guaranteed current interest income
Account")

Market Value Adjustment Guarantee Period ("MVA Option")   Multi-year guaranteed interest income (May not be
                                                          available in all states)

NON-MVA FIXED ACCOUNT OPTIONS

The Contract offers three Fixed Account Options that are not associated with the MVA Option. These three Non-MVA Fixed Account Options are the One Year Fixed Account, the DCA One Year Fixed Account and the DCA Six Month Fixed Account.

The DCA One Year Fixed Account Option and the DCA Six Month Fixed Account Option are used exclusively in connection with the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

MVA OPTION

The MVA Option is a Fixed Account Option where all or a portion of your Account Value is placed in one or more separate MVA Bands for specific MVA Terms. Each additional allocation to the MVA Option is allocated to a separate MVA Band for a separate MVA Term. For example, let's say that on September 1, 2001, you allocate a portion of Account Value ("September 1 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. Then on September 2, 2001, you allocate additional Account Value ("September 2 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. The September 1 Account Value and the September 2 Account Value are considered 2 separate and distinct MVA Bands. Each MVA Band must remain in the MVA Option for the specific amount of time we offered, which is called the MVA Term. (For example, the Company may offer a five year MVA Term.) If Account Value is withdrawn from an MVA Band before the MVA Term ends, then a Market Value Adjustment will apply. The minimum amount to establish a new MVA Band may be changed from time to time. The MVA Option may not be available in all states. See the "Market Value Adjustment" section in this prospectus.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of A.G. Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


            FUND NAME                         INVESTMENT OBJECTIVE                   ADVISER         SUB-ADVISER
            ---------               ----------------------------------------   ------------------   -------------
AIM V.I. Capital Appreciation       Growth of capital                          A I M Advisors Inc   --
Fund Series I (1)

Janus Aspen Large Cap Growth        Seeks long-term growth of capital in a     Janus Capital        --

            FUND NAME                         INVESTMENT OBJECTIVE                   ADVISER         SUB-ADVISER
            ---------               ----------------------------------------   ------------------   -------------
Portfolio - Service Shares (2)      manner consistent with the preservation    Management, LLC
                                    of capital.

Janus Aspen International           Seeks long-term growth of capital.         Janus Capital        --
Growth Portfolio - Service                                                     Management, LLC
Shares (2)

MFS(R) VIT Capital Opportunities    Seeks capital appreciation.                Massachusetts        --
Series (3)                                                                     Financial Services
                                                                               Company

Growth and Income Fund (4)          Seeks to provide long-term growth of       VALIC                AIG
                                    capital and, secondarily, current income                        SunAmerica
                                    through investment in common stocks and                         Asset
                                    equity-related securities.                                      Management
                                                                                                    Corp.

International Equities Fund (4)     Seeks to provide long-term growth of       VALIC                AIG Global
                                    capital through investments primarily in                        Investment
                                    a diversified portfolio of equity and                           Corp.
                                    equity related securities of foreign
                                    issuers that, as a group, are expected
                                    to provide investment results closely
                                    corresponding to the performance of the
                                    MSCI EAFE Index.

Stock Index Fund (4)                Seeks long-term capital growth through     VALIC                AIG Global
                                    investment in common stocks that, as a                          Investment
                                    group, are expected to provide                                  Corp.
                                    investment results closely corresponding
                                    to the performance of the Standard &
                                    Poor's 500(R) Index.

Mid Cap Value Fund (5)              Seeks capital growth through investment    VALIC                FAF Advisors,
                                    in equity securities of medium                                  Inc. and
                                    capitalization companies using a                                Wellington
                                    value-oriented investment approach.                             Management
                                                                                                    Company, LLP

Science & Technology Fund (4)       Seeks a long-term capital appreciation     VALIC                T. Rowe Price
                                    through investment primarily in the                             Associates,
                                    common stocks of companies that are                             Inc., RCM
                                    expected to benefit from the                                    Capital
                                    development, advancement and use of                             Management
                                    science and technology.  Several                                LLC and
                                    industries are likely to be included,                           Wellington
                                    such as electronics, communications,                            Management
                                    e-commerce, information services, media,                        Company, LLP
                                    life sciences and health care,
                                    environmental services, chemicals and
                                    synthetic material, nanotechnology,
                                    energy equipment services, and defense
                                    and aerospace.

Oppenheimer Capital                 Seeks to achieve capital appreciation by   OppenheimerFunds,    --
Appreciation Fund/VA (7)            investing in securities of well-known      Inc.
                                    established companies.

Oppenheimer Main Street             Seeks high total return (which includes    OppenheimerFunds,    --
Fund/VA (7)                         growth in the value of its shares as       Inc.
                                    well as current income) from equity and
                                    debt related securities.

Oppenheimer Main Street Small       Seeks to provide capital appreciation      OppenheimerFunds,    --
Cap Fund/VA (7)                     primarily through investments in           Inc.
                                    securities of small cap companies.

Premier VIT OpCap Managed           Growth of capital over time through        OpCap Advisors LLC   Pacific
Portfolio (6)                       investments in common stocks, bonds and                         Investment
                                    cash equivalents.                                               Management
                                                                                                    Company LLC
                                                                                                    (PIMCO)

Putnam VT Global Equity Fund -      Seeks capital appreciation.                Putnam Investment    --
Class IB Shares (8)                                                            Management, LLC

            FUND NAME                         INVESTMENT OBJECTIVE                   ADVISER         SUB-ADVISER
            ---------               ----------------------------------------   ------------------   -------------
Putnam VT Discovery Growth          Seeks long-term growth of capital.         Putnam Investment    --
Fund - Class IB Shares (8)                                                     Management, LLC

Templeton Developing Markets        Seeks long-term capital appreciation.      Templeton Asset      --
Fund - Class 2 (9)                  The Fund normally invests at least 80%     Management Ltd.
                                    of its assets in securities of
                                    "developing market countries".

Templeton Foreign Fund - Class      Long-term capital growth. The Fund         Templeton Asset      --
2 (9)                               normally invests in stocks of companies    Management Ltd
                                    located outside the United States,
                                    including emerging markets.

Van Kampen LIT Strategic            Capital appreciation by investing in       Van Kampen Asset     --
Growth Portfolio - Class I          common stocks of emerging growth           Management Inc.
Shares (10)                         companies.

AIM V.I. Diversified Income         Achieve a high level of current income.    A I M Advisors,      --
Fund Series I (1)                                                              Inc

Government Securities Fund (4)      Seeks high current income and protection   VALIC                AIG Global
                                    of capital through investments in                               Investment
                                    intermediate and long-term U.S.                                 Corp.
                                    Government debt securities.

High Yield Bond Fund (5)            Seeks the highest possible total return    VALIC                AIG Global
                                    and income consistent with conservation                         Investment
                                    of capital through investment in a                              Corp.
                                    diversified portfolio of high yielding,
                                    high risk fixed-income securities.

Strategic Bond Fund (5)             Seeks the highest possible total return    VALIC                AIG Global
                                    and income consistent with conservation                         Investment
                                    of capital through investment in a                              Corp.
                                    diversified portfolio of income
                                    producing securities.

Oppenheimer High Income             Seeks to provide a high level of current   OppenheimerFunds,    --
Fund/VA (7)                         income from investment in lower-grade,     Inc.
                                    high yield debt securities.

Money Market I Fund (4)             Seeks liquidity, protection of capital     VALIC                AIG
                                    and current income through investments                          SunAmerica
                                    in short-term money market securities.                          Asset
                                                                                                    Management
                                                                                                    Corp.


(1)  A series of AIM Variable Insurance Funds.

(2)  A series of Janus Aspen Series -- Service Shares.

(3)  A series of MFS(R) Variable Insurance Trust.

(4)  A series of VALIC Company I.

(5)  A series of VALIC Company II

(6)  A series of PIMCO Advisors Variable Insurance Trust.

(7)  A series of Oppenheimer Variable Account Funds.

(8)  A series of Putnam Variable Trust.

(9)  A series of Franklin Templeton Variable Insurance Products Trust.

(10) A series of Van Kampen Life Investment Trust.

A detailed description of the investment objective and strategy and more information about each Fund's fees may also be found in each Fund's current prospectus. There can be no assurance that investment objectives will be achieved.

Each of these Funds is registered as an open-end, management investment company and is regulated under the 1940 Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from the Company's Annuity Service Center at the address shown in the back of this prospectus.

Some of these Funds or their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services provided to the underlying Fund. We receive payments for the administrative services we perform, such as account recordkeeping, proxy mailing and tabulation, mailing of Fund-related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.25% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves and are disclosed in a Fund's prospectus. These fees are designed to help pay for our direct and indirect distribution costs. These fees are 0.00% to 0.25% of the daily market value of the assets invested in the underlying Fund. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

PURCHASE PERIOD

The Purchase Period begins when your first Purchase Payment is credited and the Contract is issued (as discussed below) and continues until you begin your Payout Period. The Purchase Period can also end when the Contract is surrendered before the Payout Period.

PURCHASE PAYMENTS

You may establish an account only through a registered representative. NO NEW APPLICATIONS ARE BEING ACCEPTED AT THIS TIME BECAUSE THE CONTRACT IS NO LONGER OFFERED FOR SALE. All Purchase Payments and sums payable to the Company under the Contract must be sent to the Company at the following addresses: AIG Annuity Insurance Company, P.O. Box 1792, Amarillo, TX 79105, if the Purchase Payments are sent by mail; and Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX 79101, if the Purchase Payments are sent by overnight delivery.

Minimum initial and subsequent Purchase Payments are as follows:

                          Initial   Subsequent
                         Purchase    Purchase
Contract Type Payment     Payment     Payment
---------------------    --------   ----------
Non-Qualified Contract    $5,000      $1,000
Qualified Contract        $2,000      $  250

Subject to the maximum and minimum Purchase Payment requirements, you may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments we will accept without our prior approval is $500,000 if the Contract is issued to you at age 74 or younger and $250,000 if the Contract is issued to you at age 75 or older.

You may select on your Contract application the Automatic Check Option. The Automatic Check Option allows you to preauthorize debits against a bank account that you indicate on the Preauthorized Debit Form to be sent in with your Contract application. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50.

Purchase Payments are received by the Company at the address above. When an initial Purchase Payment is accompanied by a properly completed application, within 2 business days we will:

-    Accept the Application -- credit the Purchase Payment and issue a Contract;

-    Reject the Application -- return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. You must respond to our request within 5 business days after we receive your Purchase Payment and application at the address above. Then we will process the application, credit the Purchase Payment and issue a Contract within 2 business days after we receive the requested information.

In states where we are required by state law to refund an amount equal to Purchase Payments, we invest your initial Purchase Payment and any additional Purchase Payments in the Money Market Division from the date your investment performance begins until the first business day 10 days later, unless your state permits a longer period. Then we will automatically allocate your investment among the investment options you have chosen. See "Right to Return" below.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

RIGHT TO RETURN

If for any reason you are not satisfied with your Contract, you may return it to the Company and receive a refund of your Purchase Payments adjusted to reflect
(1) investment experience and (2) any Fees and Charges which have been deducted. (In certain states, we will return Purchase Payments as required by state law.) To exercise your right to return your Contract, you must mail it directly to the Annuity Service Center or return it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. The address for the Annuity Service Center is located in the back of this prospectus. Please see the "1% Bonus" section below for information on how the 1% Bonus is impacted by the Right to Return.

1% BONUS

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount to your Account Value as a Bonus. Any subsequent Purchase Payments of at least $5,000 for nonqualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount to your Account Value as a Bonus. (The 1% Bonus will not be credited for any subsequent Purchase Payments in the States of New Jersey and Oregon.) The 1% Bonus will be applied to the Account Value pro rata by each Variable Account Option(s) and/or the One Year Fixed Account Option in the same ratio as the Purchase Payment is allocated. The Company reserves the right to limit its total payment of such Bonus to $5,000 per Contract.

Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

IN ANY OF THE FOLLOWING CIRCUMSTANCES, YOU WILL NOT BE ALLOWED TO RETAIN ALL OR A PORTION OF THE 1% BONUS APPLIED TO YOUR CONTRACT:

     - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN AN INCREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. The Company will not subtract any Account Value earned because of the 1% Bonus.

     - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN A DECREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract a portion of the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. You will not have the amount of money returned to you reduced due to the 1% Bonus.

     - IF YOU WITHDRAW MONEY FROM YOUR ACCOUNT VALUE WITHIN SEVEN YEARS OF A PURCHASE PAYMENT WHICH QUALIFIED FOR THE 1% BONUS, AND THE AMOUNT OF MONEY WITHDRAWN IS MORE THAN THE AMOUNT PERMITTED UNDER THE SYSTEMATIC WITHDRAWAL OPTION OR THE 10% FREE WITHDRAWAL AMOUNT. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by each Variable Account Option and the One Year Fixed Account Option in which you currently have money invested. The Company will not subtract any Account Value earned by the 1% Bonus.

IMPORTANT NOTES: (1) Because your Contract deducts certain fees and expenses based on Account Value, you will be charged additional amounts due to the 1% Bonus. (2) Since charges will have been assessed against the higher amount (Purchase Payments plus the 1% Bonus), it is possible that upon a withdrawal after the right to return period has expired, particularly in a declining market, you will receive less money back than you would have if you had not received the 1% Bonus.

Please see the section on "Federal Tax Matters" in this prospectus for information on how the bonus is treated by federal tax laws.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated following the close of regular trading of the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. Eastern time (see Calculation of Purchase Unit Value below for more information.) Once we have issued your Contract and have applied your initial Purchase Payment as described above, any subsequent Purchase Payments received by the Company at the address above, before the close of the Exchange will be credited the same business day. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate. For more information as to how PURCHASE UNIT VALUES are calculated, see the SAI.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

Value of Your Fixed Account Options
=   EQUALS)
    all Purchase Payments made to the Fixed Account Options
+   (PLUS)
    Amounts transferred from Variable Account Options to the Fixed Account
    Options
+   (PLUS)
    All interest earned
-   (MINUS)

Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

----------
* Note--Your Account Value in the Fixed Account may be subject to a Market Value Adjustment under the MVA Option.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time and may be resumed at any time before your Contract has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $2,000, and you do not make any Purchase Payments for 180 days we reserve the right to forward to your attention, written notice that we will close your Account and pay the Account Value 90 days from the date of notice if additional Purchase Payments are not made in amounts sufficient to increase your Account Value to $2,000 or more.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in the Contract subject to the limitations on transfers discussed below. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made among the Contract's Variable Account Options and between the Variable Account Options and the One Year Fixed Account Option free of charge. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred).

Transfers during the Purchase Period are permitted as follows:

     -    You may transfer your Account Value among the Variable Account
          Options;

     - You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and/or

     - You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)

The minimum amount to be transferred in any one transfer is $250 or the entire amount in the Variable Account Option or One Year Fixed Account Option from which the transfer is made. If a transfer request would reduce your Account Value in a Variable Account Option or the One Year Fixed Account Option below $500, we will transfer your entire Account Value in that Variable Account Option or the One Year Fixed Account Option.

Transfers from the One Year Fixed Account Option to a Variable Account Option are limited to 20%, per Contract Year, of the Account Value of the One Year Fixed Account Option. This 20% per Contract Year limit is determined as of the immediately preceding Contract Anniversary.

We currently do not permit transfers from the Variable Account Options to the DCA Fixed Account Options. Transfers from the DCA Fixed Account Options may only be made under the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

Withdrawals or transfers from the MVA Option are subject to a Market Value Adjustment if they occur prior to the end of the MVA Term. Each MVA Band will require a minimum transfer. From time to time the Company may change the minimum transfer amount. To learn more about the MVA Option, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS

The Company has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 20 transfers per calendar year between Account Options. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. The Contracts and Accounts Options are not designed to accommodate short-term trading or market timing organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and, upon written notification, may suspend or restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider include:

     -    the dollar amount of the transfer;

     - the total assets of the Variable Account Option involved in the transfer;

     -    the number of transfers completed in the current calendar quarter; or

     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners. We cannot guarantee, however, that we will be able to prevent all market timing activity or abusive trading. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time and will apply modifications uniformly.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in the Contract should be sent to our Annuity Service Center.

Instructions for transfers or reallocations may be made by calling 1-800-424-4990. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures. We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

SWEEP ACCOUNT PROGRAM

During the Purchase Period you may elect to participate in the Sweep Account Program if your Account Value in the One Year Fixed Account Option is at least $25,000 on the date that the request for the Sweep Account Program is received by us at the Annuity Service Center. The Sweep Account Program allows you to transfer the earnings from the One Year Fixed Account Option to the Variable Account Options. The transfers can be made on an annual, semi-annual, quarterly or monthly basis. All amounts transferred must be in whole percentages, with a 10% minimum to be transferred to each selected Variable Account Option(s). There is no charge for the Sweep Account Program. We do not take into account transfers made pursuant to the Sweep Account Program in assessing any transfer fee.

EFFECTIVE DATE OR TRANSFER

The effective date of a transfer will be:

     - The date of receipt, if received at our Annuity Service Center before the close of regular trading of the Exchange on a day values are calculated; (normally, this will be 4:00 p.m. Eastern time); otherwise

     -    The next date values are calculated.

RESERVATION OF RIGHTS

If a transfer causes your Account Value in the One Year Fixed Account Option or a Variable Account Option to fall below $500, we may transfer the remaining Account Value in the same proportions as your transfer request.

We may defer any transfer from the One Year Fixed Account Option to the Variable Account Options for up to six months.

DOLLAR COST AVERAGING PROGRAM

You may elect the Dollar Cost Averaging Program which permits the systematic transfer of your Account Value from a Fixed Account Option or the Money Market I Division to one or more Variable Account Options, not including the Money Market I Division. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the effect of market fluctuations. We currently provide four Fixed Account Options, two of which, the DCA One Year Fixed Account and the DCA Six Month Fixed Account, are available only for dollar cost averaging.

We determine the amount of transfers from a DCA Fixed Account Option or the Money Market I Division by dividing the Purchase Payments allocated to that DCA Fixed Account Option or the Money Market I Division by a factor based on the number of months remaining in the term. Transfers from a DCA Fixed Account Option or the Money Market I Division are only available on a monthly basis. We require that you specify each allocation to a Variable Account Option, not including the Money Market I Division, in whole percentages using a maximum of 10 Variable Account options. The minimum amount to be transferred into a Variable Account Option is 10% of the entire amount transferred.

We will transfer your entire Account Value in a DCA Fixed Account Option by the expiration of its term. The minimum amount to be transferred under the Dollar Cost Averaging Program is $250 per transfer. We currently do not permit transfers to either DCA Fixed Account Option from the Variable Account Options or the One Year Fixed Account Option. Transfers from either DCA Fixed Account Option may only be made under the Dollar Cost Averaging Program.

You may enroll in dollar cost averaging for the DCA Fixed Account Options only when you make your initial or subsequent Purchase Payments. However, you may enroll in dollar cost averaging for the Money Market I Division at any time. There is no charge for dollar cost averaging. We do not take into account transfers made pursuant to the Dollar Cost Averaging Program in assessing any transfer fee.

The chart below explains the different Account Options you may choose if you elect to participate in the Dollar Cost Averaging Program offered by the
Contract:

ACCOUNT OPTION                    FREQUENCY OF TRANSFERS                      OTHER RESTRICTIONS
--------------                ------------------------------   -----------------------------------------------
DCA One Year Fixed Account    Monthly, for a 12 month period   You may only participate at the time that
                                                               Purchase Payments are made

DCA Six Month Fixed Account   Monthly, for a 6 month period    You may only participate at the time that
Option                                                         Purchase Payments are made

Money Market Division         Monthly                          You must remain in this account option for the
                                                               Dollar Cost Averaging Program for at least a 12
                                                               month period.

(1) You will not be permitted to transfer Account Value into a DCA Fixed Account Option once the entire Account Value has been transferred out of a DCA Fixed Account Option.

(2) The Dollar Cost Averaging Program will only apply to the Purchase Payment portion of your Account Value.

PORTFOLIO REBALANCING PROGRAM

From time to time, we will make available a portfolio rebalancing program which provides for periodic pre-authorized automatic transfers among the Variable Account Options pursuant to your written allocation instructions. We will make such transfers to maintain a specified percentage allocation of Account Value among the Variable Account Options as selected by you. We require each allocation to a Variable Account Option equal at least 1% of Account Value.

The portfolio rebalancing program will begin on the date that your request for portfolio rebalancing is received by us at the Annuity Service Center. You may select rebalancing to occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Variable Account Options are available for portfolio rebalancing. The Fixed Account Options do not participate in portfolio rebalancing.

There is no charge for portfolio rebalancing. We do not take into account transfers made pursuant to the Portfolio Rebalancing Program in assessing any transfer fee.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option. We will not permit transfers from any Fixed Account Option during the Payout Period. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred). The minimum amount to be transferred during the Payout Period is $250.

Transfers during the Payout Period are permitted subject to the following limitations:

ACCOUNT      % OF ACCOUNT
OPTION          VALUE                   FREQUENCY                          OTHER RESTRICTIONS (2)
-------     -------------   ---------------------------------   --------------------------------------------
Variable:   Up to 100%      Unlimited among Variable Account    The minimum amount to be transferred is $250
                            Options (1). Once per year if the   or the entire amount in the Variable Account
                            transfer is made to the One Year    Option if less. The minimum amount which
                            Fixed Account Option                must remain in the Variable Account Option
                                                                after transfer is $500 or $0 if the entire
                                                                amount of the Variable Account Option is
                                                                transferred.

Fixed:      Not permitted   --                                  --

(1) The Company may change the number of transfers permitted to no more than six (6) transfers per year during the Payout Period.

(2) The Company may impose a transfer fee of $25 or 2% of the amount transferred for each transfer above six (6) transfers per year.

FEES AND CHARGES

By investing in the Contract, you may be subject to these basic types of fees and charges:

          -    Account Maintenance Fee

          -    Surrender Charge

          -    Premium Tax Charge

          -    Separate Account Charges

          -    Optional Separate Account Charges

          -    Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the "Fee Tables". More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund.

In addition to the charges listed above, certain charges which may apply to the MVA Option are discussed at the end of this section under "Market Value Adjustment."

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30 will be deducted on each Contract Anniversary from your Account Value. If all your money in the Contract is withdrawn, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account and Fixed Account Options. This includes the expense for establishing and maintaining the record keeping for your Contract.

During the Purchase Period, if your Account Value on a Contract Anniversary is at least $40,000, we will waive the account maintenance fee for that Contract Year.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see the "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

Amount of Surrender Charge

A surrender charge may not be greater than:

  NUMBER OF YEARS SINCE       CHARGE AS PERCENTAGE OF
DATE OF PURCHASE PAYMENTS   PURCHASE PAYMENT WITHDRAWN
-------------------------   --------------------------
            1                           5%
            2                           5%
            3                           5%
            4                           4%
            5                           3%
            6                           2%
            7                           1%
            8+                          0%

10% FREE WITHDRAWAL

For each Contract Year after the first Contract Year, up to 10% of the Account Value, determined as of the immediately preceding Contract Anniversary (or if during the first Contract Year, the date the Contract is issued) may be withdrawn once each Contract Year without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value, determined as of the immediately preceding Contract Anniversary.

If a surrender charge is applied to all or part of a Purchase Payment, then your Purchase Payment (or portion thereof) will be considered withdrawn, and no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

The 10% free withdrawal requires a minimum withdrawal of $100, or if less, the entire Account Value. The minimum amount which must remain in each Division in which you are invested, after a withdrawal, is $500.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

-    To death benefits;

-    To Payout Payments;

- To surrenders (full or partial) under certain Contracts issued in connection with Code section 403(b); and

- To partial surrenders through the Systematic Withdrawal Program, in lieu of the 10% free withdrawal, during the first Contract Year, see the "Surrender of Account Value" section of this prospectus.

Additionally, if the Extended Care Waiver Endorsement is available in your state, no surrender charge will apply to a surrender (full or partial), made during any period of time that the Contract Owner is continuously confined for 90 days or more in a hospital or state-licensed in-patient nursing facility. Confinement cannot begin until at least one year after the date that your Contract is issued. You must give us a written request for each surrender (full or partial), with proof of confinement, within 91 days of the last day that extended care was received, or while the extended care is ongoing. If the Extended Care Waiver Endorsement is available in your state, it will automatically be attached to your Contract. You do not need to elect it. There is no additional charge for the Extended Care Waiver Endorsement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount required to be invested in each MVA Band, as described in the "MVA Option" section of this prospectus. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA Term. We guarantee that your MVA Option will earn at least the lowest minimum interest rate applicable to any of the Fixed Account Options in the Contract.

While any withdrawal from the Contract will generally be subject to a surrender charge if the amount of the withdrawal exceeds the amount of the free withdrawal amount permitted under your Contract, withdrawals or transfers from an MVA Band prior to the end of an MVA Term will always be subject to a Market Value Adjustment, unless an exception applies. The Market Value Adjustment may increase or reduce the amount withdrawn or transferred, based upon the differences in selected interest rates at the time that the MVA Band was established and at the time of the withdrawal or transfer. For example, if your MVA Term is five years, and you withdraw all or a portion of your Account Value from the MVA Band before the five year MVA Term ends, your withdrawal amount may be more or less than before the withdrawal because of the Market Value Adjustment. However, we guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

The Market Value Adjustment applies independently of surrender charges, and can still apply even if the withdrawal is within the free withdrawal amount. See the "Systematic Withdrawal Program" under the "Surrender of Account Value" section of this prospectus. The Market Value Adjustment will not apply upon the Contract Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. The Market Value Adjustment may be waived for distributions that are required under your Contract. The Market Value Adjustment will also be waived for 30 days following the end of an MVA Term.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such tax against Account Value in a manner determined by us in compliance with applicable state law. We may deduct an amount for premium taxes either upon:

-    receipt of the Purchase Payments;

-    the commencement of Payout Payments;

-    surrender (full or partial); or

-    the payment of death benefit proceeds.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to A.G. Separate Account A. These are daily charges at annualized rates of 1.25% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A. Each charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration fee.

The administration fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing (including but not limited to enrollment and Contract Owner education).

For more information about the mortality and expense risk fee and administration fee, see the Fee Tables in this prospectus.

OPTIONAL SEPARATE ACCOUNT CHARGES

Optional Death Benefit Charges

At the time that your Contract is issued, you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. During the Purchase Period there will be an additional charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 0.05% for the Enhanced Death Benefit or 0.10% for the Annual Step-Up Death Benefit. Each charge is guaranteed and cannot be increased by the Company. The charges for the optional death benefits are to compensate the Company for assuming the mortality risks associated with these options. The mortality risk that the Company assumes is the obligation to provide a higher death benefit payment than the Standard Death Benefit. There is no charge for the Standard Death Benefit. For more information about the optional death benefits, see the "Death Benefit" section of this prospectus.

The Company may make a profit on the optional death benefit charges. For more information on the optional death benefit charges, see the "Fee Table" in this prospectus.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

PAYOUT PERIOD

The Payout Period begins when you decide to withdraw your money in a steady stream of Payout Payments. You select the date to begin the Payout Period, the payout date. You may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

     -    Type and duration of Payout Option chosen;

     -    Your age or your age and the age of your survivor(1);

     -    Your gender or your gender and the gender of your survivor(1,2);

     -    The portion of your Account Value being applied; and

     -    The payout rate being applied and the frequency of the payments.

----------
(1)  This applies only to joint and survivor payouts.

(2)  Not applicable for certain Contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an Assumed Investment Rate of 3% is used. If the net investment experience of the Variable Account Option exceeds the Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

     - From your existing Variable Account Options (payments will vary); with a

     -    Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your Payout Payments will start and is subject to our approval. The Payout Date must be at least five years after the date that the Contract is issued. You may change the Payout Date subject to our approval. We will notify you of the approaching Payout Date 60 to 90 days prior to such date. Unless you select a Payout Date, we will automatically extend the Payout Date to begin at the later of when you attain age 85 or ten years after we issue the Contract. Generally, for Qualified Contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. However, the date may be later for participants in 403(b) plans. Nonqualified annuities do not have a specific age requirement. For additional information on the minimum distribution rules that apply to payments under IRA or 403(b) plans, see the "Federal Tax Matters" section in this prospectus and in the SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

     - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

     - LIFE WITH PERIOD CERTAIN -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

     - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your joint annuitant. Upon the death of either you or your joint annuitant, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment. Additionally, it would be possible for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

For more information about Payout Options available under the Contract, see the SAI.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy because of the investment returns of the underlying mutual funds in which the Variable Account Options are invested. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception under federal tax law. See the "Federal Tax Matters" section in this prospectus.

Your Payment Option should be selected at least 15 days before your Payout Date. If such selection is not made and state or federal law does not require the selection of the Joint and Survivor Life Option:

     -    Payments will be made under the Life with Period Certain Option;

     -    The payments will be guaranteed for a 10 year period;

     -    The payments will be based on the allocation used for your Account
          Value;

     - The One Year Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis; and

     - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Most Payout Payments are made monthly; however, Payout Payments may also be made as quarterly, semi-annual or annual installments. If you have chosen either a Fixed or Variable Payout Option and if the amount of your payment is less than $200, we reserve the right to reduce the number of payments made each year so each of your payments is at least $200. If you have chosen a combination of Fixed and Variable Payout Options and the amount of your payment is less than $100, we reserve the right to reduce the number of payments made each year so each of your payments is at least $100.

SURRENDER OF ACCOUNT VALUE

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

     -    allowed under federal and state law; and

     -    allowed under your retirement plan.

For an explanation of charges that may apply if you surrender your Account Value, see the "Fees and Charges" section in this prospectus.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2, see the "Federal Tax Matters" section in this prospectus.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

Allowed Surrender =(EQUALS)         Your Account Value(1)
      Value                               -(MINUS)
                                  Any Applicable Surrender
                                Charge, any applicable taxes
                                and Account Maintenance Fee.

(1) Equals the Account Value next computed after your properly completed request for surrender is received at the Annuity Service Center.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at the Annuity Service Center. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

If we receive a surrender for a Purchase Payment which has not cleared the banking system, we may delay payment of that portion of your Surrender Value until the check clears.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

PARTIAL SURRENDER

You may request a partial surrender of your Account Value at any time during the Purchase Period. A partial surrender plus any surrender charge will reduce your Account Value.

To process your partial surrender, you may specify the Account Value that should be deducted from each investment option. If you fail to provide us with this information, we may deduct the partial surrender from each investment option in which your Account Value is held on a pro rata basis.

The minimum partial surrender we will allow is $500 or your entire Account Value, if less.

We reserve the right to defer the payment of a partial surrender from the One Year Fixed Account Option for up to six months. We currently do not permit partial surrenders from the DCA Fixed Account Options.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to make withdrawals in a Contract Year of up to 10% of your Account Value without the imposition of a surrender charge. If you withdraw more than 10% of your Account Value, you will be subject to a surrender charge. Account Value, for purposes of the Systematic Withdrawal Program, is determined as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the date we issue you the Contract. See the "Fees and Charges" section in this prospectus.

If within seven years of a Purchase Payment, you withdraw more than 10% of your Account Value, then you will not be allowed to retain the 1% Bonus. This provision is not applicable in the states of New Jersey and Oregon. See the "Purchase Period" section in this prospectus.

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your Contract. Withdrawals using this method are eligible for the 10% free withdrawal privilege each Contract Year. The Systematic Withdrawal Program provides for:

     -    Payments to be made to you;

     -    Payments over a stated period of time;

     -    Payments of a stated yearly dollar amount or percentage.

We may require a minimum withdrawal of $100 per withdrawal under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Option or the Fixed Account Option that you selected. A systematic withdrawal election may be changed or revoked at no charge. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL LAW

See the "Federal Tax Matters" section in this prospectus and in the SAI for more information about required distributions imposed by federal tax law.

For an explanation of possible adverse tax consequences of a surrender, see the "Federal Tax Matters" section in this prospectus and in the SAI.

DEATH BENEFITS

The Contract will pay a death benefit during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

     -    In a lump sum; or

     - Payment of the entire death benefit within 5 years of the date of death; or

     - In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

PROOF OF DEATH

We accept the following as proof of any person's death:

     -    a certified death certificate;

     - a certified decree of a court of competent jurisdiction as to the finding of death;

     - a written statement by a medical doctor who attended the deceased at the time of death; or

     -    any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

SPECIAL INFORMATION FOR NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract are not the same person. If this is the case, and the Contract Owner dies, death benefits must be paid:

     -    commencing within 5 years of the date of death; or

     -    beginning within 1 year of the date of death under:

     -    a life annuity with or without a period certain, or

     - an annuity for a designated period not extending beyond the life expectancy of the Beneficiary.

IMPORTANT INFORMATION FOR BENEFICIARIES WHO ELECT TO DEFER PAYMENT

The Account Value on the date both proof of death and the election method are received by the Company at its Annuity Service Center will be transferred to the One Year Fixed Account and will remain in the One Year Fixed Account until all funds are withdrawn.

JOINT OWNER SPOUSAL ELECTION INFORMATION

The Beneficiary will receive the Death Benefit payout if:

     -    the Contract Owner dies before the Payout Date, or

     -    the Annuitant dies during the Annuity Period.

If the Annuitant dies before the Annuity date, the Owner may designate a new Annuitant or become the Annuitant.

With regard to joint Owners of a nonqualified Contract, the Death Benefit is payable upon the death of either Owner during the Purchase Period. However, in the event of your death where the sole Beneficiary of the nonqualified Contract is your spouse, your spouse may continue the Contract as Owner, in lieu of receiving the Death Benefit.

DURING THE PURCHASE PERIOD

Three types of death benefits are available if death occurs during the Purchase
Period: the Standard Death Benefit, the Enhanced Death Benefit or the Annual Step-Up Death Benefit. The Enhanced Death Benefit or the Annual Step-Up Death Benefit can only be chosen at the time that the Contract is issued. If you do not make a choice of death benefit at the time that the Contract is issued then you will automatically be given the Standard Death Benefit.

You will be required to pay a charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. All of the optional death benefits are subject to state availability. There is no charge for the Standard Death Benefit offered by the Contract.

Once selected, the Enhanced Death Benefit or Annual Step-Up Death Benefit may not be cancelled.

STANDARD DEATH BENEFIT

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

     - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center;

     -    100% of Purchase Payments (to Fixed and/or Variable Account Options)

          - (MINUS)

          Amount of all prior withdrawals and charges; OR

     - The greatest Account Value on any prior seventh Contract Anniversary plus any Purchase Payments made after such Contract Anniversary

          - (MINUS)

          Amount of all prior withdrawals and charges.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be:

     Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center.

ENHANCED DEATH BENEFIT

You will be charged a fee for choosing the Enhanced Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

     - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center;

     -    100% of Purchase Payments (to Fixed and/or Variable Account Options)

          - (MINUS)

          Amount of all prior withdrawals and charges;

     - The greatest Account Value on any prior seventh Contract Anniversary plus any purchase Payments made after such Contract Anniversary

          - (MINUS)

          Amount of all prior withdrawals and charges made after such Contract Anniversary; OR

     - The total amount of Purchase Payments made up to the date of death accumulated at a 3% interest rate each year

         - (MINUS)

          Amount of all prior withdrawals and charges accumulated at a 3% interest rate each year, not to exceed 200% of total Purchase Payments made minus all prior withdrawals and any surrender charges.

If death occurs on or after your 85th birthday and before your 90th birthday, then the Death Benefit during the Purchase Period will be the greater of the first three bullet points above. If death occurs at the age of 90 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Enhanced Death Benefit will still be deducted.

ANNUAL STEP-UP DEATH BENEFIT

You will be charged a fee for choosing the Annual Step-Up Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

     - Your Account Value on the date of proof of death and election of the payment method are received by the Company at its Annuity Service Center;

     -    100% of Purchase Payments (to Fixed and/or Variable Account Options)

          - (MINUS)

          Amount of all prior withdrawals and charges; OR

     - The greatest Account Value on any prior Contract Anniversary plus any purchase Payments made after such Contract Anniversary.

          - (MINUS)

          Amount of all prior withdrawals and charges made after such Contract Anniversary.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Annual Step-Up Death Benefit will still be deducted.

DURING THE PAYOUT PERIOD

If the Annuitant dies during the Payout Period, your Beneficiary may receive any continuing payments under the Payout Option that you selected. The Payout Options available in the Contract are described in the "Payout Period" section of this prospectus.

OTHER CONTRACT FEATURES

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

The right to name or change a Beneficiary may be subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations.

If the Contract Owner dies, and there is no Beneficiary, any death benefit will be payable to the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION - THE 10 DAY "FREE LOOK"

You may cancel the Contract by returning it to the Company within 10 days after delivery. A longer period will be allowed if required under state law. A refund will be made to you within 7 days after receipt of the Contract within the required period. The refund amount will be your Purchase Payments, adjusted to reflect (1) investment experience and (2) any Fees and Charges which have been deducted. See the "Purchase Period -- Right to Return" and "Purchase Period -- 1% Bonus" sections in this prospectus.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

     -    amend the Contract to conform with substitutions of investments;

     -    amend the Contract to comply with tax or other laws;

     - operate A.G. Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

     - deregister A.G. Separate Account A under the 1940 Act, if registration is no longer required;

     -    reflect a change in A.G. Separate Account A or any Division;

     -    create new separate accounts;

     - transfer any assets in any Division to another Division, or to one or more separate accounts, or to the One Year Fixed Account;

     - add, combine or remove Divisions in A.G. Separate Account A, or combine A.G. Separate Account A with another separate account;

     -    add additional Fixed Account Options;

     -    make any new Division available to you on a basis we determine;

     - change the way in which certain fees are calculated and deducted, without changing the amount of the fee itself;

     - commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or

     -    make any changes required to comply with the rules of any Fund.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

DEFERRING PAYMENTS

We reserve the right to defer payment of any surrender, payout payment, or death proceeds out of the Account Value if:

     - the Exchange is closed other than for customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC;

     - the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or

     -    the SEC by order permits the delay for the protection of Contract
          Owners.

We may also postpone transfers and allocations of Account Value under these circumstances.

VOTING RIGHTS

As discussed in the "About A.G. Separate Account A" section of this prospectus, A.G. Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Contract Owner, you may be entitled to give voting instructions to us as to how A.G. Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct A.G. Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or After a Death Benefit has been paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

A.G. Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. A.G. Separate Account A will vote the shares of the Funds it holds for which it receives no voting instructions in the same proportion as the shares for which voting instructions have been received.

The Company will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from Contract Owners.

In the future, we may decide how to vote the shares of A.G. Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS


The Contract provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under the "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.


TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or a section 408(b) IRA or is instead a nonqualified Contract. The Contract is used under the following types of retirement arrangements:

     - Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations; and

     -    Section 408(b) individual retirement annuities.


Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.



Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.



For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").



In addition, the Contract is also available through "Nonqualified Contracts." Such Nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.


TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.


Purchase Payments under the Contract can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distribution, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.



Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity contract for federal income tax purposes. If imposed, the Company can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, the Company has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.



Distributions are taxed differently depending on the program through which the Contract is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to federal income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.



Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.



The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.



It is the opinion of AIG ANNUITY and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.



In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of AIG ANNUITY and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.



It is also the opinion of AIG ANNUITY and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.



Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Owner, and such Contracts will not be treated as annuities for federal income tax purposes.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

     - A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

     - A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

     -    Taxable accounts such as savings accounts.

                                  (BAR CHART)

                                             10 YEARS   20 YEARS   30 YEARS
                                             --------   --------   --------
Taxable Account                               $16,325    $45,560   $ 97,917
Nonqualified Contract Tax-Deferred Annuity    $18,128    $57,266   $141,761
Tax-Deferred Annuity                          $24,171    $76,355   $189,015

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. THE 8% RETURN ON THE TAX-DEFERRED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

PAYCHECK COMPARISON

                                  TAX-FAVORED
                                   RETIREMENT   TAXABLE
                                    PROGRAM      AMOUNT
                                  -----------   --------
Annual amount available for
   savings before federal taxes      $2,400      $2,400

                                  TAX-FAVORED
                                   RETIREMENT   TAXABLE
                                    PROGRAM      AMOUNT
                                  -----------   --------
Current federal income tax
   due on Purchase Payments               0      $ (600)
Net retirement plan Purchase
   Payments                          $2,400      $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800, while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.


On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of Depositor, Registrant and Principal Underwriter, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable annuity product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and Principal Underwriter, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable annuity products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.


As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, Depositor, Registrant and Principal Underwriter believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable annuity products.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
                                                                            ----
General Information .....................................................     3
Types of Variable Annuity Contracts .....................................     3
Variable Annuity Contract General Provisions ............................     3
Federal Tax Matters .....................................................     4
   Economic Growth and Tax Relief Reconciliation Act of 2001 ............     4
   Tax Consequences of Purchase Payments ................................     5
   Tax Consequences of Distributions ....................................     7
   Special Tax Consequences - Early Distribution ........................     9
   Special Tax Consequences - Required Distributions ....................    10
   Tax-Free Rollovers, Transfers and Exchanges ..........................    11
Calculation of Surrender Charge .........................................    12
   Illustration of Surrender Charge on Total Surrender ..................    12
   Illustration of Surrender Charge on a 10% Partial Surrender
      Followed by a Full Surrender ......................................    12
Calculation of MVA Option ...............................................    13
Purchase Unit Value .....................................................    14
   Illustration of Calculation of Purchase Unit Value ...................    14
   Illustration of Purchase of Purchase Units ...........................    15
Payout Payments .........................................................    15
   Assumed Investment Rate ..............................................    15
   Amount of Payout Payments ............................................    15
   Payout Unit Value ....................................................    16
   Illustration of Calculation of Payout Unit Value .....................    16
   Illustration of Payout Payments ......................................    16
Distribution of Variable Annuity Contracts ..............................    16
Experts .................................................................    17
Comments on Financial Statements ........................................    17

                          AIG ANNUITY INSURANCE COMPANY

                             A.G. SEPARATE ACCOUNT A
                    UNITS OF INTEREST UNDER FLEXIBLE PREMIUM
            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                       ELITEPLUS(R) BONUS VARIABLE ANNUITY

                                   ----------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   ----------

                                 FORM N-4 PART B


                                  MAY 1, 2007



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated May 1, 2007 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing AIG Annuity Insurance Company ("Company"), at 205 E. 10th Avenue, Amarillo, Texas 79101; 1-800-424-4990. Prospectuses are also available from registered sales representatives.

                                TABLE OF CONTENTS

General Information                                                           3
Types of Variable Annuity Contracts                                           3
Variable Annuity Contract General Provisions                                  3
Federal Tax Matters                                                           4
   Economic Growth and Tax Relief Reconciliation Act of 2001                  4
   Tax Consequences of Purchase Payments                                      5
   Tax Consequences of Distributions                                          7
   Special Tax Consequences - Early Distribution                              9
   Special Tax Consequences - Required Distributions                         10
   Tax Free Rollovers, Transfers and Exchanges                               11
Calculation of Surrender Charge                                              12
   Illustration of Surrender Charge on Total Surrender                       12
   Illustration of Surrender Charge on a 10% Partial Surrender Followed by
      a Full Surrender                                                       12
Calculation of MVA Option                                                    13
Purchase Unit Value                                                          14
   Illustration of Calculation of Purchase Unit Value                        14
   Illustration of Purchase of Purchase Units                                15
Payout Payments                                                              15
   Assumed Investment Rate                                                   15
   Amount of Payout Payments                                                 15
   Payout Unit Value                                                         16
   Illustration of Calculation of Payout Unit Value                          16
   Illustration of Payout Payments                                           16
Distribution of Variable Annuity Contracts                                   16
Experts                                                                      17
Comments on Financial Statements                                             17

                               GENERAL INFORMATION

                                   THE COMPANY

     AIG Annuity Insurance Company develops, markets, and issues annuity products through niche distribution channels. We market single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company distributes its annuity products primarily through financial institutions, general agents and specialty brokers. On March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

                       TYPES OF VARIABLE ANNUITY CONTRACTS

     The Contracts are no longer offered for sale. Previously, the Company offered flexible payment deferred annuity Contracts.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     The majority of these Contracts were sold to individuals through financial institutions in the nonqualified market. A smaller number of these Contracts were sold in the qualified market through 403(b) plans and certain IRA situations.

     The Contracts are non-participating and will not share in any of the profits of the Company.

                  VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS

     THE CONTRACT: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

     MISSTATEMENT OF AGE OR SEX: If the age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

     MODIFICATION: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Contract Owner's approval of changes and gain approval from appropriate regulatory authorities.

     NON-PARTICIPATING: The Contract will not share in any distribution of dividends.

     EVIDENCE OF SURVIVAL: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.

     PROOF OF AGE: The Company may require evidence of age of any Annuitant or Contract Owner.

     PROTECTION OF PROCEEDS: To the extent permitted by law, death benefits and annuity payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Contract Owner's written consent.

     REPORTS: At least once each calendar year, the Company will furnish the Contract Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Contract Owner.

     TAXES: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of annuity payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

     REGULATORY REQUIREMENTS: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.

                               FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

     This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.


     It is the opinion of AIG Annuity and its tax counsel that a Qualified Contract described in section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.



     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of AIG Annuity and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.



     It is also the opinion of AIG Annuity and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


     For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons as described in section 72 of the Code. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

     For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. However, these changes were made permanent by the Pension Protection Act of 2006 ("PPA"), Note that the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.


TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.


     For 2007, your elective deferrals are generally limited to $15,500, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $45,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if is eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.


     408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2007, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($5,000 if you are age 50 or older), and generally fully deductible in 2007 only by individuals who:


     (i) are not active Participants in another retirement plan, and are not married;

     (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $150,000;


     (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $52,000 or less; or


     (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of $83,000 or less.

     Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $8,000 or 100% of the working spouse's earned income, and no more than $4,000 may be contributed to either spouse's IRA for any year. The $8,000 limit increases to $10,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:


     (i) the lesser of $4,000 ($5,000 if you are age 50 or older; $8,000 for you and your spouse's IRAs, or $10,000 if you are both age 50 or older) or 100% of compensation, over


     (ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


     408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2007, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($5,000 if you are age 50 or older), and a full contribution may be made only by individuals who:


     (i)  are unmarried and have adjusted gross income of $99,000 or less; or

     (ii) are married and filing jointly, and have adjusted gross income of $156,000 or less.


     The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $156,000 and $166,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $166,000. Similarly, the contribution is reduced for those who are single with modified AGI between $99,000 and $115,000, with no contribution for singles with modified AGI over $115,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.


     All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.


     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and are independent contractors.



     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2007, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $15,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,000 are also permitted for individuals age 50 or older. Generally, however, a participant can not utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.


     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2007, the employer may contribute up to 25% of your compensation or $45,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.



     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. In 2007, the limit is $15,500. Such plans if established by December 31, 1996, may still allow employees to make these contributions. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.



     SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2007, employee salary reduction contributions cannot exceed $10,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.



     Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of AG Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.


     Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

(1)  attainment of age 59 1/2;

(2)  severance from employment;

(3)  death;

(4)  disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will not be eligible for a hardship distribution.

     As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

(1)  distributions of Roth 403(b) contributions;

(2)  qualified distributions of earnings on Roth 403(b) contributions and,

(3)  other after-tax amounts in the Contract.


     Distributions of Roth 403(b) contributions are tax-free. Distributions of earnings on Roth 403(b) contributions are "qualified" and if made upon attainment of age 59 1/2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.



     401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.



     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.


     408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

     Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

     403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

     (1)  death;

     (2)  disability;

     (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

     (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and

     (4) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

     Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

     Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

     (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

     (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

     (3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2 for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

     (1)  to a Beneficiary on or after the Contract Owner's death;

     (2)  upon the Contract Owner's disability;

     (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

     (4)  made under an immediate annuity contract, or

     (5)  allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:


     (i) must begin to be paid when the Participant attains age 75 or retires, whichever is later; and


     (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

     The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy.

     A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.

     401(a/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

     (1)  there is no exception for pre-1987 amounts; and

     (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

     A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

     Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

     At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES (PLEASE SEE THE EGTRRA INFORMATION ABOVE)


     403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k).Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.


     401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities,

     408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a)/(k) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

     408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

     (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

     (ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, or 408(b) IRAs are permitted under certain circumstances.

     Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

                         CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

                               TRANSACTION HISTORY

 DATE                TRANSACTION               AMOUNT
------   ----------------------------------   -------
2/1/96   Purchase Payment                     $10,000
2/1/97   Purchase Payment                       5,000
2/1/98   Purchase Payment                      15,000
2/1/99   Purchase Payment                       2,000
2/1/00   Purchase Payment                       3,000
2/1/01   Purchase Payment                       4,000
2/1/01   Purchase Payment                       1,000
                                              -------
7/1/01   Total Purchase Payments               40,000
         (Assumes Account Value is $50,000)

     Assume the Account Value at the time of full withdrawal is $50,000 (7/1/01), and the Account Value on the previous anniversary (2/1/98) was $45,000. 10% of $45,000 ($4,500) is not subject to Surrender Charge. Assume that the 1% Bonus has not been credited to any Purchase Payments.

     The total Surrender Charge is:

     (10,000 -- 4,500) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000 * 5%
     + 4,000 * 5% + 1,000 * 5% = $1,085*

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

 DATE                TRANSACTION               AMOUNT
------   ----------------------------------   -------
2/1/96   Purchase Payment                     $10,000
2/1/97   Purchase Payment                       5,000
2/1/98   Purchase Payment                      15,000
2/1/99   Purchase Payment                       2,000
2/1/00   Purchase Payment                       3,000
2/1/01   Purchase Payment                       4,000
2/1/01   Purchase Payment                       1,000
                                              -------
7/1/01   10% Partial Surrender                  4,000
         (Assumes Account Value is $40,000)
8/1/01   Full Surrender

     a. Since this is the first partial surrender in this Participant year, calculate free withdrawal amount (10% of the value as of 2/1/01).

               10% * 40,000 = $4,000 (no charge on this 10% withdrawal)

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $40,000 -- $4,000 = $36,000

     c.   The Surrender Charge is

               (10,000 -- 4,000) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% +
               3,000 * 5% + 4,000 * 5% + 1,000 * 5% = $1,090.*

     d.   Assume that the $30 Account Maintenance Charge does not apply.

     e.   Assume that the 1% Bonus has not been credited to any Purchase
          Payments.

----------
*    These calculations refer to the following surrender charge table:

  NUMBER OF YEARS SINCE      CHARGE AS PERCENTAGE OF
DATE OF PURCHASE PAYMENT   PURCHASE PAYMENT WITHDRAWN
------------------------   --------------------------
           1                           5%
           2                           5%
           3                           5%
           4                           4%
           5                           3%
           6                           2%
           7                           1%
           8+                          0%

                            CALCULATION OF MVA OPTION

     The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

     The market value adjustment is determined by the formula below, using the following factors:

     (1) A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

     (2) B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

     (3) N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

     (4) The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

     The market value adjustment will equal:

     The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                          [(1+A)/(1+B+0.005)](N/12)--1

     The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

     Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

     We guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

                               PURCHASE UNIT VALUE

     Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

     Gross Investment Rate
=   (EQUALS)
     The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/    (DIVIDED BY)
     The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in Step 1)
-    (MINUS)

     Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate preceding day.
x    (MULTIPLIED BY)
     Net Investment Rate (as calculated in Step 2) plus 1.00.

The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

1. Purchase Unit value, beginning of period                           $ 1.800000
2. Value of Fund share, beginning of period                           $21.200000
3. Change in value of Fund share                                      $  .500000
4. Gross investment return (3))(2)                                       .023585
5. Daily separate account fee*                                           .000025
                                                                      ----------

* Mortality and expense risk fee and administration and distribution fee of 0.90% per annum used for illustrative purposes (assumes that no optional separate account charges are deducted).

6. Net investment return (4)--(5)                                        .023560
                                                                      ----------
7. Net investment factor 1.000000+(6)                                   1.023560
                                                                      ----------
8. Purchase Unit value, end of period (1)H(7)                           1.842408
                                                                      ----------

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS

1. First Periodic Purchase Payment                                    $   100.00
2. Purchase Unit value on effective date of purchase
      (see Example 3)                                                 $ 1.800000
3. Number of Purchase Units purchased (1))(2)                             55.556
4. Purchase Unit value for valuation date following purchase (see
      Example 3)                                                      $ 1.842408
                                                                      ----------
5. Value of Purchase Units in account for valuation date following
      purchase (3)H(4)                                                $   102.36
                                                                      ----------

                          PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of A.G. Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first Payout Payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

     The portion of the first monthly variable Payout Payment derived from a Division of A.G. Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable Payout Payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

          ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

1. Payout Unit value, beginning of period                             $  .980000
2. Net investment factor for Period (see Example 3)                     1.023558
3. Daily adjustment for 3% Assumed Investment Rate                       .999906
4. (2)H(3)                                                              1.023462
5. Payout Unit value, end of period (1)H(4)                           $ 1.002993

                  ILLUSTRATION OF PAYOUT PAYMENTS

2. Purchase Unit value (see Example 3)                                $ 1.800000
3. Account Value of Contract (1)H(2)                                  $18,000.00
4. First monthly Payout Payment per $1,000 of Account Value           $     5.63
5. First monthly Payout Payment (3)H(4))1,000                         $   101.34
6. Payout Unit value (see Example 10)                                 $  .980000
7. Number of Payout Units (5))(6)                                        103.408
8. Assume Payout Unit value for second month equal to                 $  .997000
9. Second monthly Payout Payment (7)H(8)                              $   103.10
10. Assume Payout Unit value for third month equal to                 $  .953000
11. Third monthly Payout Payment (7)H(10)                             $    98.55

             DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified the Contracts for sale in 47 states and the District of Columbia.

     The Contracts have been sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the National Association of Securities Dealers (the "NASD"). In some cases the broker-dealers are exempt from registration. The principal underwriter for A.G. Separate Account A is American General Distributors, Inc. ("Distributor"). Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.

     The broker-dealers whose agents sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)


     Pursuant to its underwriting agreement with Distributor and A.G. Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2004, 2005 and 2006 were $100,629, $97,802 and $73,961 respectively. The Distributor retained $0 in Commissions for these same years.


                              EXPERTS


     The consolidated financial statements of AIG Annuity Insurance Company as of December 31, 2006 and 2005 and for the three years then ended December 31, 2006 and the financial statements of A.G. Separate Account A as of December 31, 2006 and 2005 and for the two years then ended December 31, 2006, all included in this registration statement have so been included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.

                  COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of AIG Annuity Insurance Company (formerly, American General Annuity Insurance Company) should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

                         AIG ANNUITY INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Registered Public Accounting Firm                   1

Consolidated Balance Sheet - December 31, 2006 and 2005
                                                                       2 to 3

Consolidated Statement of Income and Comprehensive Income - Years
  Ended December 31, 2006, 2005 and 2004
                                                                       4 to 5

Consolidated Statement of Cash Flows - Years Ended December 31,
  2006, 2005 and 2004
                                                                       6 to 7

Notes to Consolidated Financial Statements
                                                                       8 to 36

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AIG Annuity Insurance Company:

In our opinion, the accompanying consolidated balance sheet as of December 31, 2006 and 2005 and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG Annuity Insurance Company and its subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain hybrid financial instruments in 2006 and its method of accounting for certain nontraditional long-duration contracts in 2004.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 27, 2007

                         AIG ANNUITY INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
ASSETS

Investments and cash
  Cash                                                  $   419      $   266
  Restricted cash                                            27           30
  Short-term investments                                     72           80
  Bonds, notes and redeemable preferred stocks
   Available for sale, at fair value (amortized
    cost: 2006 - $46,841; 2005 - $49,068)                47,215       49,852
   Hybrid securities, at fair value (cost: 2006
    - $106)                                                 103           --
   Trading securities, at fair value (cost:
    2005 - $3; 2006 - $28 )                                  26            3
  Common and non-redeemable preferred stocks
   Available for sale, at fair value (cost:
   2006 - $71; 2005 - $51)                                  110           72
  Mortgage loans                                          1,953        1,555
  Policy loans                                               49           53
  Partnerships                                            2,352        1,609
  Securities lending collateral                          18,066       15,927
  Aircraft, net of accumulated depreciation (2006
   - $161; 2005 - $107)                                     897          951
  Other invested assets                                     113          109
                                                        -------      -------
  Total investments and cash                             71,402       70,507

  Variable annuity assets held in separate accounts         297          354
  Accrued investment income                                 585          632
  Deferred acquisition costs and cost of
   insurance purchased                                    2,053        1,988
  Deferred bonus interest                                   563          494
  Income taxes receivable                                    41           --
  Receivable from brokers                                    37           70
  Goodwill                                                  811          811
  Other assets                                               24           17
                                                        -------      -------
  TOTAL ASSETS                                          $75,813      $74,873
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities
  Reserves for fixed annuity contracts without
   life contingencies                                   $46,128      $47,651
  Reserves for fixed annuity contracts with
   life contingencies                                     2,665        2,652
  Securities lending payable                             18,066       15,927
  Notes payable
   To affiliates, net                                       461          509
   To third parties, net                                     97          108
  Payable to brokers                                         58           91
  Other liabilities                                         468          412
                                                        -------      -------
  Total reserves, payables and accrued liabilities       67,943       67,350

Variable annuity liabilities related to separate
  accounts                                                  297          354

Deferred income taxes                                       442          419
                                                        -------      -------
  Total liabilities                                      68,682       68,123
                                                        -------      -------
Minority interest                                           168          165

Shareholder's equity
  Common stock, $50 par value; 100,000 shares
   authorized; shares issued 2006 and 2005 - 50,000           3            3
  Additional paid-in capital                              4,175        4,175
  Retained earnings                                       2,589        2,103
  Accumulated other comprehensive income                    196          304
                                                        -------      -------
  Total shareholder's equity                              6,963        6,585
                                                        -------      -------
  TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $75,813      $74,873
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                       Years Ended December 31,
                                                     --------------------------
                                                      2006     2005     2004
                                                     ------   ------   ------
                                                          (In millions)
REVENUES

  Investment income                                  $3,419   $3,174   $2,978
  Rental income from aircraft operating leases          120      115       96
  Premiums and other considerations                      31       32       35
  Fee income                                            100       77       53
  Net realized investment losses                       (259)    (179)     (90)
                                                     ------   ------   ------
  Total revenues                                      3,411    3,219    3,072
                                                     ------   ------   ------
BENEFITS AND EXPENSES

  Interest credited to fixed annuity contracts
   without life contingencies                         1,574    1,601    1,491
  Interest credited to fixed annuity contracts with
   life contingencies                                   178      177      177
  Other insurance policy benefits                        45       42       44
  Amortization of deferred acquisition costs and
   cost of insurance purchased                          353      336      313
  Amortization of deferred bonus interest                94       86       74
  Interest on notes payable                              48       36       23
  Depreciation on aircraft                               57       56       52
  General and administrative expenses and annual
   commissions, net of deferrals                         77       76       80
                                                     ------   ------   ------
  Total benefits and expenses                         2,426    2,410    2,254
                                                     ------   ------   ------
INCOME BEFORE INCOME TAXES, MINORITY INTEREST AND
  CUMULATIVE EFFECT OF ACCOUNTING CHANGE                985      809      818

Income tax expense                                      351      282      286
                                                     ------   ------   ------
INCOME BEFORE MINORITY INTEREST AND CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                           634      527      532

Minority interest expense, net of tax                    --       (3)      (4)
                                                     ------   ------   ------
INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE    634      524      528

Cumulative effect of accounting change, net of tax       --       --       (1)
                                                     ------   ------   ------
NET INCOME                                           $  634   $  524   $  527
                                                     ------   ------   ------

                                  -Continued-

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY
     CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                        Years Ended December 31,
                                                      --------------------------
                                                       2006      2005     2004
                                                       -----   -------   -----
                                                          (In millions)
OTHER COMPREHENSIVE INCOME (LOSS)
  Net unrealized gains (losses) on invested assets
   arising during the current period                  $(595)    (1,476)    152
  Reclassification adjustment for net realized
   losses included in net income                        229        150      41
  Adjustment to deferred acquisition costs              203        645    (104)
  Income tax benefit (expense)                           55        238     (31)
                                                       -----   -------   -----
OTHER COMPREHENSIVE INCOME (LOSS)                      (108)      (443)     58
                                                       -----   -------   -----
COMPREHENSIVE INCOME                                  $ 526    $    81   $ 585
                                                       =====   =======   =====

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                    Years Ended December 31,
                                                  ----------------------------
                                                    2006      2005      2004
                                                  --------  --------  --------
                                                          (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income                                      $    634  $    524  $    527
   Adjustments to reconcile net income to net
    cash provided by operating activities:
     Cumulative effect of accounting change,
       net of tax                                       --        --         1
     Interest credited to fixed annuity
       contracts without life contingencies          1,574     1,601     1,491
     Amortization of deferred acquisition
       costs including insurance purchased             353       336       313
     Amortization of deferred bonus interest            94        86        74
     Net realized investment losses                    259       179        90
     Equity in income of partnerships and
       other invested assets                          (240)     (122)     (147)
     Depreciation on aircraft                           57        56        52
     Amortization of premium and discount on
       securities                                      (10)       30        26
     Minority interest expense                          --         3         4
     Provision for deferred income taxes                77        81        31
  Changes in:
   Restricted cash transferred to collections            1        --        --
   Trading securities, at fair value                   (23)       12        53
   Hybrid securities, at fair value                     30        --        --
   Accrued investment income                            47        (6)      (73)
   Deferred acquisition costs                         (247)     (341)     (564)
   Reserves for fixed annuity contracts with
     life contingencies                                 13        20        20
   Income taxes currently receivable/payable           (41)       14      (166)
   Other liabilities                                    90       (29)      166
   Other, net                                          (34)       21       (45)
                                                  --------  --------  --------
NET CASH PROVIDED BY OPERATING ACTIVITIES            2,634     2,465     1,853
                                                  --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases and issuances of:
   Bonds, notes and redeemable preferred stocks    (16,570)  (31,229)  (23,797)
   Mortgage loans                                     (613)     (931)     (412)
   Aircraft and aircraft improvements                  (10)       (6)   (1,053)
   Other investments, excluding short-term
     investments                                      (681)     (379)     (202)
  Sales of:
   Bonds, notes and redeemable preferred stocks      5,536    27,258    16,274
   Other investments, excluding short-term
     investments                                       181       132       111
  Insurance proceeds for aircraft                       12        --        --
  Restricted cash used for aircraft conversion           4        --        (5)
  Redemptions and maturities of:
   Bonds, notes and redeemable preferred stocks     12,904     1,678       939
   Mortgage loans                                      216       140        56
  Change in short-term investments                       8        88       (67)
  Change in securities lending collateral           (2,139)   (2,468)   (7,735)
                                                  --------  --------  --------
NET CASH USED IN INVESTING ACTIVITIES               (1,152)   (5,717)  (15,891)
                                                  --------  --------  --------

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                      Years Ended December 31,
                                                     -------------------------
                                                       2006     2005     2004
                                                     -------  -------  -------
                                                           (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
  Deposits on fixed annuity contracts                $ 4,264  $ 5,902  $ 9,065
  Net exchanges from the fixed accounts
   of variable annuity contracts                           2        3       --
  Withdrawal payments on fixed annuity contracts      (5,343)  (3,701)  (2,390)
  Claims and annuity payments on fixed
   annuity contracts                                  (2,174)  (1,484)  (1,064)
  Proceeds from notes payable                             --       --      759
  Repayment of notes payable                             (68)     (64)     (57)
  Restricted cash                                         (3)      (3)     (22)
  Security deposits on aircraft                            3        3       22
  Change in securities lending payable                 2,139    2,468    7,735
  Contributions of minority interest holders               1       31      127
  Cash capital contributions from Parent                  --       --      185
  Dividends to Parent                                   (150)      --       --
                                                     -------  -------  -------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES   (1,329)   3,155   14,360
                                                     -------  -------  -------
NET INCREASE (DECREASE) IN CASH                          153      (97)     322

CASH AT BEGINNING OF PERIOD                              266      363       41
                                                     -------  -------  -------
CASH AT END OF PERIOD                                $   419  $   266  $   363
                                                     =======  =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION:

  Income taxes paid                                  $   316  $   183  $   408
                                                     =======  =======  =======
  Interest paid                                      $    40  $    41  $    39
                                                     =======  =======  =======

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. NATURE OF OPERATIONS

   AIG Annuity Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of AGC Life Insurance Company (the "Parent"), a Missouri-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance- related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company principally engaged in the business of writing fixed annuities directed to the market for tax-deferred long-term savings products. The Company develops, markets and issues annuity products through a variety of distribution channels. The Company sells deferred annuities through financial institutions, principally banks and thrifts. The Company also markets deferred annuities to both tax-qualified and non-qualified retirement markets through personal producing general agents (agents or general agents whose contract provides for compensation both from business written personally and by subcontracted agents), affiliated and independent broker-dealers and asset management companies throughout the United States of America.

   The Company's sales of deferred annuity products through financial institutions represent a substantial amount of its total sales from such products. Sales of deferred annuities by the top producing individual financial institution, Washington Mutual Bank, N.A., comprised approximately 11% of annuity deposits collected in 2006; Natcity Bank, N.A., comprised approximately 9% of deposits collected in 2005 and Wachovia Bank, N.A., comprised approximately 15% of annuity deposits collected in 2004. Sales of deferred annuities through the top five producing individual financial institutions comprised approximately 35%, 35% and 43% of annuity deposits collected in 2006, 2005 and 2004, respectively. Washington Mutual Bank, N.A., was the only financial institution to generate more than 10% of the Company's annuity deposits collected in 2006. Other than the top producing financial institution, no individual financial institution generated more than 10% of the Company's annuity deposits collected in 2005 or 2004.

   The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts.

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                         AIG ANNUITY INSURANCE COMPANY

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity (see below) in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

   The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions, which affect the amounts reported in the consolidated financial statements and the accompanying notes. These estimates and assumptions are particularly important with respect to investments and deferred acquisition costs. Actual results could differ from those estimates.

   CONSOLIDATION OF VARIABLE INTEREST ENTITY: On January 14, 2004, the Company purchased 61.3% of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle 2 Trust"), a Delaware special-purpose statutory trust established on November 21, 2003 (see Note 13). The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling commercial jet aircraft. In December 2003, the Financial Accounting Standards Board ("FASB") issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN 46(R)"). In accordance with FIN 46(R), the accounts of Castle 2 Trust have been included in these consolidated financial statements as of and for the years ended December 31, 2006, 2005 and 2004.

   The impact of the consolidation of Castle 2 Trust on consolidated total assets and total liabilities as of December 31, 2006, 2005 and 2004, and on consolidated net income for the years then ended, was as follows:

                                                      Eliminations
                                       The   Castle 2  /Minority
                                     Company  Trust     interest   Consolidated
(In millions)                        ------- -------- ------------ ------------
December 31, 2006
  Total assets                       $75,010  $1,036     $(233)      $75,813
  Total liabilities                   68,019     707       (44)       68,682
  Net income                             631      (1)        4           634

December 31, 2005
  Total assets                       $74,027  $1,088     $(242)      $74,873
  Total liabilities                   67,415     758       (50)       68,123
  Net income                             521       9        (6)          524

December 31, 2004
  Total assets                       $69,159  $1,129     $(248)      $70,040
  Total liabilities                   62,658     808       (57)       63,409
  Net income                             528       9       (10)          527

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   CASH: Cash represents cash on hand and all highly liquid investments purchased with an original maturity of three months or less.

   RESTRICTED CASH: Castle 2 Trust maintains various restricted cash accounts, primarily lessee-funded and aircraft conversion accounts, which are not available for general use. Security deposits from lessees that are required to be segregated from other funds are deposited into the lessee-funded accounts. The balance in the aircraft conversion account was used to convert one aircraft from a passenger configuration to a freighter configuration during 2006 eliminating the conversion account component of restricted cash at December 31, 2006.

   INVESTMENTS: Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments maturing within one year, such as commercial paper.

   Bonds, notes, redeemable preferred stocks, common stocks and non-redeemable preferred stocks available for sale are carried at aggregate fair value. Changes in unrealized gains and losses, net of tax and amortization of deferred acquisition costs and other deferred expenses, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

   If a security includes terms that affect cash flows or exchanges under the contract and have economic characteristics and risks not clearly and closely related to the economic characteristics and risks of the security, those terms are considered an embedded derivative and are accounted for separately. Embedded derivatives are carried at fair value with unrealized gains and losses reflected in income.

   The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable at the acquisition or issuance date.

   Bonds and common stock trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income.

   The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

   In general, a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

    . Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

    . The occurrence of a discrete credit event resulting in the debtor defaulting or seeking bankruptcy or insolvency protection or voluntary reorganization; or

    . The probability of non-realization of a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

   At each balance sheet date, the Company evaluates its securities holdings in an unrealized loss position. Where the Company does not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation the Company records the unrealized loss in income. If events or circumstances change, such as unexpected changes in the creditworthiness of the obligor, unanticipated changes in interest rates, tax laws, statutory capital positions and liquidity events, among others, the Company revisits its intent. Further, if a loss is recognized from a sale subsequent to a balance sheet date pursuant to these unexpected changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

   In periods subsequent to the recognition of an other-than-temporary impairment loss for debt securities, the Company generally amortizes the discount or reduced premium over the remaining life of the security in a prospective manner based on the amounts and timing of future estimated cash flows.

   Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

   Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

   Aircraft owned by Castle 2 Trust are recorded at cost and depreciated on a straight-line basis, generally over estimated useful lives of 25 years from the date of manufacture to a residual value that is 15% of cost. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness.

   Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value). Undiscounted future cash flows consist of estimates of the net lease inflows expected over the remaining useful life of the aircraft, including projections of future lease rates and relevant costs. Measurement of an impairment loss is based on the amount by which the carrying value of the aircraft exceeds the fair value of the aircraft. Fair value reflects the underlying economic value of the aircraft, which

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   includes the appraiser's opinion of most likely trading prices that may be generated by the aircraft under the current market circumstances that are perceived to exist. Fair value assumes that the aircraft is valued for its highest, best use, that the parties to hypothetical sale transaction are willing, able, prudent and knowledgeable, and under no unusual pressure for a prompt sale, and that the transaction would be negotiated in an open and unrestricted market on an arm's length basis, for cash or equivalent consideration, and given an adequate amount of time for effective exposure to prospective buyers.

   Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2006 and 2005, the Company's investments in partially owned companies included its 32.0% interest in the non-voting preferred equity of Castle 2003-1 Trust ("Castle 1 Trust"; see Note 13). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 4).

   Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

   DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values is recorded as a realized gain or loss. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet within Payable to brokers. At December 31, 2006 and 2005, the Company had no dollar roll agreements outstanding.

   SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $17.67 billion and $15.58 billion as of December 31, 2006 and 2005, respectively, which represents securities included in bonds, notes and redeemable preferred stocks available for sale in the consolidated balance sheet at the respective balance sheet dates. The collateral is not available for the general use of the Company. Income

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as Investment income in the consolidated statement of income and comprehensive income.

   DERIVATIVE FINANCIAL INSTRUMENTS: The Company reports all derivative instruments at fair value in other invested assets or other liabilities, as applicable, in the consolidated balance sheet.

   The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest and currency rates on certain investment securities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company believes that such hedging activities have been and remain economically effective, but its swaps do not qualify for hedge accounting treatment. As a result, changes in the fair value of swaps are recognized in realized investment gains and losses effective January 1, 2005.

   The Company has issued a small number of equity-indexed annuity contracts, which contain embedded derivatives associated with guarantees tied to the S&P 500 index. The Company uses S&P 500 indexed call options to offset the increase in its liabilities resulting from the equity-indexed features of these annuity contracts. The embedded derivatives and the call options are carried at fair value, with changes in fair value recognized in realized investment gains and losses.

   The Company buys and sells short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

   DEFERRED ACQUISITION COSTS ("DAC") AND OTHER DEFERRED EXPENSES: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

   The Company currently offers enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain of its products. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

   The cost assigned to certain acquired insurance contracts in force at the acquisition date (cost of insurance purchased, or "CIP") is reported

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   within Deferred acquisition costs and cost of insurance purchased on the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 7.65% in 2006, 2005 and 2004. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

   The Company reviews the carrying value of DAC, CIP and deferred bonus interest on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

   AMORTIZATION OF DAC AND OTHER DEFERRED EXPENSES: DAC, CIP and deferred bonus interest are amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts the amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. Amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

   As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of other comprehensive income and is credited or charged directly to shareholder's equity.

   VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
   ACCOUNTS: The Company has issued variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as Variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in Variable annuity fees in the consolidated statement of income and comprehensive income.

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   GOODWILL: The Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. The Company has performed annual impairment testing and has determined that no impairment provision is necessary as of December 31, 2006.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

   Reserves for fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investment yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

   Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the consolidated statement of income and comprehensive income, as they are recorded directly upon receipt to reserves for fixed annuity contracts without life contingencies.

   PREMIUMS AND OTHER CONSIDERATIONS: The Company's fixed annuity contracts with life contingencies consist of limited payment contracts. The gross premium received on these contracts is reported as revenue when collected at the issuance of the contract. However, the excess of the gross premium received over the net premium is deferred and recognized in income in relation to the present value of expected future benefit payments.

   FEE INCOME: Variable annuity fees and surrender charges are recorded as income when earned.

   INCOME TAXES: The Company joins in the filing of a consolidated federal income tax return with the Parent and the Parent's life insurance company subsidiaries. The Company has a written agreement with the Parent setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, the Parent agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   RECENTLY ISSUED ACCOUNTING STANDARDS: FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue
   No. 03-1 and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on its consolidated financial condition or results of operations.

   In December 2004, the FASB issued FAS No. 123 (revised 2004) "Share-Based Payment" ("FAS 123R"). FAS 123R replaces FAS No. 123, "Accounting for Stock-based Compensation," ("FAS 123") and supersedes Accounting Principles Board Opinion No. 25 ("APB 25"), "Accounting for Stock Issued to Employees". FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, is not presented herein. AIG adopted the provisions of the revised FAS 123R and its related interpretive guidance on January 1, 2006. The impact of adopting FAS 123R was not material to the consolidated financial position or results of operations of the Company.

   In March 2005, the FASB issued FSP FIN 46(R)-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN 46(R)-5") to address whether a reporting enterprise has an implicit variable interest in a VIE or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FIN 46(R), the term is not defined and only one example is provided. FSP FIN 46(R)-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests. An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The adoption of FSP FIN 46(R)-5 did not have a material effect on the consolidated financial condition or results of operations of the Company.

   On April 13, 2006, the FASB issued FSP FIN 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FSP FIN 46(R)-6"). FSP FIN 46(R)-6 affects the identification of which entities are variable interest entities through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities with which the Company becomes involved. The new requirements need not be applied to entities that have previously been analyzed under FIN 46(R) unless a reconsideration event occurs. The adoption of FSP FIN 46(R)-6 did not have a material effect on the consolidated financial condition or results of operations of the Company.

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   On June 1, 2005, the FASB issued FAS No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless it is impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard was effective for accounting changes and correction of errors beginning January 1, 2006.

   On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option" ("Issue B38"). This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The adoption did not have a material effect on the consolidated financial position or results of operations of the Company.

   On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor" ("Issue B39"). The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The adoption did not have a material effect on the consolidated financial position or results of operations of the Company.

   On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"), an amendment of FAS 140 and FAS
   133. FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date.

   The Company elected to early adopt FAS 155 as of January 1, 2006, and apply FAS 155 fair value measurement to certain hybrid financial instruments in the Company's available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $2.3 million after-tax ($3.5 million pre-tax) increase to opening retained earnings as of January 1, 2006, representing the difference between the fair value of these hybrid financial instruments and the prior carrying value as of December 31, 2005. The effect of adoption on after-tax gross gains and losses was $4.6 million ($7.1 million pre-tax) and $2.4 million ($3.6 million pre-tax), respectively.

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   In connection with the Company's early adoption of FAS 155, hybrid financial instruments of $102.6 million at December 31, 2006 are now carried at fair value. The effect on earnings for the twelve month period ended December 31, 2006, for changes in the fair value of hybrid financial instruments, was a pre-tax loss of $4.3 million and is reflected in Investment income in the consolidated statement of income and comrehensive income.

   In January 2007, the FASB issued Statement 133 Implementation Issue No. B40, "Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets" ("Issue B40"). Issue B40 provides guidance for when prepayment risk needs to be considered in determining whether mortgage-backed and other asset-backed securities contain an embedded derivative requiring bifurcation. Effective with the Company's adoption of FAS 155 beginning January 1, 2006, the Company has been treating derivatives embedded in securitized intests in prepayable financial assets in accordance with the guidance in Issue B40. Therefore, the adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

   FUTURE APPLICATION OF ACCOUNTING STANDARDS

   On September 19, 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company's historical treatment of internal replacement of insurance and investment contracts is consistent with SOP 05-1 guidance, therefore, there is no impact on its consolidated financial condition or its consolidated results of operations upon adoption.

   On July 13, 2006, the FASB issued FASB Interpretation 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The adoption of FIN 48 had no impact on the Company's consolidated financial condition or its consolidated results of operations.

   In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

   In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which directly depends on the nature and extent of eligible items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3. INVESTMENTS

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                           Amortized Estimated
                                                             Cost    Fair Value
                                                           --------- ----------
                                                              (In millions)
At December 31, 2006:

Securities of the United States government                  $    92   $    92
Securities of foreign governments                               236       256
Corporate bonds and notes                                    28,703    29,083
Mortgage-backed securities                                   11,453    11,376
Other debt securities                                         5,975     6,032
Affiliated securities                                           322       311
Redeemable preferred stocks                                      60        65
                                                            -------   -------
  Total                                                     $46,841   $47,215
                                                            =======   =======

At December 31, 2005:

Securities of the United States government                  $   239   $   239
Securities of foreign governments                               319       344
Corporate bonds and notes                                    30,771    31,401
Mortgage-backed securities                                   11,387    11,313
Other debt securities                                         5,972     6,120
Affiliated securities                                           341       334
Redeemable preferred stocks                                      39       101
                                                            -------   -------
  Total                                                     $49,068   $49,852
                                                            =======   =======

                         AIG ANNUITY INSURANCE COMPANY

3. INVESTMENTS (Continued)

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2006, follow:

                                                           Amortized Estimated
                                                             Cost    Fair Value
                                                           --------- ----------
                                                              (In millions)
Due in one year or less                                     $   999   $ 1,005
Due after one year through five years                        10,889    11,102
Due after five years through ten years                       16,969    17,057
Due after ten years                                           6,531     6,675
Mortgage-backed securities                                   11,453    11,376
                                                            -------   -------
Total                                                       $46,841   $47,215
                                                            =======   =======

   Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

   Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                            Gross      Gross
                                                          Unrealized Unrealized
                                                            Gains      Losses
                                                          ---------- ----------
                                                              (In millions)
At December 31, 2006:

Securities of the United States government                  $    1     $  (1)
Securities of foreign governments                               24        (4)
Corporate bonds and notes                                      686      (306)
Mortgage-backed securities                                      56      (133)
Other debt securities                                          119       (62)
Affiliated securities                                           --       (11)
Redeemable preferred stocks                                      6        (1)
                                                            ------     -----
   Total fixed maturity securities                             892      (518)
   Common and non-redeemable preferred
    stocks                                                      40        (1)
                                                            ------     -----
       Total                                                $  932     $(519)
                                                            ======     =====
At December 31, 2005:

Securities of the United States government                  $   --     $  --
Securities of foreign governments                               28        (3)
Corporate bonds and notes                                      941      (311)
Mortgage-backed securities                                      65      (139)
Other debt securities                                          193       (45)
Affiliated securities                                            3       (10)
Redeemable preferred stocks                                     62        --
                                                            ------     -----
   Total fixed maturity securities                           1,292      (508)
   Common and non-redeemable preferred
    stocks                                                      24        (3)
                                                            ------     -----
       Total                                                $1,316     $(511)
                                                            ======     =====

                         AIG ANNUITY INSURANCE COMPANY

3. INVESTMENTS (Continued)

   The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                       Less than 12 Months 12 Months or More        Total
                      -------------------  -----------------  -----------------
                        Fair   Unrealized    Fair  Unrealized  Fair   Unrealized
                       Value     Losses     Value    Losses    Value    Losses
   (In millions)      -------  ----------  ------- ---------- ------- ----------
At December 31, 2006:
U.S. government       $    --    $  --     $    63   $  (1)   $    63   $  (1)
Foreign government          5       (4)         --      --          5      (4)
Corporate bonds and
  notes                 2,077      (27)     10,741    (279)    12,818    (306)
Mortgage-backed
  securities            1,176       (9)      6,872    (124)     8,048    (133)
Other debt securities     599       (7)      2,167     (55)     2,766     (62)
Affiliated securities      --       --         136     (11)       136     (11)
Redeemable preferred
  stock                    12       (1)         --      --         12      (1)
                      -------    -----     -------   -----    -------   -----
   Total              $ 3,869    $ (48)    $19,979   $(470)   $23,848   $(518)
                      =======    =====     =======   =====    =======   =====
At December 31, 2005:
Foreign government    $    49    $  (3)    $    --   $  --    $    49   $  (3)
Corporate bonds and
  notes                10,470     (257)      1,182     (54)    11,652    (311)
Mortgage-backed
  securities            7,700     (122)        421     (17)     8,121    (139)
Other debt securities   1,923      (36)        249      (9)     2,172     (45)
Affiliated securities     155      (10)         --      --        155     (10)
                      -------    -----     -------   -----    -------   -----
   Total              $20,297    $(428)    $ 1,852   $ (80)   $22,149   $(508)
                      =======    =====     =======   =====    =======   =====

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2006 and 2005, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

                         AIG ANNUITY INSURANCE COMPANY

3. INVESTMENTS (Continued)

   Gross realized investment gains and losses were as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2006     2005    2004
                                                        -----   -----   -----
                                                          (In millions)
Bonds, notes and redeemable preferred
 stocks available for sale
   Realized gains                                      $ 183    $ 180   $ 240
   Realized losses                                      (199)    (227)   (216)

Common and non-redeemable preferred stocks
   Realized gains                                         16       22       1
   Realized losses                                        (2)      (6)     (2)

Mortgage loans
   Realized gains                                         --       --       5

Partnerships and Other Invested Assets
   Realized gains                                         15        2      --
   Realized Losses                                       (31)      --      --

Derivatives
   Realized gains                                          6       43       1
   Realized losses                                       (36)     (17)    (11)

Impairment writedowns                                   (202)    (169)   (105)

Net loss on fair value hedges                             (9)      (7)     (3)
                                                        -----   -----   -----
Total net realized investment losses
 before taxes                                          $(259)   $(179)  $ (90)
                                                        =====   =====   =====

   The sources and related amounts of investment income were as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2006     2005    2004
                                                       ------   ------  ------
                                                            (In millions)
Bonds, notes and redeemable
 preferred stocks-non-affiliated                       $2,999   $2,947  $2,768
Bonds, notes and redeemable
 preferred stocks-affiliated                               28       10      10
Common stock                                                1       --       5
Mortgage loans                                            113       64      34
Partnerships                                              253      131     147
Other invested assets                                       7       16      22
Short-term investments                                     49       38      24
Less: investment expenses                                 (31)     (32)    (32)
                                                       ------   ------  ------
   Total investment income                             $3,419   $3,174  $2,978
                                                       ======   ======  ======

                         AIG ANNUITY INSURANCE COMPANY

3. INVESTMENTS (Continued)

   At December 31, 2006, the Company's investments included no investments in single entities that each exceeded 10% of the Company's consolidated shareholder's equity.

   At December 31, 2006, bonds, notes and redeemable preferred stocks included $3.97 billion of bonds that were rated below investment grade. These non-investment-grade securities are comprised of bonds spanning 17 industries with approximately 20% in consumer cyclical, 16% in communications, 13% in consumer non-cyclical and 11% in electric utilities. No other industry concentration constituted more than 10% of these assets.

   At December 31, 2006, mortgage loans were collateralized by properties located in 30 states and Washington D.C., with loans totaling approximately 42% of the aggregate carrying value of the portfolio secured by properties located in California. No more than 10% of the portfolio was secured by properties in any other single state.

   At December 31, 2006, the type of property collateralizing the mortgage loan portfolio was approximately 52% office, 12% retail, 12% industrial and 24% residential and other types.

   At December 31, 2006, the carrying value, which approximates fair value, of bonds, notes and redeemable preferred stocks securities in default as to the payment of principal or interest totaled $64.1 million.

   At December 31, 2006, $7.2 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

   On January 14, 2004, Castle 2 Trust entered into an asset purchase agreement to purchase 34 commercial jet aircraft having an aggregate cost of $1.05 billion from International Lease Finance Corporation ("ILFC") and its affiliates, all of which are subsidiaries of AIG. In June 2006, Castle 2 Trust received an insurance settlement of $11.8 million from the insurance underwriter and the lessee, and retained the lessee's $.5 million security deposit, for a B737-400 which suffered significant damage in October of 2005. At December 31, 2006, all of the 33 remaining aircraft were on lease to 30 different lessees in 23 different countries (see Note 10).

                         AIG ANNUITY INSURANCE COMPANY

4. DERIVATIVE FINANCIAL INSTRUMENTS

   The Company's derivative financial instruments were as follows:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
Related to investment securities:
  Interest rate swap agreements
   Notional amount                                        $106         $106
   Fair value                                               (5)          (4)

  Currency swap agreements
   Notional amount                                         283          201
   Fair value                                              (18)          (2)

Related to policyholder liabilities:
     Call options
       Fair value                                           13            9

   The Company recorded the following in net realized investment gains (losses) in the statement of income and comprehensive income:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
Net change in fair value of derivative financial
  instruments                                             $(15)        $(4)

   The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

   Castle 2 Trust's derivative financial instruments were as follows:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
Related to floating-rate notes:
  Interest rate swap agreements to receive
   fixed rate
     Notional amount                                      $551         $598
     Fair value                                            (23)         (19)

Related to fixed-rate leases of aircraft:
  Interest rate swap agreements to pay fixed rate
     Notional amount                                       791          636
     Fair value                                              4           10

                         AIG ANNUITY INSURANCE COMPANY

4. DERIVATIVE FINANCIAL INSTRUMENTS (Continued)

   Prior to October 1, 2005, changes in the net fair value of the swaps and the offsetting changes in the fair value of the hedged liability and the unrecognized firm commitment attributable to the hedged risk (change in value caused by a change in interest rates) were recorded in the consolidated statement of income and comprehensive income. As of October 1, 2005, Castle 2 Trust de-designated its hedges and discontinued hedge accounting, and began amortizing the accumulated fair value adjustment related to the hedged items into earnings over the expected term of the liability (through February 2017), or the life of the unrecognized firm commitment (which expires periodically through March 2011). The amortization is reflected as a yield adjustment of the hedged items. Caslte 2 Trust recorded the following amounts in earnings:

                                                        Years ended December31,
                                                        -------------------
                                                          2006         2005
                                                        ---------    ---------
                                                              (In millions)
Change in fair value of interest rate swap agreements      $(9)       $(4)
Amortization of fair value adjustments on fixed-rate
  leases and floating rate notes                             6          6

Fair value hedges:
Component of swap agreement loss excluded from the
  assessment of hedge effectiveness                         --         (2)

Amount of hedge ineffectiveness                             --         (1)
                                                        ---------    ---------
Net amount recognized in earnings                           $(3)       $(1)
                                                        =========    =========

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

   The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

                         AIG ANNUITY INSURANCE COMPANY

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

   CASH, RESTRICTED CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

   BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes and comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

   COMMON STOCKS AND NON-REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

   MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

   POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially determined assumptions, incorporating market interest rates.

   PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities. Fair value of derivative assets is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   SECURITIES LENDING COLLATERAL / SECURITIES LENDING PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

   VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

   NOTES PAYABLE: Fair values of Castle 2 Trust's notes payable are based on pricing models or formulas using assumptions about future interest rates, interest volatility and other factors.

   DERIVATIVE LIABILITIES: Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

                         AIG ANNUITY INSURANCE COMPANY

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

   VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

   The estimated fair values of the Company's financial instruments at December 31, 2006 and 2005, compared with their respective carrying values, are as follows:

                                                               Carrying  Fair
                                                                Value    Value
                                                               -------- -------
                                                                (In millions)
December 31, 2006:

ASSETS
  Cash and short-term investments                              $   491  $   491
  Restricted cash                                                   27       27
  Bonds, notes and redeemable preferred stocks                  47,344   47,344
  Common stocks and non-redeemable preferred stocks                110      110
  Mortgage loans                                                 1,953    1,944
  Policy loans                                                      49       49
  Partnerships and other invested assets                         2,465    2,465
  Securities lending collateral                                 18,066   18,066
  Variable annuity assets held in separate accounts                297      297

LIABILITIES
  Reserves for fixed annuity contracts                          48,793   46,794
  Securities lending payable                                    18,066   18,066
  Notes payable                                                    558      563
  Derivative liabilities                                            44       44
  Variable annuity liabilities related to separate accounts        297      297

December 31, 2005:

ASSETS
  Cash and short-term investments                              $   346  $   346
  Restricted cash                                                   30       30
  Bonds, notes and redeemable preferred stocks                  49,855   49,855
  Common stocks and non-redeemable preferred stocks                 72       72
  Mortgage loans                                                 1,555    1,572
  Policy loans                                                      53       54
  Partnerships and other invested assets                         1,718    1,718
  Securities lending collateral                                 15,927   15,927
  Variable annuity assets held in separate accounts                354      354

LIABILITIES
  Reserves for fixed annuity contracts                          50,303   47,877
  Securities lending payable                                    15,927   15,927
  Notes payable                                                    617      628
  Derivative liabilities                                            24       24
  Variable annuity liabilities related to separate accounts        354      354

                         AIG ANNUITY INSURANCE COMPANY

6. DAC, CIP AND DEFERRED BONUS INTEREST

   Activity in DAC, CIP and deferred bonus interest was as follows:

                                                               Deferred
                                                       DAC and  bonus
                                                         CIP   interest  Total
 (In millions)                                         ------- -------- ------
 Balance at January 1, 2004                            $1,256   $ 216   $1,472
 Deferrals                                                564     183      747
 Amortization related to operations                      (323)    (77)    (400)
 Amortization related to net realized investment
   (gains) losses                                          10       3       13
 Effect of net unrealized
  (gains) losses on securities                            (49)    (55)    (104)
                                                       ------   -----   ------
 Balance at December 31, 2004                           1,458     270    1,728

 Deferrals                                                341     190      531
 Amortization related to operations                      (376)    (96)    (472)
 Amortization related to net realized investment
   (gains) losses                                          40      10       50
 Effect of net unrealized
  (gains) losses on securities                            525     120      645
                                                       ------   -----   ------
 Balance at December 31, 2005                           1,988     494    2,482

 Deferrals                                                247     131      378
 Amortization related to operations                      (397)   (113)    (510)
 Amortization related to net realized investment
   (gains) losses                                          44      19       63
 Effect of net unrealized
  (gains) losses on securities                            171      32      203
                                                       ------   -----   ------
 Balance at December 31, 2006                          $2,053   $ 563   $2,616
                                                       ======   =====   ======

   The Company adjusts amortization (an "unlocking") when estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions underlying these estimates annually. In 2006, amortization was decreased by $0.4 million to reflect yield and spread tru-ups and realized gain and loss partially offset by true-ups of in-force and lapse rates. In 2005, amortization was decreased by $0.5 million to reflect higher surrender experience partially offset by lower spreads. In 2004, amortization was decreased by $16.8 million to reflect the effect of favorable surrender experience and increased $14.8 million to reflect improved spread resulting from a decrease in crediting rates.

   CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $22.6 million, $19.2 million, $16.0 million, $14.0 million and $11.9 million, respectively.

7. REINSURANCE

   On October 1, 2003, the Company entered into a modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on virtually all general account deferred annuity contracts issued by the Company with issue dates on or after January 1, 2003. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. Under the

                         AIG ANNUITY INSURANCE COMPANY

7. REINSURANCE (Continued)

   agreement, the Company will retain the assets supporting the reserves ceded to ALB. At December 31, 2006 and 2005, these assets and the related reserves totaled approximately $23.5 billion and $20.5 billion, respectively. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The impact of the agreement on the Company's consolidated results of operations for the years ended December 31, 2006, 2005 and 2004 was expense of approximately $3.7 million, $5.5 million and $4.5 million (after tax), respectively, representing the risk charge associated with the agreement.

   The Company has a closed block of life insurance business. Prior to closing the block of life insurance business, the Company limited its exposure to loss on any single life insurance policy in order to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $0.8 million. The Company's reinsurance arrangements do not relieve the Company from its direct obligations to its insured. Thus, a credit exposure exists with respect to life insurance business ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Assets, including reinsurance receivables and prepaid reinsurance premiums, and liabilities relating to reinsurance contracts are included in but not separately identified in the Company's financial statements.

   Direct and assumed life insurance in force totaled $221.0 million, $236.8 million and $258.8 million at December 31, 2006, 2005 and 2004, respectively, and ceded life insurance in force totaled $69.5 million, $77.4 million, and $89.3 million at December 31, 2006, 2005 and 2004, respectively.

   Reinsurance recoveries netted against insurance policy benefits totaled $705.1 million, $497.9 million and $246.0 million in 2006, 2005 and 2004, respectively.

8. NOTES PAYABLE

   On January 14, 2004, Castle 2 Trust issued five classes of notes payable.

   The repayment terms of each class of notes are such that certain principal amounts are expected to be repaid on dates which are based on certain operating assumptions or refinanced through the issuance of new notes, but in any event are ultimately due for repayment on November 15, 2026. Castle 2 Trust has the right to make an optional redemption of any class of the notes. Should Castle 2 Trust choose to exercise an early redemption of any of the notes, it may be required to pay a redemption premium.

   The dates on which principal repayments on the notes will actually occur will depend on the cash flows generated from the portfolio of aircraft, Castle 2 Trust's ability to refinance any or all of the notes and the amount of operating costs incurred in the ordinary course of business.

                         AIG ANNUITY INSURANCE COMPANY

8. NOTES PAYABLE (Continued)

   The notes are obligations solely of Castle 2 Trust and are not secured by the aircraft. The notes are not guaranteed by any lessee, sellers of aircraft, trustees of Castle 2 Trust, the Company or other beneficial interest holders of Castle 2 Trust, or any other person.

   The notes are obligations solely of Castle 2 Trust and are not secured by the aircraft. The notes are not guaranteed by any lessee, sellers of aircraft, trustees of Castle 2 Trust, the Company or other beneficial interest holders of Castle 2 Trust, or any other person.

   The balance of these notes was $557.5 million and $617.1 as of December 31, 2006 and 2005, respectively, which includes unamortized hedge accounting fair value adjustments of $22.2 million and $26.0 million, respectively. The outstanding principal balance was $579.7 million and $643.2 million at December 31, 2006 and 2005, respectively.

   The weighted average interest rate on the notes during the twelve months ended December 31, 2006 and 2005 was 6.4% and 6.1%, respectively.

9. COMMITMENTS AND CONTINGENT LIABILITIES

   At December 31, 2006, the Company had unfunded investment commitments totaling $1.26 billion, of which $1.03 billion was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining unfunded commitments are related to various funding obligations, including $47 million associated with investments in mortgage loans and $178 million in bonds. These have a commitment period which expires within a year.

   The Company and various affiliates are parties to an inter-affiliate credit agreement ("the Credit Agreement"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $100.0 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term loans. The commitment termination date stated in the Credit Agreement is October 26, 2007, but may be extended by agreement of the parties. The Company receives annual facility fees of 0.03% on its commitment and a 0.05% utilization fee on aggregate outstanding loan balances that equal or exceed 50% of the aggregate commitment. There were no borrowings outstanding under the Credit Agreement as of December 31, 2006 or 2005.

                         AIG ANNUITY INSURANCE COMPANY

9. COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

   In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and concluded negotiations with these authorities and the DOJ in connection with accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable annuities. The Company expects permanent permission to be forth-coming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that this permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

   Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

   All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2006 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $19.1 million represents the Company's best estimate of its liability, this estimate may change in the future.

                         AIG ANNUITY INSURANCE COMPANY

10.LEASES

   The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition. The majority of the leases have terms of five years or less.

   At December 31, 2006, future scheduled minimum lease payments to be received by Castle 2 Trust under operating leases of aircraft for the years ended December 31 are as follows:

                                         (In millions)
                         2007                $105
                         2008                  98
                         2009                  82
                         2010                  67
                         2011                  41
                         Thereafter            73
                                             ----
                         Total               $466
                                             ====

11.SHAREHOLDER'S EQUITY

   The Company is authorized to issue 100,000 shares of its $50 par value common stock. At December 31, 2006 and 2005, 50,000 shares were issued and outstanding.

   Changes in shareholder's equity were as follows:

                                                       Years Ended December 31,
                                                     --------------------------
                                                      2006      2005     2004
                                                      ------   ------   ------
                                                           (In millions)
ADDITIONAL PAID-IN CAPITAL
Beginning balances                                   $4,175    $4,171   $3,985
Capital contributions from Parent                        --         4      186
                                                      ------   ------   ------
   Ending balances                                   $4,175    $4,175   $4,171
                                                      ======   ======   ======
RETAINED EARNINGS
Beginning balances                                   $2,103    $1,579   $1,052
Cumulative effect of accounting change, net of tax        2        --       --
Adjusted beginning balances                           2,105     1,579    1,052
Net income                                              634       524      527
Dividends paid to Parent                               (150)       --       --
                                                      ------   ------   ------
   Ending balances                                   $2,589    $2,103   $1,579
                                                      ======   ======   ======
ACCUMULATED OTHER COMPREHENSIVE
 INCOME (LOSS)
Beginning balances                                   $  304    $  747   $  689
Other comprehensive income (loss)                      (108)     (443)      58
                                                      ------   ------   ------
   Ending balances                                   $  196    $  304   $  747
                                                      ======   ======   ======

                         AIG ANNUITY INSURANCE COMPANY

11.SHAREHOLDER'S EQUITY (Continued)

   The components of accumulated other comprehensive income at December 31 were as follows:

                                                         2006   2005     2004
                                                        -----  ------  -------
                                                             (In millions)
Fixed maturity and equity securities available for
  sale:
   Gross unrealized gains                               $ 932  $1,316  $ 2,305
   Gross unrealized losses                               (519)   (511)    (147)
Net unrealized gains on other invested assets              83      58       30
Adjustment to DAC and deferred bonus interest            (192)   (395)  (1,040)
Deferred federal and state income taxes                  (108)   (164)    (401)
                                                        -----  ------  -------
   Accumulated other comprehensive income               $ 196  $  304  $   747
                                                        =====  ======  =======

   Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends that can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2007 without obtaining prior approval of the Insurance Commissioner is $420.9 million.

   The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and bonds are carried at amortized cost.

   Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2006, 2005 and 2004 totaled $416.5 million, $431.4 million and $341.3 million, respectively. The Company's statutory capital and surplus totaled $4.2 billion at December 31, 2006 and $3.9 billion at December 31, 2005.

                         AIG ANNUITY INSURANCE COMPANY

12.INCOME TAXES

   The components of the provisions for income taxes on pretax income consist of the following:

                                                       Net
                                                     Realized
                                                    Investment
                                                      Gains
                                                     (Losses)  Operations Total
                                                    ---------- ---------- -----
                                                           (In millions)
YEAR ENDED DECEMBER 31, 2006:

Currently payable                                      $(93)      $368    $275
Deferred                                                  2         74      76
                                                       ----       ----    ----
Total income tax expense (benefit)                     $(91)      $442    $351
                                                       ====       ====    ====
YEAR ENDED DECEMBER 31, 2005:

Currently payable                                      $(27)      $228    $201
Deferred                                                (36)       117      81
                                                       ----       ----    ----
   Total income tax expense (benefit)                  $(63)      $345    $282
                                                       ====       ====    ====
YEAR ENDED DECEMBER 31, 2004:

Currently payable                                      $(21)      $263    $242
Deferred                                                (10)        54      44
                                                       ----       ----    ----
   Total income tax expense (benefit)                  $(31)      $317    $286
                                                       ====       ====    ====

   Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                       2006     2005    2004
                                                       ----     ----    ----
                                                         (In millions)
Amount computed at statutory rate                      $345     $282    $286
Increases (decreases) resulting from:
   State income taxes, net of
    Federal tax benefit                                  10        6       5
   Tax credits                                           (3)      (3)     (3)
   Other, net                                            (1)      (3)     (2)
                                                        ----     ----    ----
   Total income tax expense                            $351     $282    $286
                                                        ====     ====    ====

                         AIG ANNUITY INSURANCE COMPANY

12.INCOME TAXES (Continued)

   Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
DEFERRED TAX LIABILITIES
DAC                                                      $ 740        $  687
Investments - basis differential                            54            56
Net unrealized gains on investments                        176           301
                                                         -----        ------
Total deferred tax liabilities                             970         1,044
                                                         -----        ------
DEFERRED TAX ASSETS
Reserves for annuity contracts                            (518)         (616)
Other                                                      (10)           (9)
                                                         -----        ------
Total deferred tax assets                                 (528)         (625)
                                                         -----        ------
Liability for deferred income taxes                      $ 442        $  419
                                                         =====        ======

13.RELATED-PARTY TRANSACTIONS

   Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing, and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $22.9 million, $23.0 million and $23.3 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   Pursuant to an intercompany servicing agreement, the Company provides policy administration services to affiliated entities. Amounts received for such services totaled $15.3 million, $16.3 million and $14.0 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   During the years ended December 31, 2006, 2005 and 2004, the Company paid $25.8 million, $23.5 million and $15.5 million, respectively, to an affiliate to administer the Company's securities lending program (see Note
   2).

   On December 7, 2005, the Company acquired 5.75% Senior Notes due
   December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $175.1 million. The Company recognized interest income on the Notes of $10.6 million and $0.5 million during 2006 and 2005, respectively. Other affiliates of the Company are also holders of the same class of securities.

                         AIG ANNUITY INSURANCE COMPANY

13.RELATED-PARTY TRANSACTIONS (Continued)

   On August 3, 2005 the Company purchased a 60% interest in AIG Investor Ocean Star (Gibraltar) Limited ("Gibco") for $75.0 million. The remaining interest in Gibco is held by an affiliate of the Company. Gibco purchased a 13.66% interest in InterGen, N.V., an entity engaged in operating international power generation facilities. In December 2005, Gibco sold a portion of its interest in InterGen N.V., resulting in a $27.0 million decrease in the Company's investment. Gibco's interest in InterGen, N.V. was 8.64% at December 31, 2006. The accounts of AIG Investor Ocean Star (Gibraltar) Limited have been included in the Company's consolidated financial statements as of December 31, 2006 and 2005 and the year ended December 31, 2006 and for the period from August 3, 2005 to December 31, 2005.

   On January 14, 2004, the Company purchased 61.3% of the non-voting preferred equity issued by Castle 2 Trust for $185.0 million. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust are held by affiliates of the Company. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $185.0 million on January 14, 2004. On January 14, 2004, the Company purchased $60.0 million of fixed rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. In accordance with FIN 46(R), the accounts of Castle 2 Trust have been included in these consolidated financial statements as of and for the years ended December 31, 2006, 2005 and 2004 (see Note 2).

   On September 23, 2003, the Company purchased 32.0% of the non-voting preferred equity issued by Castle 1 Trust, an affiliate, for $85.8 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $218.5 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware special-purpose statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

14.EMPLOYEE BENEFIT PLANS

   Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

15.SUBSEQUENT EVENTS

   The Company paid a $100 million dividend to its Parent on March 29, 2007.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                                 Annual Report
                               December 31, 2006

                                   Contents

Report of Independent Registered Public Accounting Firm....................  1
Statement of Net Assets....................................................  2
Schedule of Portfolio Investments.......................................... 12
Statement of Operations.................................................... 13
Statements of Changes in Net Assets........................................ 23
Notes to Financial Statements.............................................. 42

[LOGO OF PRICEWATERHOUSECOOPERS PCW]

                                                     PricewaterhouseCoopers LLP
                                                     Suite 2900
                                                     1201 Louisiana
                                                     Houston, TX 77002-5678
                                                     Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Annuity Insurance Company and Contract Owners of A.G. Separate Account A

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions of A.G. Separate Account A (the "Separate Account") listed in Note 1 at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with investment companies, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

April 6, 2007

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2006


                                                      JP Morgan        JP Morgan       JP Morgan          JP Morgan
                                                   Insurance Trust  Insurance Trust Insurance Trust    Insurance Trust
                                                     Diversified        Equity          Intrepid     Diversified Mid Cap
                                                   Equity Portfolio Index Portfolio Growth Portfolio   Value Portfolio
                                                      Division 1      Division 2       Division 3        Division 4
                                                   ---------------- --------------- ---------------- -------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                          $   16,577,619   $  5,301,423    $   20,285,962     $ 17,855,987
                                                    --------------   ------------    --------------     ------------
Net Assets                                          $   16,577,619   $  5,301,423    $   20,285,962     $ 17,855,987
                                                    ==============   ============    ==============     ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
     Of Applicable Contract Loans - Partial
     Withdrawals With Right Of Reinvestment)        $   16,577,619   $  5,301,423    $   20,285,962     $ 17,855,987
                                                    --------------   ------------    --------------     ------------
Total Contract Owner Reserves                       $   16,577,619   $  5,301,423    $   20,285,962     $ 17,855,987
                                                    ==============   ============    ==============     ============
Contracts with Mortality and Expense Risk Charge
  of 1.15%
   Net Assets                                       $   16,577,619   $  5,301,423    $   20,285,962     $ 17,855,987
   Accumulation Units Outstanding                    1,641,765.848    496,949.892     2,788,128.825      859,469.269
   Unit Value of Units Outstanding                  $    10.097432   $  10.667922    $     7.275834     $  20.775596

Contracts with Mortality and Expense Risk Charge
  of 1.40%
   Net Assets                                       $           --   $         --    $           --     $         --
   Accumulation Units Outstanding                               --             --                --               --
   Unit Value of Units Outstanding                  $           --   $         --    $           --     $         --

Contracts with Mortality and Expense Risk Charge
  of 1.45%
   Net Assets                                       $           --   $         --    $           --     $         --
   Accumulation Units Outstanding                               --             --                --               --
   Unit Value of Units Outstanding                  $           --   $         --    $           --     $         --

Contracts with Mortality and Expense Risk Charge
  of 1.50%
   Net Assets                                       $           --   $         --    $           --     $         --
   Accumulation Units Outstanding                               --             --                --               --
   Unit Value of Units Outstanding                  $           --   $         --    $           --     $         --

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2006


                                                        JP Morgan          JP Morgan        JP Morgan       JP Morgan
                                                     Insurance Trust    Insurance Trust  Insurance Trust Insurance Trust
                                                   Diversified Mid Cap     Intrepid        Government       Core Bond
                                                    Growth Portfolio   Mid Cap Portfolio Bond Portfolio     Portfolio
                                                       Division 5         Division 6       Division 7      Division 8
                                                   ------------------- ----------------- --------------- ---------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                            $ 11,275,071       $  3,878,947    $   25,279,169  $   24,783,175
                                                      ------------       ------------    --------------  --------------
Net Assets                                            $ 11,275,071       $  3,878,947    $   25,279,169  $   24,783,175
                                                      ============       ============    ==============  ==============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
     Of Applicable Contract Loans - Partial
     Withdrawals With Right Of Reinvestment)          $ 11,275,071       $  3,878,947    $   25,279,169  $   24,783,175
                                                      ------------       ------------    --------------  --------------
Total Contract Owner Reserves                         $ 11,275,071       $  3,878,947    $   25,279,169  $   24,783,175
                                                      ============       ============    ==============  ==============
Contracts with Mortality and Expense Risk Charge
  of 1.15%
   Net Assets                                         $ 11,275,071       $  3,878,947    $   25,279,169  $   24,783,175
   Accumulation Units Outstanding                     $741,640.206        210,442.663     1,774,580.074   1,737,175.321
   Unit Value of Units Outstanding                    $  15.202884       $  18.432331    $    14.245156  $    14.266364

Contracts with Mortality and Expense Risk Charge
  of 1.40%
   Net Assets                                         $         --       $         --    $           --  $           --
   Accumulation Units Outstanding                               --                 --                --              --
   Unit Value of Units Outstanding                    $         --       $         --    $           --  $           --

Contracts with Mortality and Expense Risk Charge
  of 1.45%
   Net Assets                                         $         --       $         --    $           --  $           --
   Accumulation Units Outstanding                               --                 --                --              --
   Unit Value of Units Outstanding                    $         --       $         --    $           --  $           --

Contracts with Mortality and Expense Risk Charge
  of 1.50%
   Net Assets                                         $         --       $         --    $           --  $           --
   Accumulation Units Outstanding                               --                 --                --              --
   Unit Value of Units Outstanding                    $         --       $         --    $           --  $           --

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2006


                                                      JP Morgan
                                                   Insurance Trust     AIM V.I.        AIM V.I.      Van Kampen LIT
                                                      Balanced      Premier Equity   International  Strategic Growth
                                                      Portfolio          Fund         Growth Fund       Portfolio
                                                     Division 9    Division 20 /(1)/  Division 21  Division 22 and 136
                                                   --------------- ----------------  ------------- -------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                          $  9,242,099         $--         $ 12,699,811     $ 17,291,919
                                                    ------------         ---         ------------     ------------
Net Assets                                          $  9,242,099         $--         $ 12,699,811     $ 17,291,919
                                                    ============         ===         ============     ============
Contract Owner Reserves:
Reserves For Redeemable Annuity Contracts (Net Of
  Applicable Contract Loans - Partial Withdrawals
  With Right Of Reinvestment)                       $  9,242,099         $--         $ 12,699,811     $ 17,291,919
                                                    ------------         ---         ------------     ------------
Total Contract Owner Reserves                       $  9,242,099         $--         $ 12,699,811     $ 17,291,919
                                                    ============         ===         ============     ============
Contracts with Mortality and Expense Risk Charge
  of 1.15%
   Net Assets                                       $  9,242,099         $--         $ 12,699,811     $  8,408,608
   Accumulation Units Outstanding                    789,181.446          --          823,691.443      856,866.610
   Unit Value of Units Outstanding                  $  11.710993         $--         $  15.418166     $   9.813205

Contracts with Mortality and Expense Risk Charge
  of 1.40%
   Net Assets                                       $         --         $--         $         --     $  7,977,888
   Accumulation Units Outstanding                             --          --                   --      389,054.733
   Unit Value of Units Outstanding                  $         --         $--         $         --     $  20.505824

Contracts with Mortality and Expense Risk Charge
  of 1.45%
   Net Assets                                       $         --         $--         $         --     $    490,982
   Accumulation Units Outstanding                             --          --                   --       24,158.309
   Unit Value of Units Outstanding                  $         --         $--         $         --     $  20.323533

Contracts with Mortality and Expense Risk Charge
  of 1.50%
   Net Assets                                       $         --         $--         $         --     $    414,441
   Accumulation Units Outstanding                             --          --                   --       31,169.995
   Unit Value of Units Outstanding                  $         --         $--         $         --     $  13.296145

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2006


                                                                   Templeton                   VALIC
                                                     Franklin     Developing   Oppenheimer   Company I
                                                   Small-Mid Cap    Markets    High Income  Money Market
                                                      Growth      Securities    Fund /VA    I Portfolio
                                                    Securities   Fund Division  Division      Division
                                                    Division 23   24 and 115   25 and 114    26 and 132
                                                   ------------- ------------- ------------ ------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                         $  2,586,049   $ 3,328,987  $ 11,224,098 $  3,022,382
                                                   ------------   -----------  ------------ ------------
Net Assets                                         $  2,586,049   $ 3,328,987  $ 11,224,098 $  3,022,382
                                                   ============   ===========  ============ ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
     Of Applicable Contract Loans - Partial
     Withdrawals With Right Of Reinvestment)       $  2,586,049   $ 3,328,987  $ 11,224,098 $  3,022,382
                                                   ------------   -----------  ------------ ------------
Total Contract Owner Reserves                      $  2,586,049   $ 3,328,987  $ 11,224,098 $  3,022,382
                                                   ============   ===========  ============ ============
Contracts with Mortality and Expense Risk Charge
  of 1.15%
   Net Assets                                      $  2,586,049   $ 1,744,782  $  8,652,349 $  1,089,887
   Accumulation Units Outstanding                   214,828.160    83,572.106   650,044.325   95,875.093
   Unit Value of Units Outstanding                 $  12.037750   $ 20.877560  $  13.310399 $  11.367777

Contracts with Mortality and Expense Risk Charge
  of 1.40%
   Net Assets                                      $         --   $ 1,248,658  $  1,969,582 $  1,464,880
   Accumulation Units Outstanding                            --    46,673.830   145,731.175  114,378.628
   Unit Value of Units Outstanding                 $         --   $ 26.752846  $  13.515173 $  12.807290

Contracts with Mortality and Expense Risk Charge
  of 1.45%
   Net Assets                                      $         --   $    87,786  $     98,588 $    133,715
   Accumulation Units Outstanding                            --     3,343.361     7,324.967   10,534.184
   Unit Value of Units Outstanding                 $         --   $ 26.256740  $  13.459137 $  12.693428

Contracts with Mortality and Expense Risk Charge
  of 1.50%
   Net Assets                                      $         --   $   247,763  $    503,578 $    333,903
   Accumulation Units Outstanding                            --    11,771.926    37,900.928   29,081.840
   Unit Value of Units Outstanding                 $         --   $ 21.046955  $  13.286702 $  11.481478

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2006


                                                   Van Kampen
                                                       LIT           Putnam VT        AIM V.I.     Oppenheimer
                                                   Enterprise      Global Equity     Core Equity   Main Street
                                                    Portfolio          Fund             Fund           Fund
                                                   Division 27  Division 29 and 149  Division 30   Division 111
                                                   ------------ ------------------- -------------- ------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                         $  1,275,953     $   638,575     $   21,382,246 $ 11,719,138
                                                   ------------     -----------     -------------- ------------
Net Assets                                         $  1,275,953     $   638,575     $   21,382,246 $ 11,719,138
                                                   ============     ===========     ============== ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
     Of Applicable Contract Loans - Partial
     Withdrawals With Right Of Reinvestment)       $  1,275,953     $   638,575     $   21,382,246 $ 11,719,138
                                                   ------------     -----------     -------------- ------------
Total Contract Owner Reserves                      $  1,275,953     $   638,575     $   21,382,246 $ 11,719,138
                                                   ============     ===========     ============== ============
Contracts with Mortality and Expense Risk Charge
  of 1.15%
   Net Assets                                      $  1,275,953     $   122,532     $   21,382,246 $         --
   Accumulation Units Outstanding                   157,122.621      10,186.994      1,965,510.800           --
   Unit Value of Units Outstanding                 $   8.120744     $ 12.028297     $    10.878722 $         --

Contracts with Mortality and Expense Risk Charge
  of 1.40%
   Net Assets                                      $         --     $   305,063     $           -- $  9,253,157
   Accumulation Units Outstanding                            --      34,167.766                 --  720,347.015
   Unit Value of Units Outstanding                 $         --     $  8.928384     $           -- $  12.845416

Contracts with Mortality and Expense Risk Charge
  of 1.45%
   Net Assets                                      $         --     $    35,265     $           -- $    364,900
   Accumulation Units Outstanding                            --       3,961.876                 --   27,623.822
   Unit Value of Units Outstanding                 $         --     $  8.901058     $           -- $  13.209606

Contracts with Mortality and Expense Risk Charge
  of 1.50%
   Net Assets                                      $         --     $   175,717     $           -- $  2,101,083
   Accumulation Units Outstanding                            --      19,802.610                 --  179,467.909
   Unit Value of Units Outstanding                 $         --     $  8.873403     $           -- $  11.707289

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2006


                                                       Oppenheimer                               Templeton    AIM V.I. Capital
                                                   Capital Appreication      Oppenheimer          Foreign       Appreciation
                                                           Fund         Main Street Small Cap Securities Fund       Fund
                                                       Division 112       Fund Division 113    Division 116     Division 117
                                                   -------------------- --------------------- --------------- ----------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                             $  7,479,148         $  4,024,542       $  2,041,693     $  4,001,895
                                                       ------------         ------------       ------------     ------------
Net Assets                                             $  7,479,148         $  4,024,542       $  2,041,693     $  4,001,895
                                                       ============         ============       ============     ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
     Of Applicable Contract Loans - Partial
     Withdrawals With Right Of Reinvestment)           $  7,479,148         $  4,024,542       $  2,041,693     $  4,001,895
                                                       ------------         ------------       ------------     ------------
Total Contract Owner Reserves                          $  7,479,148         $  4,024,542       $  2,041,693     $  4,001,895
                                                       ============         ============       ============     ============
Contracts with Mortality and Expense Risk Charge
  of 1.15%
   Net Assets                                          $         --         $         --       $         --     $         --
   Accumulation Units Outstanding                                --                   --                 --               --
   Unit Value of Units Outstanding                     $         --         $         --       $         --     $         --

Contracts with Mortality and Expense Risk Charge
  of 1.40%
   Net Assets                                          $  5,916,325         $  3,202,157       $  1,638,977     $  3,044,524
   Accumulation Units Outstanding                       436,132.108          147,076.111        104,437.444      256,410.197
   Unit Value of Units Outstanding                     $  13.565443         $  21.772109       $  15.693383     $  11.873648

Contracts with Mortality and Expense Risk Charge
  of 1.45%
   Net Assets                                          $    381,985         $    146,713       $     26,304     $    162,257
   Accumulation Units Outstanding                        30,223.419            6,766.619          1,672.179       15,215.462
   Unit Value of Units Outstanding                     $  12.638699         $  21.681895       $  15.730499     $  10.663972

Contracts with Mortality and Expense Risk Charge
  of 1.50%
   Net Assets                                          $  1,180,834         $    675,672       $    376,412     $    795,114
   Accumulation Units Outstanding                        86,046.439           34,609.685         25,391.463       75,999.326
   Unit Value of Units Outstanding                     $  13.723218         $  19.522619       $  14.824335     $  10.462120

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2006


                                                                                                        VALIC Company I
                                                   AIM V.I. Diversified VALIC Company I VALIC Company I  International
                                                          Income          Stock Index   Growth & Income    Equities
                                                           Fund              Fund            Fund            Fund
                                                       Division 118      Division 133    Division 134    Division 135
                                                   -------------------- --------------- --------------- ---------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                             $  2,350,672      $ 11,355,613    $  8,590,970    $  3,578,660
                                                       ------------      ------------    ------------    ------------
Net Assets                                             $  2,350,672      $ 11,355,613    $  8,590,970    $  3,578,660
                                                       ============      ============    ============    ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
     Of Applicable Contract Loans - Partial
     Withdrawals With Right Of Reinvestment)           $  2,350,672      $ 11,355,613    $  8,590,970    $  3,578,660
                                                       ------------      ------------    ------------    ------------
Total Contract Owner Reserves                          $  2,350,672      $ 11,355,613    $  8,590,970    $  3,578,660
                                                       ============      ============    ============    ============
Contracts with Mortality and Expense Risk Charge
  of 1.15%
   Net Assets                                          $         --      $         --    $         --    $         --
   Accumulation Units Outstanding                                --                --              --              --
   Unit Value of Units Outstanding                     $         --      $         --    $         --    $         --

Contracts with Mortality and Expense Risk Charge
  of 1.40%
   Net Assets                                          $  1,794,146      $  9,538,783    $  7,577,183    $  2,897,504
   Accumulation Units Outstanding                       156,161.554       465,159.574     464,321.973     187,286.409
   Unit Value of Units Outstanding                     $  11.489035      $  20.506474    $  16.318811    $  15.470978

Contracts with Mortality and Expense Risk Charge
  of 1.45%
   Net Assets                                          $     49,289      $    309,891    $    363,449    $    190,828
   Accumulation Units Outstanding                         4,248.992        15,247.398      22,471.488      12,445.254
   Unit Value of Units Outstanding                     $  11.600256      $  20.324188    $  16.173771    $  15.333418

Contracts with Mortality and Expense Risk Charge
  of 1.50%
   Net Assets                                          $    507,236      $  1,506,936    $    650,339    $    490,328
   Accumulation Units Outstanding                        44,337.890       132,240.282      61,371.479      41,367.363
   Unit Value of Units Outstanding                     $  11.440233      $  11.395441    $  10.596757    $  11.853024

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2006


                                                   VALIC Company I
                                                     Government    PIMCO Premier VIT   Janus Aspen      Janus Aspen
                                                     Securities         Managed      Large Cap Growth  International
                                                        Fund           Portfolio        Portfolio     Growth Portfolio
                                                    Division 138     Division 139      Division 141     Division 142
                                                   --------------- ----------------- ---------------- ----------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                          $  8,990,663     $ 15,637,796      $  1,104,227     $ 1,156,388
                                                    ------------     ------------      ------------     -----------
Net Assets                                          $  8,990,663     $ 15,637,796      $  1,104,227     $ 1,156,388
                                                    ============     ============      ============     ===========
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
     Of Applicable Contract Loans - Partial
     Withdrawals With Right Of Reinvestment)        $  8,990,663     $ 15,637,796      $  1,104,227     $ 1,156,388
                                                    ------------     ------------      ------------     -----------
Total Contract Owner Reserves                       $  8,990,663     $ 15,637,796      $  1,104,227     $ 1,156,388
                                                    ============     ============      ============     ===========
Contracts with Mortality and Expense Risk Charge
  of 1.15%
   Net Assets                                       $         --     $         --      $         --     $        --
   Accumulation Units Outstanding                             --               --                --              --
   Unit Value of Units Outstanding                  $         --     $         --      $         --     $        --

Contracts with Mortality and Expense Risk Charge
  of 1.40%
   Net Assets                                       $  7,522,591     $ 13,810,965      $    722,248     $   955,489
   Accumulation Units Outstanding                    484,452.558      695,286.577       100,413.240      63,393.918
   Unit Value of Units Outstanding                  $  15.528024     $  19.863702      $   7.192757     $ 15.072256

Contracts with Mortality and Expense Risk Charge
  of 1.45%
   Net Assets                                       $    523,144     $    688,212      $     44,140     $    33,376
   Accumulation Units Outstanding                     33,992.580       34,957.384         6,155.466       2,221.206
   Unit Value of Units Outstanding                  $  15.389946     $  19.687158      $   7.170797     $ 15.026160

Contracts with Mortality and Expense Risk Charge
  of 1.50%
   Net Assets                                       $    944,927     $  1,138,620      $    337,840     $   167,523
   Accumulation Units Outstanding                     68,504.458       94,120.954        47,260.208      11,183.510
   Unit Value of Units Outstanding                  $  13.793661     $  12.097412      $   7.148498     $ 14.979462

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2006


                                                        MFS      VALIC Company I
                                                    VIT Capital      Science     VALIC Company II VALIC Company II
                                                   Opportunities  & Technology       Mid Cap       Strategic Bond
                                                      Series          Fund          Value Fund          Fund
                                                   Division 143   Division 144     Division 145     Division 146
                                                   ------------- --------------- ---------------- ----------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                          $   683,592    $   501,211     $  3,365,484     $ 1,350,705
                                                    -----------    -----------     ------------     -----------
Net Assets                                          $   683,592    $   501,211     $  3,365,484     $ 1,350,705
                                                    ===========    ===========     ============     ===========
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
     Of Applicable Contract Loans - Partial
     Withdrawals With Right Of Reinvestment)        $   683,592    $   501,211     $  3,365,484     $ 1,350,705
                                                    -----------    -----------     ------------     -----------
Total Contract Owner Reserves                       $   683,592    $   501,211     $  3,365,484     $ 1,350,705
                                                    ===========    ===========     ============     ===========
Contracts with Mortality and Expense Risk Charge
  of 1.15%
   Net Assets                                       $        --    $        --     $         --     $        --
   Accumulation Units Outstanding                            --             --               --              --
   Unit Value of Units Outstanding                  $        --    $        --     $         --     $        --

Contracts with Mortality and Expense Risk Charge
  of 1.40%
   Net Assets                                       $   578,128    $   369,783     $  2,804,407     $ 1,100,486
   Accumulation Units Outstanding                    73,894.094     83,943.959      158,362.571      67,258.557
   Unit Value of Units Outstanding                  $  7.823736    $  4.405120     $  17.708771     $ 16.362019

Contracts with Mortality and Expense Risk Charge
  of 1.45%
   Net Assets                                       $    23,191    $    18,504     $     75,403     $    68,615
   Accumulation Units Outstanding                     2,973.239      4,213.407        4,271.016       4,206.410
   Unit Value of Units Outstanding                  $  7.799778    $  4.391623     $  17.654630     $ 16.311973

Contracts with Mortality and Expense Risk Charge
  of 1.50%
   Net Assets                                       $    82,268    $   112,923     $    485,675     $   181,604
   Accumulation Units Outstanding                    10,580.358     25,793.572       27,595.372      11,167.857
   Unit Value of Units Outstanding                  $  7.775586    $  4.377966     $  17.599876     $ 16.261352

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2006


                                                   VALIC Company II    Putnam VT
                                                   High Yield Bond  Discovery Growth
                                                         Fund             Fund
                                                     Division 147     Division 148
                                                   ---------------- ----------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                           $   770,244      $   656,329
                                                     -----------      -----------
Net Assets                                           $   770,244      $   656,329
                                                     ===========      ===========
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
     Of Applicable Contract Loans - Partial
     Withdrawals With Right Of Reinvestment)         $   770,244      $   656,329
                                                     -----------      -----------
Total Contract Owner Reserves                        $   770,244      $   656,329
                                                     ===========      ===========
Contracts with Mortality and Expense Risk Charge
  of 1.15%
   Net Assets                                        $        --      $        --
   Accumulation Units Outstanding                             --               --
   Unit Value of Units Outstanding                   $        --      $        --

Contracts with Mortality and Expense Risk Charge
  of 1.40%
   Net Assets                                        $   700,615      $   372,593
   Accumulation Units Outstanding                     41,956.486       58,462.897
   Unit Value of Units Outstanding                   $ 16.698607      $  6.373156

Contracts with Mortality and Expense Risk Charge
  of 1.45%
   Net Assets                                        $    12,204      $    89,969
   Accumulation Units Outstanding                        733.096       14,160.311
   Unit Value of Units Outstanding                   $ 16.647526      $  6.353630

Contracts with Mortality and Expense Risk Charge
  of 1.50%
   Net Assets                                        $    57,424      $   193,768
   Accumulation Units Outstanding                      3,460.163       30,592.117
   Unit Value of Units Outstanding                   $ 16.595869      $  6.333905

--------
/(1)/ The AIM V.I. Premier Equity Fund was closed as of May 1, 2006.

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                       Schedule of Portfolio Investments
                               December 31, 2006


                                                                            Net Asset Value  Net Asset
Underlying Fund                                    Division      Shares        Per Share       Value       Cost
---------------                                    ---------  ------------- --------------- ----------- -----------
JPMIT Diversified Equity Portfolio                     1        941,910.182     $17.60      $16,577,619 $12,934,984
JPMIT Equity Index Portfolio                           2        426,502.263      12.43        5,301,423   3,811,620
JPMIT Intrepid Growth Portfolio                        3      1,379,997.448      14.70       20,285,962  17,399,277
JPMIT Diversified Mid Cap Value Portfolio              4      1,073,721.381      16.63       17,855,987  13,811,514
JPMIT Diversified Mid Cap Growth Portfolio             5        530,341.998      21.26       11,275,071   7,943,267
JPMIT Intrepid Mid Cap Portfolio                       6        205,235.291      18.90        3,878,947   3,086,252
JPMIT Government Bond Portfolio                        7      2,257,068.679      11.20       25,279,169  25,325,349
JPMIT Core Bond Portfolio                              8      2,195,143.940      11.29       24,783,175  24,560,122
JPMIT Balanced Portfolio                               9        572,620.748      16.14        9,242,099   7,952,474
AIM V.I. Premier Equity Fund /(1)/                    20                 --         --               --          --
AIM V.I. International Growth Fund                    21        431,526.036      29.43       12,699,811   6,396,376
Van Kampen LIT Strategic Growth Portfolio          22 & 136     600,205.444      28.81       17,291,919  17,307,471
Franklin Small-Mid Cap Growth Securities              23        116,857.162      22.13        2,586,049   1,905,650
Templeton Developing Markets Securities Fund       24 & 115     241,405.882      13.79        3,328,987   1,695,652
Oppenheimer High Income Fund/VA                    25 & 114   1,312,760.007       8.55       11,224,098  10,400,496
VALIC Company I Money Market I Fund                26 & 132   3,022,382.000       1.00        3,022,382   3,022,383
Van Kampen LIT Enterprise Portfolio                   27         81,949.426      15.57        1,275,953   1,052,384
Putnam VT Global Equity Fund                       29 & 149      47,057.880      13.57          638,575     432,823
AIM V.I. Core Equity Fund                             30        785,534.376      27.22       21,382,246  19,701,536
Oppenheimer Main Street Fund                          111       472,927.300      24.78       11,719,138   8,943,878
Oppenheimer Capital Appreciation Fund                 112       180,524.934      41.43        7,479,148   6,353,217
Oppenheimer Main Street Small Cap Fund                113       210,158.841      19.15        4,024,542   2,488,539
Templeton Foreign Securities Fund                     116       109,064.812      18.72        2,041,693   1,354,035
AIM V.I. Capital Appreciation Fund                    117       152,627.574      26.22        4,001,895   3,555,422
AIM V.I. Diversified Income Fund                      118       283,897.585       8.28        2,350,672   2,495,984
VALIC Company I Stock Index Fund                      133       309,839.372      36.65       11,355,613  10,446,663
VALIC Company I Growth & Income Fund                  134       526,407.475      16.32        8,590,970   7,446,652
VALIC Company I International Equities Fund           135       346,433.664      10.33        3,578,660   2,406,743
VALIC Company I Government Securities Fund            138       894,593.333      10.05        8,990,663   9,357,826
PIMCO Premier VIT Managed Portfolio                   139       376,996.046      41.48       15,637,796  14,562,369
Janus Aspen Large Cap Growth Portfolio                141        48,346.190      22.84        1,104,227     865,848
Janus Aspen International Growth Portfolio            142        22,849.006      50.61        1,156,388     657,762
MFS VIT Capital Opportunities Series                  143        44,074.275      15.51          683,592     512,596
VALIC Company I Science & Technology Fund             144        40,128.956      12.49          501,211     414,621
VALIC Company II Mid Cap Value Fund                   145       181,329.975      18.56        3,365,484   2,772,325
VALIC Company II Strategic Bond Fund                  146       120,062.652      11.25        1,350,705   1,254,772
VALIC Company II High Yield Bond Fund                 147        84,642.190       9.10          770,244     750,693
Putnam VT Discovery Growth Fund                       148       110,866.469       5.92          656,329     494,610

--------
/(1)/The AIM V.I. Premier Equity Fund was closed as of May 1, 2006.

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                            Statement of Operations
                     For the Year Ended December 31, 2006


                                                            JP Morgan        JP Morgan       JP Morgan          JP Morgan
                                                         Insurance Trust  Insurance Trust Insurance Trust    Insurance Trust
                                                           Diversified        Equity          Intrepid     Diversified Mid Cap
                                                         Equity Portfolio Index Portfolio Growth Portfolio   Value Portfolio
                                                            Division 1      Division 2       Division 3        Division 4
                                                         ---------------- --------------- ---------------- -------------------
Investment Income:
   Dividends From Mutual Funds                              $  153,696       $ 91,228       $    17,587        $  155,605
Expenses:
   Mortality And Expense Risk Charge                           201,345         68,490           265,413           220,472
                                                            ----------       --------       -----------        ----------
Net Investment Income (Loss)                                   (47,649)        22,738          (247,826)          (64,867)
                                                            ----------       --------       -----------        ----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares          (75,801)       315,358        (1,291,725)        1,013,310
   Realized Gain Distributions From Mutual Funds                    --             --                --         1,985,174
                                                            ----------       --------       -----------        ----------
   Net Realized Gains (Losses)                                 (75,801)       315,358        (1,291,725)        2,998,484
                                                            ----------       --------       -----------        ----------
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                       2,458,237        395,820         2,357,834          (263,561)
                                                            ----------       --------       -----------        ----------
Increase (Decrease) In Net Assets From Operations           $2,334,787       $733,916       $   818,283        $2,670,056
                                                            ==========       ========       ===========        ==========

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2006


                                                              JP Morgan          JP Morgan        JP Morgan       JP Morgan
                                                           Insurance Trust    Insurance Trust  Insurance Trust Insurance Trust
                                                         Diversified Mid Cap     Intrepid        Government       Core Bond
                                                          Growth Portfolio   Mid Cap Portfolio Bond Portfolio     Portfolio
                                                             Division 5         Division 6       Division 7      Division 8
                                                         ------------------- ----------------- --------------- ---------------
Investment Income:
   Dividends From Mutual Funds                               $       --         $   17,705       $1,548,404      $1,075,303
Expenses:
   Mortality And Expense Risk Charge                            149,745             49,037          328,456         317,409
                                                             ----------         ----------       ----------      ----------
Net Investment Income (Loss)                                   (149,745)           (31,332)       1,219,948         757,894
                                                             ----------         ----------       ----------      ----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares         1,022,908            318,842          157,510         136,333
   Realized Gain Distributions From Mutual Funds                411,153            781,276               --              --
                                                             ----------         ----------       ----------      ----------
   Net Realized Gains (Losses)                                1,434,061          1,100,118          157,510         136,333
                                                             ----------         ----------       ----------      ----------
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                          (34,290)          (564,132)        (819,736)       (153,271)
                                                             ----------         ----------       ----------      ----------
Increase (Decrease) In Net Assets From Operations            $1,250,026         $  504,654       $  557,722      $  740,956
                                                             ==========         ==========       ==========      ==========

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2006


                                                                   JP Morgan                                     Van Kampen LIT
                                                                Insurance Trust     AIM V.I.        AIM V.I.    Strategic Growth
                                                                   Balanced      Premier Equity   International    Portfolio
                                                                   Portfolio          Fund         Growth Fund      Division
                                                                  Division 9    Division 20 /(1)/  Division 21     22 and 136
                                                                --------------- ----------------  ------------- ----------------
Investment Income:
   Dividends From Mutual Funds                                     $292,732        $  251,901      $  119,087     $        --
Expenses:
   Mortality And Expense Risk Charge                                115,747            93,173         151,920         260,190
                                                                   --------        ----------      ----------     -----------
Net Investment Income (Loss)                                        176,985           158,728         (32,833)       (260,190)
                                                                   --------        ----------      ----------     -----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares                79,528           727,284       1,416,818      (2,946,158)
   Realized Gain Distributions From Mutual Funds                         --                --              --              --
                                                                   --------        ----------      ----------     -----------
   Net Realized Gains (Losses)                                       79,528           727,284       1,416,818      (2,946,158)
                                                                   --------        ----------      ----------     -----------
   Net Change in Unrealized Appreciation (Depreciation) During
     The Period                                                     649,617           364,373       1,692,122       3,431,649
                                                                   --------        ----------      ----------     -----------
Increase (Decrease) In Net Assets From Operations                  $906,130        $1,250,385      $3,076,107     $   225,301
                                                                   ========        ==========      ==========     ===========

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2006


                                                                               Templeton
                                                                               Developing     Oppenheimer VALIC Company I
                                                             Franklin      Markets Securities High Income Money Market I
                                                           Small-Mid Cap          Fund         Fund /VA      Portfolio
                                                         Growth Securities      Division       Division      Division
                                                            Division 23        24 and 115     25 and 114    26 and 132
                                                         ----------------- ------------------ ----------- ---------------
Investment Income:
   Dividends From Mutual Funds                               $     --           $ 36,869       $ 968,295     $151,949
Expenses:
   Mortality And Expense Risk Charge                           33,853             42,993         150,501       46,030
                                                             --------           --------       ---------     --------
Net Investment Income (Loss)                                  (33,853)            (6,124)        817,794      105,919
                                                             --------           --------       ---------     --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares         193,057            686,975        (108,896)          --
   Realized Gain Distributions From Mutual Funds                   --                 --              --           --
                                                             --------           --------       ---------     --------
   Net Realized Gains (Losses)                                193,057            686,975        (108,896)          --
                                                             --------           --------       ---------     --------
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                         47,139             91,309         223,250           --
                                                             --------           --------       ---------     --------
Increase (Decrease) In Net Assets From Operations            $206,343           $772,160       $ 932,148     $105,919
                                                             ========           ========       =========     ========

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2006


                                                                    Van Kampen
                                                                        LIT          Putnam VT       AIM V.I.   Oppenheimer
                                                                    Enterprise     Global Equity    Core Equity Main Street
                                                                     Portfolio         Fund            Fund         Fund
                                                                    Division 27 Division 29 and 149 Division 30 Division 111
                                                                    ----------- ------------------- ----------- ------------
Investment Income:
   Dividends From Mutual Funds                                       $  7,462        $  1,863       $  115,001   $  154,088
Expenses:
   Mortality And Expense Risk Charge                                   18,409           8,106          172,489      188,135
                                                                     --------        --------       ----------   ----------
Net Investment Income (Loss)                                          (10,947)         (6,243)         (57,487)     (34,047)
                                                                     --------        --------       ----------   ----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares                   1,811          22,550           49,790      147,519
   Realized Gain Distributions From Mutual Funds                           --              --               --           --
                                                                     --------        --------       ----------   ----------
   Net Realized Gains (Losses)                                          1,811          22,550           49,790      147,519
                                                                     --------        --------       ----------   ----------
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                            96,452          95,494        1,680,709    1,438,631
                                                                     --------        --------       ----------   ----------
Increase (Decrease) In Net Assets From Operations                    $ 87,316        $111,801       $1,673,012   $1,552,103
                                                                     ========        ========       ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2006


                                                         Oppenheimer           Oppenheimer         Templeton    AIM V.I. Capital
                                                     Capital Appreciation Main Street Small Cap     Foreign       Appreciation
                                                             Fund                 Fund          Securities Fund       Fund
                                                         Division 112         Division 113       Division 116     Division 117
                                                     -------------------- --------------------- --------------- ----------------
Investment Income:
   Dividends From Mutual Funds                             $ 32,296             $  6,859           $ 26,787        $   2,305
Expenses:
   Mortality And Expense Risk Charge                        121,528               63,755             30,959           66,325
                                                           --------             --------           --------        ---------
Net Investment Income (Loss)                                (89,232)             (56,896)            (4,172)         (64,020)
                                                           --------             --------           --------        ---------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares                                                 (65,236)             546,575            171,534         (480,767)
   Realized Gain Distributions From Mutual Funds                 --              135,390                 --               --
                                                           --------             --------           --------        ---------
   Net Realized Gains (Losses)                              (65,236)             681,965            171,534         (480,767)
                                                           --------             --------           --------        ---------
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period                       646,827              (93,525)           207,146          750,186
                                                           --------             --------           --------        ---------
Increase (Decrease) In Net Assets From Operations          $492,359             $531,544           $374,508        $ 205,399
                                                           ========             ========           ========        =========

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2006


                                                                                                            VALIC Company I
                                                       AIM V.I. Diversified VALIC Company I VALIC Company I  International
                                                              Income          Stock Index   Growth & Income    Equities
                                                               Fund              Fund            Fund            Fund
                                                           Division 118      Division 133    Division 134    Division 135
                                                       -------------------- --------------- --------------- ---------------
Investment Income:
   Dividends From Mutual Funds                               $143,861         $   93,280      $   56,225       $ 52,506
Expenses:
   Mortality And Expense Risk Charge                           37,592            174,516         133,249         53,115
                                                             --------         ----------      ----------       --------
Net Investment Income (Loss)                                  106,269            (81,236)        (77,024)          (609)
                                                             --------         ----------      ----------       --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares         (85,337)          (766,863)       (954,362)       113,823
   Realized Gain Distributions From Mutual Funds                   --            361,065              --        198,792
                                                             --------         ----------      ----------       --------
   Net Realized Gains (Losses)                                (85,337)          (405,798)       (954,362)       312,615
                                                             --------         ----------      ----------       --------
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period                          48,829          1,987,218       2,172,512        378,569
                                                             --------         ----------      ----------       --------
Increase (Decrease) In Net Assets From Operations            $ 69,761         $1,500,184      $1,141,126       $690,575
                                                             ========         ==========      ==========       ========

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2006


                                                            VALIC Company I
                                                              Government    PIMCO Premier VIT   Janus Aspen      Janus Aspen
                                                              Securities         Managed      Large Cap Growth  International
                                                                 Fund           Portfolio        Portfolio     Growth Portfolio
                                                            --------------- ----------------- ---------------- ----------------
                                                             Division 138     Division 139      Division 141     Division 142
                                                            --------------- ----------------- ---------------- ----------------
Investment Income:
   Dividends From Mutual Funds                                 $215,257        $  316,972         $  3,018         $ 19,681
Expenses:
   Mortality And Expense Risk Charge                            154,905           248,126           16,448           15,234
                                                               --------        ----------         --------         --------
Net Investment Income (Loss)                                     60,352            68,846          (13,430)           4,447
                                                               --------        ----------         --------         --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares           (93,996)         (381,987)          29,404          108,563
   Realized Gain Distributions From Mutual Funds                     --         1,959,433               --               --
                                                               --------        ----------         --------         --------
   Net Realized Gains (Losses)                                  (93,996)        1,577,446           29,404          108,563
                                                               --------        ----------         --------         --------
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                          157,746          (377,048)          82,080          259,517
                                                               --------        ----------         --------         --------
Increase (Decrease) In Net Assets From Operations              $124,102        $1,269,244         $ 98,054         $372,527
                                                               ========        ==========         ========         ========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2006


                                                              MFS      VALIC Company I
                                                          VIT Capital      Science     VALIC Company II VALIC Company II
                                                         Opportunities  & Technology       Mid Cap       Strategic Bond
                                                            Series          Fund          Value Fund          Fund
                                                         ------------- --------------- ---------------- ----------------
                                                         Division 143   Division 144     Division 145     Division 146
                                                         ------------- --------------- ---------------- ----------------
Investment Income:
   Dividends From Mutual Funds                              $ 3,121        $    --         $ 11,223         $45,752
Expenses:
   Mortality And Expense Risk Charge                         10,418          8,036           48,283          20,243
                                                            -------        -------         --------         -------
Net Investment Income (Loss)                                 (7,297)        (8,036)         (37,060)         25,509
                                                            -------        -------         --------         -------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares        14,003         20,807          184,733          43,561
   Realized Gain Distributions From Mutual Funds                 --             --          301,878          13,806
                                                            -------        -------         --------         -------
   Net Realized Gains (Losses)                               14,003         20,807          486,611          57,367
                                                            -------        -------         --------         -------
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                       71,328         10,999           12,912          10,605
                                                            -------        -------         --------         -------
Increase (Decrease) In Net Assets From Operations           $78,034        $23,770         $462,463         $93,481
                                                            =======        =======         ========         =======

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2006


                                                                           VALIC Company II    Putnam VT
                                                                           High Yield Bond  Discovery Growth
                                                                                 Fund             Fund
                                                                           ---------------- ----------------
                                                                             Division 147     Division 148
                                                                           ---------------- ----------------
Investment Income:
   Dividends From Mutual Funds                                                 $ 34,896         $     --
Expenses:
   Mortality And Expense Risk Charge                                              9,878           10,371
                                                                               --------         --------
Net Investment Income (Loss)                                                     25,018          (10,371)
                                                                               --------         --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares                            64,328           14,841
   Realized Gain Distributions From Mutual Funds                                 16,533               --
                                                                               --------         --------
   Net Realized Gains (Losses)                                                   80,861           14,841
                                                                               --------         --------
   Net Change in Unrealized Appreciation (Depreciation) During The Period       (37,800)          54,978
                                                                               --------         --------
Increase (Decrease) In Net Assets From Operations                              $ 68,079         $ 59,448
                                                                               --------         --------

--------
/(1) /The AIM V.I. Premier Equity Fund was closed as of May 1, 2006.

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Changes in Net Assets


                                                                                    JP Morgan                 JP Morgan
                                                                                 Insurance Trust           Insurance Trust
                                                                                   Diversified                 Equity
                                                                                Equity Portfolio           Index Portfolio
                                                                            ------------------------  ------------------------
                                                                                   Division 1                Division 2
                                                                            ------------------------  ------------------------
                                                                              For The      For The      For The      For The
                                                                             Year Ended   Year Ended   Year Ended   Year Ended
                                                                            December 31, December 31, December 31, December 31,
                                                                                2006         2005         2006         2005
                                                                            ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                             $   (47,649) $   (32,194) $    22,738  $    22,035
   Net Realized Gains (Losses) From Securities Transactions                     (75,801)    (459,375)     315,358      (59,683)
   Net Change in Unrealized Appreciation (Depreciation) During The Period     2,458,237      681,177      395,820      250,520
                                                                            -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                             2,334,787      189,608      733,916      212,872
                                                                            -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                             39,751       35,868        1,127        3,854
   Surrenders Of Accumulation Units By Terminations And Withdrawals          (4,215,883)  (2,195,101)  (1,951,625)    (701,687)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                                12,101      593,676     (234,607)    (424,853)
                                                                            -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal Transactions   (4,164,031)  (1,565,557)  (2,185,105)  (1,122,686)
                                                                            -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                                      (1,829,244)  (1,375,949)  (1,451,189)    (909,814)

Net Assets:

Beginning Of Period                                                          18,406,863   19,782,812    6,752,612    7,662,426
                                                                            -----------  -----------  -----------  -----------
End Of Period                                                               $16,577,619  $18,406,863  $ 5,301,423  $ 6,752,612
                                                                            ===========  ===========  ===========  ===========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                              4,180        4,158          109          421
   Decrease For Surrendered Contracts                                          (456,715)    (256,265)    (201,353)     (76,304)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                    1,300       69,679      (24,014)     (48,127)
                                                                            -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                    (451,235)    (182,428)    (225,258)    (124,010)
   Accumulation Units At Beginning Of Period                                  2,093,001    2,275,429      722,207      846,217
                                                                            -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        1,641,766    2,093,001      496,949      722,207
                                                                            ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                                 --           --           --           --
   Decrease For Surrendered Contracts                                                --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                          --           --           --           --
   Accumulation Units At Beginning Of Period                                         --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                               --           --           --           --
                                                                            ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                                 --           --           --           --
   Decrease For Surrendered Contracts                                                --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                          --           --           --           --
   Accumulation Units At Beginning Of Period                                         --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                               --           --           --           --
                                                                            ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                                 --           --           --           --
   Decrease For Surrendered Contracts                                                --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                          --           --           --           --
   Accumulation Units At Beginning Of Period                                         --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                               --           --           --           --
                                                                            ===========  ===========  ===========  ===========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                    JP Morgan                 JP Morgan
                                                                                 Insurance Trust           Insurance Trust
                                                                                    Intrepid             Diversified Mid Cap
                                                                                Growth Portfolio           Value Portfolio
                                                                            ------------------------- -------------------------
                                                                                   Division 3                Division 4
                                                                            ------------------------- -------------------------
                                                                            For The Year For The Year For The Year For The Year
                                                                               Ended        Ended        Ended        Ended
                                                                            December 31, December 31, December 31, December 31,
                                                                                2006         2005         2006         2005
                                                                            ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                             $  (247,826) $  (163,000) $   (64,867) $   (99,496)
   Net Realized Gains (Losses) From Securities Transactions                  (1,291,725)  (2,436,400)   2,998,484    2,492,943
   Net Change in Unrealized Appreciation (Depreciation) During The Period     2,357,834    3,544,129     (263,561)    (691,716)
                                                                            -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                               818,283      944,729    2,670,056    1,701,731
                                                                            -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                             53,133       45,883       38,991       37,796
   Surrenders Of Accumulation Units By Terminations And Withdrawals          (6,049,003)  (2,826,295)  (4,719,876)  (2,245,716)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                              (371,457)     323,009     (402,638)  (1,082,991)
                                                                            -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal Transactions   (6,367,327)  (2,457,403)  (5,083,523)  (3,290,911)
                                                                            -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                                      (5,549,044)  (1,512,674)  (2,413,467)  (1,589,180)

Net Assets:

Beginning Of Period                                                          25,835,006   27,347,680   20,269,454   21,858,634
                                                                            -----------  -----------  -----------  -----------
End Of Period                                                               $20,285,962  $25,835,006  $17,855,987  $20,269,454
                                                                            ===========  ===========  ===========  ===========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                              6,919        6,753        2,051        1,993
   Decrease For Surrendered Contracts                                          (864,223)    (426,062)    (246,862)    (129,857)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                  (53,260)      52,034      (21,434)     (63,536)
                                                                            -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                    (910,564)    (367,275)    (266,245)    (191,400)
   Accumulation Units At Beginning Of Period                                  3,698,693    4,065,968    1,125,715    1,317,115
                                                                            -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        2,788,129    3,698,693      859,470    1,125,715
                                                                            ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                                 --           --           --           --
   Decrease For Surrendered Contracts                                                --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                          --           --           --           --
   Accumulation Units At Beginning Of Period                                         --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                               --           --           --           --
                                                                            ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                                 --           --           --           --
   Decrease For Surrendered Contracts                                                --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                          --           --           --           --
   Accumulation Units At Beginning Of Period                                         --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                               --           --           --           --
                                                                            ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                                 --           --           --           --
   Decrease For Surrendered Contracts                                                --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                          --           --           --           --
   Accumulation Units At Beginning Of Period                                         --           --           --           --
                                                                            -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                               --           --           --           --
                                                                            ===========  ===========  ===========  ===========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                JP Morgan                 JP Morgan
                                                                             Insurance Trust           Insurance Trust
                                                                           Diversified Mid Cap            Intrepid
                                                                            Growth Portfolio          Mid Cap Portfolio
                                                                        ------------------------- -------------------------
                                                                               Division 5                Division 6
                                                                        ------------------------- ------------------------
                                                                        For The Year For The Year For The Year   For The
                                                                           Ended        Ended        Ended      Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2006         2005         2006         2005
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                         $  (149,745) $  (167,317) $   (31,332)  $  (46,929)
   Net Realized Gains (Losses) From Securities Transactions               1,434,061     (444,138)   1,100,118      275,937
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                 (34,290)   1,955,482     (564,132)     442,413
                                                                        -----------  -----------  -----------   ----------
Increase (Decrease) In Net Assets From Operations                         1,250,026    1,344,027      504,654      671,421
                                                                        -----------  -----------  -----------   ----------
Principal Transactions:
   Purchase Payments                                                         21,311       21,247        8,123        6,750
   Surrenders Of Accumulation Units By Terminations And Withdrawals      (3,676,500)  (1,454,385)  (1,169,970)    (493,243)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                          (609,647)    (631,437)     (37,320)    (221,639)
                                                                        -----------  -----------  -----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                        (4,264,836)  (2,064,575)  (1,199,167)    (708,132)
                                                                        -----------  -----------  -----------   ----------
Total Increase (Decrease) In Net Assets                                  (3,014,810)    (720,548)    (694,513)     (36,711)

Net Assets:

Beginning Of Period                                                      14,289,881   15,010,429    4,573,460    4,610,171
                                                                        -----------  -----------  -----------   ----------
End Of Period                                                           $11,275,071  $14,289,881  $ 3,878,947   $4,573,460
                                                                        ===========  ===========  ===========   ==========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                          1,228        1,530          455          420
   Decrease For Surrendered Contracts                                      (252,584)    (111,716)     (67,618)     (32,625)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                          (41,991)     (48,751)      (2,295)     (14,490)
                                                                        -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                (293,347)    (158,937)     (69,458)     (46,695)
   Accumulation Units At Beginning Of Period                              1,034,988    1,193,925      279,901      326,596
                                                                        -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                      741,641    1,034,988      210,443      279,901
                                                                        ===========  ===========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                               --           --           --           --
                                                                        -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                        -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                        ===========  ===========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                               --           --           --           --
                                                                        -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                        -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                        ===========  ===========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                               --           --           --           --
                                                                        -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                        -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                        ===========  ===========  ===========   ==========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                             JP Morgan                 JP Morgan
                                                                          Insurance Trust           Insurance Trust
                                                                            Government                 Core Bond
                                                                          Bond Portfolio               Portfolio
                                                                     ------------------------  ------------------------
                                                                            Division 7                Division 8
                                                                     ------------------------  ------------------------
                                                                       For The      For The      For The      For The
                                                                      Year Ended   Year Ended   Year Ended   Year Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2006         2005         2006         2005
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                      $ 1,219,948  $ 1,246,662  $   757,894  $   887,395
   Net Realized Gains (Losses) From Securities Transactions              157,510      278,604      136,333      145,915
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                             (819,736)    (891,564)    (153,271)    (657,363)
                                                                     -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                        557,722      633,702      740,956      375,947
                                                                     -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                      59,587       62,365       58,402       53,301
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                                      (6,604,490)  (3,871,350)  (6,263,423)  (3,654,592)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                               (661,314)     445,833       73,884    1,103,963
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                     (7,206,217)  (3,363,152)  (6,131,137)  (2,497,328)
                                                                     -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                               (6,648,495)  (2,729,450)  (5,390,181)  (2,121,381)

Net Assets:

Beginning Of Period                                                   31,927,664   34,657,114   30,173,356   32,294,737
                                                                     -----------  -----------  -----------  -----------
End Of Period                                                        $25,279,169  $31,927,664  $24,783,175  $30,173,356
                                                                     ===========  ===========  ===========  ===========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                       4,307        4,551        4,230        3,797
   Decrease For Surrendered Contracts                                   (474,399)    (279,996)    (449,035)    (265,592)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                       (47,831)      32,119        4,812       80,411
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                             (517,923)    (243,326)    (439,993)    (181,384)
   Accumulation Units At Beginning Of Period                           2,292,504    2,535,830    2,177,169    2,358,553
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                 1,774,581    2,292,504    1,737,176    2,177,169
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========  ===========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                             JP Morgan
                                                                          Insurance Trust                AIM V.I.
                                                                             Balanced                 Premier Equity
                                                                             Portfolio                     Fund
                                                                     ------------------------  ---------------------------
                                                                            Division 9              Division 20 /(1)/
                                                                     ------------------------  ---------------------------
                                                                       For The      For The    For the Period    For The
                                                                      Year Ended   Year Ended  January 1, 2006  Year Ended
                                                                     December 31, December 31,  to April 30,   December 31,
                                                                         2006         2005          2006           2005
                                                                     ------------ ------------ --------------- ------------
Operations:
   Net Investment Income (Loss)                                      $   176,985  $   160,689   $    158,728   $   (87,720)
   Net Realized Gains (Losses) From Securities Transactions               79,528     (116,381)       727,284    (1,821,183)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                              649,617       78,540        364,373     2,979,229
                                                                     -----------  -----------   ------------   -----------
Increase (Decrease) In Net Assets From Operations                        906,130      122,848      1,250,385     1,070,326
                                                                     -----------  -----------   ------------   -----------
Principal Transactions:
   Purchase Payments                                                      19,016       10,403         19,787        42,961
   Surrenders Of Accumulation Units By Terminations And Withdrawals   (2,638,712)  (1,498,289)    (1,460,275)   (3,089,912)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                                637,238       90,900    (24,410,206)     (349,912)
                                                                     -----------  -----------   ------------   -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                     (1,982,458)  (1,396,986)   (25,850,694)   (3,396,863)
                                                                     -----------  -----------   ------------   -----------
Total Increase (Decrease) In Net Assets                               (1,076,328)  (1,274,138)   (24,600,309)   (2,326,537)

Net Assets:

Beginning Of Period                                                   10,318,427   11,592,565     24,600,309    26,926,846
                                                                     -----------  -----------   ------------   -----------
End Of Period                                                        $ 9,242,099  $10,318,427   $         --   $24,600,309
                                                                     ===========  ===========   ============   ===========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                       1,761          962          4,754         5,602
   Decrease For Surrendered Contracts                                   (237,488)    (143,305)      (179,338)     (407,774)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                        58,294        8,597     (2,953,614)      (45,817)
                                                                     -----------  -----------   ------------   -----------
   Increase (Decrease) In Units Outstanding                             (177,433)    (133,746)    (3,128,198)     (447,989)
   Accumulation Units At Beginning Of Period                             966,614    1,100,360      3,128,198     3,576,187
                                                                     -----------  -----------   ------------   -----------
   Accumulation Units At End Of Period                                   789,181      966,614             --     3,128,198
                                                                     ===========  ===========   ============   ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          --           --             --            --
   Decrease For Surrendered Contracts                                         --           --             --            --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            --           --             --            --
                                                                     -----------  -----------   ------------   -----------
   Increase (Decrease) In Units Outstanding                                   --           --             --            --
   Accumulation Units At Beginning Of Period                                  --           --             --            --
                                                                     -----------  -----------   ------------   -----------
   Accumulation Units At End Of Period                                        --           --             --            --
                                                                     ===========  ===========   ============   ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                          --           --             --            --
   Decrease For Surrendered Contracts                                         --           --             --            --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            --           --             --            --
                                                                     -----------  -----------   ------------   -----------
   Increase (Decrease) In Units Outstanding                                   --           --             --            --
   Accumulation Units At Beginning Of Period                                  --           --             --            --
                                                                     -----------  -----------   ------------   -----------
   Accumulation Units At End Of Period                                        --           --             --            --
                                                                     ===========  ===========   ============   ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                          --           --             --            --
   Decrease For Surrendered Contracts                                         --           --             --            --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            --           --             --            --
                                                                     -----------  -----------   ------------   -----------
   Increase (Decrease) In Units Outstanding                                   --           --             --            --
   Accumulation Units At Beginning Of Period                                  --           --             --            --
                                                                     -----------  -----------   ------------   -----------
   Accumulation Units At End Of Period                                        --           --             --            --
                                                                     ===========  ===========   ============   ===========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                                        Van Kampen
                                                                               AIM V.I.                     LIT
                                                                             International           Strategic Growth
                                                                              Growth Fund                Portfolio
                                                                       ------------------------  ------------------------
                                                                              Division 21           Division 22 and 136
                                                                       ------------------------  ------------------------
                                                                         For The      For The      For The      For The
                                                                        Year Ended   Year Ended   Year Ended   Year Ended
                                                                       December 31, December 31, December 31, December 31,
                                                                           2006         2005         2006         2005
                                                                       ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                        $   (32,833) $   (70,962) $  (260,190) $  (243,761)
   Net Realized Gains (Losses) From Securities Transactions              1,416,818       49,537   (2,946,158)  (4,035,962)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                              1,692,122    2,078,485    3,431,649    5,669,463
                                                                       -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets From Operations                     3,076,107    2,057,060      225,301    1,389,740
                                                                       -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                        27,282       26,096      112,519      156,243
   Surrenders Of Accumulation Units By Terminations And Withdrawals     (3,618,830)  (1,477,426)  (4,776,355)  (3,474,304)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                         (418,042)    (975,588)    (346,441)    (575,883)
                                                                       -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                       (4,009,590)  (2,426,918)  (5,010,277)  (3,893,944)
                                                                       -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                                   (933,483)    (369,858)  (4,784,976)  (2,504,204)

Net Assets:

Beginning Of Period                                                     13,633,294   14,003,152   22,076,895   24,581,099
                                                                       -----------  -----------  -----------  -----------
End Of Period                                                          $12,699,811  $13,633,294  $17,291,919  $22,076,895
                                                                       ===========  ===========  ===========  ===========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                         2,089        2,185        2,206        1,943
   Decrease For Surrendered Contracts                                     (267,251)    (134,811)    (250,079)    (133,459)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                         (32,033)     (88,621)     (16,911)     (31,692)
                                                                       -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                               (297,195)    (221,247)    (264,784)    (163,208)
   Accumulation Units At Beginning Of Period                             1,120,887    1,342,134    1,121,651    1,284,859
                                                                       -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                     823,692    1,120,887      856,867    1,121,651
                                                                       ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                            --           --        3,802        6,714
   Decrease For Surrendered Contracts                                           --           --     (103,668)     (99,522)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                              --           --       (6,078)     (12,846)
                                                                       -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                     --           --     (105,944)    (105,654)
   Accumulation Units At Beginning Of Period                                    --           --      494,999      600,653
                                                                       -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                          --           --      389,055      494,999
                                                                       ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                            --           --          150          248
   Decrease For Surrendered Contracts                                           --           --       (6,227)      (4,242)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                              --           --       (2,498)      (1,868)
                                                                       -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                     --           --       (8,575)      (5,862)
   Accumulation Units At Beginning Of Period                                    --           --       32,733       38,595
                                                                       -----------  -----------  -----------  -----------
Accumulation Units At End Of Period                                             --           --       24,158       32,733
                                                                       ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                            --           --           91           24
   Decrease For Surrendered Contracts                                           --           --      (12,954)     (21,206)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                              --           --         (683)        (515)
                                                                       -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                     --           --      (13,546)     (21,697)
   Accumulation Units At Beginning Of Period                                    --           --       44,717       66,414
                                                                       -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                          --           --       31,171       44,717
                                                                       ===========  ===========  ===========  ===========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                                              Templeton
                                                                                    Franklin                 Developing
                                                                              Small-Mid Cap Growth       Markets Securities
                                                                                   Securities                   Fund
                                                                            ------------------------  ------------------------
                                                                                   Division 23           Division 24 and 115
                                                                            ------------------------  ------------------------
                                                                              For The      For The      For The      For The
                                                                             Year Ended   Year Ended   Year Ended   Year Ended
                                                                            December 31, December 31, December 31, December 31,
                                                                                2006         2005         2006         2005
                                                                            ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                              $  (33,853)  $  (38,203)  $   (6,124)  $       34
   Net Realized Gains (Losses) From Securities Transactions                     193,057        6,045      686,975      420,314
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                      47,139      136,690       91,309      320,732
                                                                             ----------   ----------   ----------   ----------
Increase (Decrease) In Net Assets From Operations                               206,343      104,532      772,160      741,080
                                                                             ----------   ----------   ----------   ----------
Principal Transactions:
   Purchase Payments                                                              5,790        6,919        5,358        6,832
   Surrenders Of Accumulation Units By Terminations And Withdrawals            (823,209)    (361,100)    (881,944)    (577,963)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                                 7,553     (152,384)      84,480      (42,244)
                                                                             ----------   ----------   ----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal Transactions     (809,866)    (506,565)    (792,106)    (613,375)
                                                                             ----------   ----------   ----------   ----------
Total Increase (Decrease) In Net Assets                                        (603,523)    (402,033)     (19,946)     127,705

Net Assets:

Beginning Of Period                                                           3,189,572    3,591,605    3,348,933    3,221,228
                                                                             ----------   ----------   ----------   ----------
End Of Period                                                                $2,586,049   $3,189,572   $3,328,987   $3,348,933
                                                                             ==========   ==========   ==========   ==========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                                425          595            8          130
   Decrease For Surrendered Contracts                                           (70,689)     (33,588)     (24,774)     (13,576)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                      398      (14,385)       2,672       (2,670)
                                                                             ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                     (69,866)     (47,378)     (22,094)     (16,116)
   Accumulation Units At Beginning Of Period                                    284,695      332,073      105,666      121,782
                                                                             ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                          214,829      284,695       83,572      105,666
                                                                             ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                                 --           --          258          198
   Decrease For Surrendered Contracts                                                --           --      (15,757)     (11,958)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --        1,218           59
                                                                             ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                          --           --      (14,281)     (11,701)
   Accumulation Units At Beginning Of Period                                         --           --       60,954       72,655
                                                                             ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                               --           --       46,673       60,954
                                                                             ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                                 --           --           (1)          (2)
   Decrease For Surrendered Contracts                                                --           --         (228)        (207)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --          275            6
                                                                             ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                          --           --           46         (203)
   Accumulation Units At Beginning Of Period                                         --           --        3,298        3,501
                                                                             ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                               --           --        3,344        3,298
                                                                             ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                                 --           --           12           (9)
   Decrease For Surrendered Contracts                                                --           --       (2,839)     (10,457)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --         (207)        (642)
                                                                             ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                          --           --       (3,034)     (11,108)
   Accumulation Units At Beginning Of Period                                         --           --       14,806       25,914
                                                                             ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                               --           --       11,772       14,806
                                                                             ==========   ==========   ==========   ==========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                               Oppenheimer             VALIC Company I
                                                                               High Income             Money Market I
                                                                                Fund /VA                  Portfolio
                                                                        ------------------------  ------------------------
                                                                           Division 25 and 114       Division 26 and 132
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2006         2005         2006         2005
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                         $   817,794  $   724,803  $   105,919  $    55,959
   Net Realized Gains (Losses) From Securities Transactions                (108,896)    (339,739)          --           --
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                 223,250     (259,030)          --           --
                                                                        -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                           932,148      126,034      105,919       55,959
                                                                        -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                         29,720       48,219       11,646       (3,990)
   Surrenders Of Accumulation Units By Terminations And Withdrawals      (2,995,752)  (1,896,443)  (2,235,052)  (1,003,762)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                           106,972      371,927    1,321,716     (158,438)
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                        (2,859,060)  (1,476,297)    (901,690)  (1,166,190)
                                                                        -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                                  (1,926,912)  (1,350,263)    (795,771)  (1,110,231)

Net Assets:

Beginning Of Period                                                      13,151,010   14,501,273    3,818,153    4,928,384
                                                                        -----------  -----------  -----------  -----------
End Of Period                                                           $11,224,098  $13,151,010  $ 3,022,382  $ 3,818,153
                                                                        ===========  ===========  ===========  ===========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                          1,749        1,173           --           --
   Decrease For Surrendered Contracts                                      (172,803)    (100,856)    (130,251)     (16,516)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                           10,060       31,680       93,330        1,117
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                (160,994)     (68,003)     (36,921)     (15,399)
   Accumulation Units At Beginning Of Period                                811,038      879,041      132,797      148,196
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                      650,044      811,038       95,876      132,797
                                                                        ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                            518          754          532          751
   Decrease For Surrendered Contracts                                       (49,102)     (45,346)     (56,691)     (60,728)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                           (3,614)         611       20,555          542
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                 (52,198)     (43,981)     (35,604)     (59,435)
   Accumulation Units At Beginning Of Period                                197,930      241,911      149,983      209,418
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                      145,732      197,930      114,379      149,983
                                                                        ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             (5)          (5)          (3)          (6)
   Decrease For Surrendered Contracts                                        (1,914)        (621)         (50)      (2,490)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            1,725         (218)           5          984
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                    (194)        (844)         (48)      (1,512)
   Accumulation Units At Beginning Of Period                                  7,519        8,363       10,583       12,095
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        7,325        7,519       10,535       10,583
                                                                        ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                             36          (15)          56           24
   Decrease For Surrendered Contracts                                       (11,057)      (7,987)      (5,914)      (3,996)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                              425         (668)       2,077      (18,612)
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                 (10,597)      (8,670)      (3,781)     (22,584)
   Accumulation Units At Beginning Of Period                                 48,498       57,168       32,863       55,447
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                       37,901       48,498       29,082       32,863
                                                                        ===========  ===========  ===========  ===========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                   Van Kampen
                                                                                       LIT                    Putnam VT
                                                                                   Enterprise               Global Equity
                                                                                    Portfolio                   Fund
                                                                            ------------------------  ------------------------
                                                                                   Division 27           Division 29 and 149
                                                                            ------------------------  ------------------------
                                                                              For The      For The      For The      For The
                                                                             Year Ended   Year Ended   Year Ended   Year Ended
                                                                            December 31, December 31, December 31, December 31,
                                                                                2006         2005         2006         2005
                                                                            ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                              $  (10,947)  $   (7,697)   $ (6,243)    $ (3,336)
   Net Realized Gains (Losses) From Securities Transactions                       1,811     (102,335)     22,550       22,169
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                      96,452      231,306      95,494       17,187
                                                                             ----------   ----------    --------     --------
Increase (Decrease) In Net Assets From Operations                                87,316      121,274     111,801       36,020
                                                                             ----------   ----------    --------     --------
Principal Transactions:
   Purchase Payments                                                                487         (378)        926          837
   Surrenders Of Accumulation Units By Terminations And Withdrawals            (483,527)    (163,115)    (60,082)     (40,712)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                              (106,480)    (151,463)     62,160      (43,730)
                                                                             ----------   ----------    --------     --------
   Increase (Decrease) In Net Assets Resulting From Principal Transactions     (589,520)    (314,956)      3,004      (83,605)
                                                                             ----------   ----------    --------     --------
Total Increase (Decrease) In Net Assets                                        (502,204)    (193,682)    114,805      (47,585)

Net Assets:

Beginning Of Period                                                           1,778,157    1,971,839     523,770      571,355
                                                                             ----------   ----------    --------     --------
End Of Period                                                                $1,275,953   $1,778,157    $638,575     $523,770
                                                                             ==========   ==========    ========     ========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                                 --           --           2           --
   Decrease For Surrendered Contracts                                           (61,447)     (22,229)     (3,050)        (844)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                  (13,206)     (20,780)      3,023       (4,731)
                                                                             ----------   ----------    --------     --------
   Increase (Decrease) In Units Outstanding                                     (74,653)     (43,009)        (25)      (5,575)
   Accumulation Units At Beginning Of Period                                    231,775      274,784      10,212       15,787
                                                                             ----------   ----------    --------     --------
   Accumulation Units At End Of Period                                          157,122      231,775      10,187       10,212
                                                                             ==========   ==========    ========     ========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                                 --           --          44          112
   Decrease For Surrendered Contracts                                                --           --      (2,034)      (1,178)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --       3,451          131
                                                                             ----------   ----------    --------     --------
   Increase (Decrease) In Units Outstanding                                          --           --       1,461         (935)
   Accumulation Units At Beginning Of Period                                         --           --      32,707       33,642
                                                                             ----------   ----------    --------     --------
   Accumulation Units At End Of Period                                               --           --      34,168       32,707
                                                                             ==========   ==========    ========     ========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                                 --           --          (1)          (1)
   Decrease For Surrendered Contracts                                                --           --          --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --         (45)         (52)
                                                                             ----------   ----------    --------     --------
   Increase (Decrease) In Units Outstanding                                          --           --         (46)         (53)
   Accumulation Units At Beginning Of Period                                         --           --       4,008        4,061
                                                                             ----------   ----------    --------     --------
   Accumulation Units At End Of Period                                               --           --       3,962        4,008
                                                                             ==========   ==========    ========     ========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                                 --           --          36           33
   Decrease For Surrendered Contracts                                                --           --      (1,331)      (3,454)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --         142         (268)
                                                                             ----------   ----------    --------     --------
   Increase (Decrease) In Units Outstanding                                          --           --      (1,153)      (3,689)
   Accumulation Units At Beginning Of Period                                         --           --      20,955       24,644
                                                                             ----------   ----------    --------     --------
   Accumulation Units At End Of Period                                               --           --      19,802       20,955
                                                                             ==========   ==========    ========     ========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                      AIM V.I.           Oppenheimer
                                                                                    Core Equity          Main Street
                                                                                        Fund                Fund
                                                                                   -------------- ------------------------
                                                                                    Division 30         Division 111
                                                                                   -------------- ------------------------
                                                                                   For the Period   For The      For The
                                                                                   May 1, 2006 to  Year Ended   Year Ended
                                                                                    December 31,  December 31, December 31,
                                                                                        2006          2006         2005
                                                                                   -------------- ------------ ------------
Operations:
   Net Investment Income (Loss)                                                     $   (57,488)  $   (34,047) $   (15,834)
   Net Realized Gains (Losses) From Securities Transactions                              49,790       147,519     (285,941)
   Net Change in Unrealized Appreciation (Depreciation) During The Period             1,680,709     1,438,631      896,983
                                                                                    -----------   -----------  -----------
Increase (Decrease) In Net Assets From Operations                                     1,673,011     1,552,103      595,208
                                                                                    -----------   -----------  -----------
Principal Transactions:
   Purchase Payments                                                                     10,309       118,374      134,066
   Surrenders Of Accumulation Units By Terminations And Withdrawals                  (4,460,977)   (3,462,954)  (2,276,685)
   Amounts Transferred From (To) Other Divisions Or The AIGA General Account, Net    24,159,903      (320,909)      23,923
                                                                                    -----------   -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal Transactions           19,709,235    (3,665,489)  (2,118,696)
                                                                                    -----------   -----------  -----------
Total Increase (Decrease) In Net Assets                                              21,382,246    (2,113,386)  (1,523,488)

Net Assets:

Beginning Of Period                                                                          --    13,832,524   15,356,012
                                                                                    -----------   -----------  -----------
End Of Period                                                                       $21,382,246   $11,719,138  $13,832,524
                                                                                    ===========   ===========  ===========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                                        908            --           --
   Decrease For Surrendered Contracts                                                  (440,568)           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The AIGA
     General Account, Net                                                             2,405,170            --           --
                                                                                    -----------   -----------  -----------
   Increase (Decrease) In Units Outstanding                                           1,965,510            --           --
   Accumulation Units At Beginning Of Period                                                 --            --           --
                                                                                    -----------   -----------  -----------
   Accumulation Units At End Of Period                                                1,965,510            --           --
                                                                                    ===========   ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                                         --         9,637       11,017
   Decrease For Surrendered Contracts                                                        --      (236,327)    (182,822)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The AIGA
     General Account, Net                                                                    --       (24,486)       3,514
                                                                                    -----------   -----------  -----------
   Increase (Decrease) In Units Outstanding                                                  --      (251,176)    (168,291)
   Accumulation Units At Beginning Of Period                                                 --       971,523    1,139,814
                                                                                    -----------   -----------  -----------
   Accumulation Units At End Of Period                                                       --       720,347      971,523
                                                                                    ===========   ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                                         --           (13)         (16)
   Decrease For Surrendered Contracts                                                        --        (8,364)      (2,808)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The AIGA
     General Account, Net                                                                    --           564          213
                                                                                    -----------   -----------  -----------
   Increase (Decrease) In Units Outstanding                                                  --        (7,813)      (2,611)
   Accumulation Units At Beginning Of Period                                                 --        35,436       38,047
                                                                                    -----------   -----------  -----------
   Accumulation Units At End Of Period                                                       --        27,623       35,436
                                                                                    ===========   ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                                         --           350          416
   Decrease For Surrendered Contracts                                                        --       (52,208)     (24,837)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The AIGA
     General Account, Net                                                                    --        (2,552)      (2,164)
                                                                                    -----------   -----------  -----------
   Increase (Decrease) In Units Outstanding                                                  --       (54,410)     (26,585)
   Accumulation Units At Beginning Of Period                                                 --       233,878      260,463
                                                                                    -----------   -----------  -----------
   Accumulation Units At End Of Period                                                       --       179,468      233,878
                                                                                    ===========   ===========  ===========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                               Oppenheimer               Oppenheimer
                                                                          Capital Appreciation      Main Street Small Cap
                                                                                  Fund                      Fund
                                                                        ------------------------  ------------------------
                                                                              Division 112              Division 113
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2006         2005         2006         2005
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                         $   (89,232) $   (51,345)  $  (56,896) $   (69,367)
   Net Realized Gains (Losses) From Securities Transactions                 (65,236)    (504,265)     681,965      469,147
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                 646,827      863,073      (93,525)     (40,168)
                                                                        -----------  -----------   ----------  -----------
   Increase (Decrease) In Net Assets From Operations                        492,359      307,463      531,544      359,612
                                                                        -----------  -----------   ----------  -----------
Principal Transactions:
   Purchase Payments                                                         55,152       91,413       18,976       26,964
   Surrenders Of Accumulation Units By Terminations And Withdrawals      (1,981,033)  (1,306,322)    (946,175)    (879,301)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                          (156,322)    (138,302)     (72,354)    (208,398)
                                                                        -----------  -----------   ----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                        (2,082,203)  (1,353,211)    (999,553)  (1,060,735)
                                                                        -----------  -----------   ----------  -----------
Total Increase (Decrease) In Net Assets                                  (1,589,844)  (1,045,748)    (468,009)    (701,123)

Net Assets:

Beginning Of Period                                                       9,068,992   10,114,740    4,492,551    5,193,674
                                                                        -----------  -----------   ----------  -----------
End Of Period                                                           $ 7,479,148  $ 9,068,992   $4,024,542  $ 4,492,551
                                                                        ===========  ===========   ==========  ===========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                               --           --           --           --
                                                                        -----------  -----------   ----------  -----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                        -----------  -----------   ----------  -----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                        ===========  ===========   ==========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          3,822        6,498          645        1,212
   Decrease For Surrendered Contracts                                      (119,358)     (89,506)     (39,050)     (40,196)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                          (12,447)     (12,072)      (3,230)     (10,252)
                                                                        -----------  -----------   ----------  -----------
   Increase (Decrease) In Units Outstanding                                (127,983)     (95,080)     (41,635)     (49,236)
   Accumulation Units At Beginning Of Period                                564,115      659,195      188,712      237,948
                                                                        -----------  -----------   ----------  -----------
   Accumulation Units At End Of Period                                      436,132      564,115      147,077      188,712
                                                                        ===========  ===========   ==========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             33           32           77           88
   Decrease For Surrendered Contracts                                        (5,530)        (918)        (585)        (314)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                              801        1,227           40       (1,473)
                                                                        -----------  -----------   ----------  -----------
   Increase (Decrease) In Units Outstanding                                  (4,696)         341         (468)      (1,699)
   Accumulation Units At Beginning Of Period                                 34,919       34,578        7,234        8,933
                                                                        -----------  -----------   ----------  -----------
   Accumulation Units At End Of Period                                       30,223       34,919        6,766        7,234
                                                                        ===========  ===========   ==========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                            118           68          166          132
   Decrease For Surrendered Contracts                                       (27,652)     (16,152)      (7,376)      (9,512)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                               83          317         (582)         220
                                                                        -----------  -----------   ----------  -----------
   Increase (Decrease) In Units Outstanding                                 (27,451)     (15,767)      (7,792)      (9,160)
   Accumulation Units At Beginning Of Period                                113,497      129,264       42,401       51,561
                                                                        -----------  -----------   ----------  -----------
   Accumulation Units At End Of Period                                       86,046      113,497       34,609       42,401
                                                                        ===========  ===========   ==========  ===========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                Templeton
                                                                                 Foreign              AIM V.I. Capital
                                                                               Securities               Appreciation
                                                                                  Fund                      Fund
                                                                        ------------------------  ------------------------
                                                                              Division 116              Division 117
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2006         2005         2006         2005
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                          $   (4,172)  $   (6,463) $   (64,020) $   (76,545)
   Net Realized Gains (Losses) From Securities Transactions                 171,534      (25,115)    (480,767)    (807,380)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                 207,146      210,772      750,186    1,231,527
                                                                         ----------   ----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                           374,508      179,194      205,399      347,602
                                                                         ----------   ----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                          6,805        5,171       21,024       32,681
   Surrenders Of Accumulation Units By Terminations And Withdrawals        (572,376)    (477,545)  (1,213,890)  (1,094,605)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                            43,109       13,097      (77,858)     (99,460)
                                                                         ----------   ----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                          (522,462)    (459,277)  (1,270,724)  (1,161,384)
                                                                         ----------   ----------  -----------  -----------
Total Increase (Decrease) In Net Assets                                    (147,954)    (280,083)  (1,065,325)    (813,782)

Net Assets:

Beginning Of Period                                                       2,189,647    2,469,730    5,067,220    5,881,002
                                                                         ----------   ----------  -----------  -----------
End Of Period                                                            $2,041,693   $2,189,647  $ 4,001,895  $ 5,067,220
                                                                         ==========   ==========  ===========  ===========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                               --           --           --           --
                                                                         ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                         ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                         ==========   ==========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                            361          573        1,619        2,442
   Decrease For Surrendered Contracts                                       (36,205)     (30,537)     (80,417)     (70,449)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            3,141        1,018       (6,040)      (8,285)
                                                                         ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                 (32,703)     (28,946)     (84,838)     (76,292)
   Accumulation Units At Beginning Of Period                                137,142      166,088      341,248      417,540
                                                                         ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                      104,439      137,142      256,410      341,248
                                                                         ==========   ==========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             --           (1)          45           82
   Decrease For Surrendered Contracts                                          (455)        (415)      (5,101)      (1,158)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                             (419)         (94)         138          (11)
                                                                         ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                    (874)        (510)      (4,918)      (1,087)
   Accumulation Units At Beginning Of Period                                  2,546        3,056       20,134       21,221
                                                                         ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                        1,672        2,546       15,216       20,134
                                                                         ==========   ==========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                             13           (9)         219          224
   Decrease For Surrendered Contracts                                        (3,791)      (8,501)     (22,558)     (35,629)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                              204         (103)      (1,405)      (1,358)
                                                                         ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                  (3,574)      (8,613)     (23,744)     (36,763)
   Accumulation Units At Beginning Of Period                                 28,965       37,578       99,743      136,506
                                                                         ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                       25,391       28,965       75,999       99,743
                                                                         ==========   ==========  ===========  ===========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                          AIM V.I. Diversified         VALIC Company I
                                                                                 Income                  Stock Index
                                                                                  Fund                      Fund
                                                                        ------------------------  ------------------------
                                                                              Division 118              Division 133
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2006         2005         2006         2005
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                          $  106,269   $  132,937  $   (81,236) $     2,789
   Net Realized Gains (Losses) From Securities Transactions                 (85,337)     (62,628)    (405,798)    (682,228)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                  48,829      (28,765)   1,987,218    1,059,337
                                                                         ----------   ----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                            69,761       41,544    1,500,184      379,898
                                                                         ----------   ----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                          4,046        4,461       62,047      129,314
   Surrenders Of Accumulation Units By Terminations And Withdrawals        (566,776)    (492,518)  (3,108,360)  (2,690,245)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                            27,849        9,635      (26,093)    (127,059)
                                                                         ----------   ----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                          (534,881)    (478,422)  (3,072,406)  (2,687,990)
                                                                         ----------   ----------  -----------  -----------
Total Increase (Decrease) In Net Assets                                    (465,120)    (436,878)  (1,572,222)  (2,308,092)

Net Assets:

Beginning Of Period                                                       2,815,792    3,252,670   12,927,835   15,235,927
                                                                         ----------   ----------  -----------  -----------
End Of Period                                                            $2,350,672   $2,815,792  $11,355,613  $12,927,835
                                                                         ==========   ==========  ===========  ===========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                               --           --           --           --
                                                                         ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                         ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                         ==========   ==========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                            297          351        3,032        6,995
   Decrease For Surrendered Contracts                                       (42,020)     (35,896)    (146,388)    (129,421)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            1,024          694         (964)      (7,292)
                                                                         ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                 (40,699)     (34,851)    (144,320)    (129,718)
   Accumulation Units At Beginning Of Period                                196,861      231,712      609,480      739,198
                                                                         ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                      156,162      196,861      465,160      609,480
                                                                         ==========   ==========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             (5)          (7)         (13)         (23)
   Decrease For Surrendered Contracts                                          (952)        (705)      (9,184)      (4,750)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                               28           20         (525)          88
                                                                         ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                    (929)        (692)      (9,722)      (4,685)
   Accumulation Units At Beginning Of Period                                  5,178        5,870       24,969       29,654
                                                                         ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                        4,249        5,178       15,247       24,969
                                                                         ==========   ==========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                              6          (22)         127          192
   Decrease For Surrendered Contracts                                        (7,716)      (7,914)     (17,619)     (35,383)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            1,483           83          220         (437)
                                                                         ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                  (6,227)      (7,853)     (17,272)     (35,628)
   Accumulation Units At Beginning Of Period                                 50,564       58,417      149,513      185,141
                                                                         ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                       44,337       50,564      132,241      149,513
                                                                         ==========   ==========  ===========  ===========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                             VALIC Company I           VALIC Company I
                                                                             Growth & Income       International Equities
                                                                                  Fund                      Fund
                                                                        ------------------------  ------------------------
                                                                              Division 134              Division 135
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2006         2005         2006         2005
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                         $   (77,024) $   (34,103)  $     (609)  $   12,606
   Net Realized Gains (Losses) From Securities Transactions                (954,362)  (1,470,871)     312,615     (410,343)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                               2,172,512    1,480,531      378,569      931,001
                                                                        -----------  -----------   ----------   ----------
Increase (Decrease) In Net Assets From Operations                         1,141,126      (24,443)     690,575      533,264
                                                                        -----------  -----------   ----------   ----------
Principal Transactions:
   Purchase Payments                                                         66,515      128,143        9,634       32,234
   Surrenders Of Accumulation Units By Terminations And Withdrawals      (2,347,911)  (2,717,385)    (719,721)    (858,706)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                          (257,862)    (201,973)    (169,145)     (47,128)
                                                                        -----------  -----------   ----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                        (2,539,258)  (2,791,215)    (879,232)    (873,600)
                                                                        -----------  -----------   ----------   ----------
Total Increase (Decrease) In Net Assets                                  (1,398,132)  (2,815,658)    (188,657)    (340,336)

Net Assets:

Beginning Of Period                                                       9,989,102   12,804,760    3,767,317    4,107,653
                                                                        -----------  -----------   ----------   ----------
End Of Period                                                           $ 8,590,970  $ 9,989,102   $3,578,660   $3,767,317
                                                                        ===========  ===========   ==========   ==========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                               --           --           --           --
                                                                        -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                        -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                        ===========  ===========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          3,487        8,561          593        2,853
   Decrease For Surrendered Contracts                                      (134,024)    (162,450)     (46,554)     (68,613)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                          (14,969)     (14,608)      (9,343)      (2,069)
                                                                        -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                (145,506)    (168,497)     (55,304)     (67,829)
   Accumulation Units At Beginning Of Period                                609,828      778,325      242,590      310,419
                                                                        -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                      464,322      609,828      187,286      242,590
                                                                        ===========  ===========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                            163          139           26           23
   Decrease For Surrendered Contracts                                        (9,654)      (8,035)        (325)      (2,259)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                             (514)         561         (437)        (665)
                                                                        -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                 (10,004)      (7,335)        (736)      (2,901)
   Accumulation Units At Beginning Of Period                                 32,476       39,811       13,180       16,081
                                                                        -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                       22,472       32,476       12,444       13,180
                                                                        ===========  ===========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                            693          251          (16)         (23)
   Decrease For Surrendered Contracts                                       (20,990)     (31,662)      (6,879)      (4,859)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                           (1,724)        (498)      (3,657)      (2,144)
                                                                        -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                 (22,021)     (31,909)     (10,552)      (7,026)
   Accumulation Units At Beginning Of Period                                 83,394      115,303       51,919       58,945
                                                                        -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                       61,373       83,394       41,367       51,919
                                                                        ===========  ===========   ==========   ==========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                             VALIC Company I          PIMCO Premier VIT
                                                                          Government Securities            Managed
                                                                                  Fund                    Portfolio
                                                                        ------------------------  ------------------------
                                                                              Division 138              Division 139
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2006         2005         2006         2005
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                         $    60,352  $   289,483  $    68,846  $   (49,535)
   Net Realized Gains (Losses) From Securities Transactions                 (93,996)     111,228    1,577,446      574,578
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                 157,746     (237,918)    (377,048)     197,590
                                                                        -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                           124,102      162,793    1,269,244      722,633
                                                                        -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                         28,600       72,942      206,260      299,752
   Surrenders Of Accumulation Units By Terminations And Withdrawals      (3,857,492)  (3,126,092)  (4,288,153)  (3,418,194)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                           (53,136)    (327,308)    (355,867)    (347,234)
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                        (3,882,028)  (3,380,458)  (4,437,760)  (3,465,676)
                                                                        -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                                  (3,757,926)  (3,217,665)  (3,168,516)  (2,743,043)

Net Assets:

Beginning Of Period                                                      12,748,589   15,966,254   18,806,312   21,549,355
                                                                        -----------  -----------  -----------  -----------
End Of Period                                                           $ 8,990,663  $12,748,589  $15,637,796  $18,806,312
                                                                        ===========  ===========  ===========  ===========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                               --           --           --           --
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                        ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          1,620        4,544       10,477       15,952
   Decrease For Surrendered Contracts                                      (199,890)    (186,937)    (207,937)    (173,306)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                           (3,721)     (21,191)     (16,465)     (18,598)
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                (201,991)    (203,584)    (213,925)    (175,952)
   Accumulation Units At Beginning Of Period                                686,443      890,027      909,211    1,085,163
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                      484,452      686,443      695,286      909,211
                                                                        ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             59           31           30          101
   Decrease For Surrendered Contracts                                       (14,777)     (10,181)      (5,522)      (7,190)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                             (134)        (799)      (1,508)        (390)
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                 (14,852)     (10,949)      (7,000)      (7,479)
   Accumulation Units At Beginning Of Period                                 48,844       59,793       41,957       49,436
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                       33,992       48,844       34,957       41,957
                                                                        ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                             80          (12)         722          329
   Decrease For Surrendered Contracts                                       (43,691)      (9,687)     (24,886)     (16,905)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                              537          354       (1,196)        (694)
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                 (43,074)      (9,345)     (25,360)     (17,270)
   Accumulation Units At Beginning Of Period                                111,578      120,923      119,482      136,752
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                       68,504      111,578       94,122      119,482
                                                                        ===========  ===========  ===========  ===========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                               Janus Aspen               Janus Aspen
                                                                                Large Cap                  Series
                                                                                 Growth             International Growth
                                                                                Portfolio                 Portfolio
                                                                        ------------------------  ------------------------
                                                                              Division 141              Division 142
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2006         2005         2006         2005
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                          $  (13,430)  $  (15,801)  $    4,447    $ (3,097)
   Net Realized Gains (Losses) From Securities Transactions                  29,404       21,951      108,563      16,188
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                  82,080       20,736      259,517     189,422
                                                                         ----------   ----------   ----------    --------
Increase (Decrease) In Net Assets From Operations                            98,054       26,886      372,527     202,513
                                                                         ----------   ----------   ----------    --------
Principal Transactions:
   Purchase Payments                                                         17,364       11,759        7,436       5,794
   Surrenders Of Accumulation Units By Terminations And Withdrawals        (173,877)    (137,996)    (201,821)    (88,959)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                            51,438       28,548      124,871       8,594
                                                                         ----------   ----------   ----------    --------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                          (105,075)     (97,689)     (69,514)    (74,571)
                                                                         ----------   ----------   ----------    --------
Total Increase (Decrease) In Net Assets                                      (7,021)     (70,803)     303,013     127,942

Net Assets:

Beginning Of Period                                                       1,111,248    1,182,051      853,375     725,433
                                                                         ----------   ----------   ----------    --------
End Of Period                                                            $1,104,227   $1,111,248   $1,156,388    $853,375
                                                                         ==========   ==========   ==========    ========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                             --           --           --          --
   Decrease For Surrendered Contracts                                            --           --           --          --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                               --           --           --          --
                                                                         ----------   ----------   ----------    --------
   Increase (Decrease) In Units Outstanding                                      --           --           --          --
   Accumulation Units At Beginning Of Period                                     --           --           --          --
                                                                         ----------   ----------   ----------    --------
   Accumulation Units At End Of Period                                           --           --           --          --
                                                                         ==========   ==========   ==========    ========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          2,275        1,467          743         561
   Decrease For Surrendered Contracts                                       (20,100)     (17,234)     (14,882)     (7,184)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            5,181        6,655        8,686         886
                                                                         ----------   ----------   ----------    --------
   Increase (Decrease) In Units Outstanding                                 (12,644)      (9,112)      (5,453)     (5,737)
   Accumulation Units At Beginning Of Period                                113,057      122,169       68,847      74,584
                                                                         ----------   ----------   ----------    --------
   Accumulation Units At End Of Period                                      100,413      113,057       63,394      68,847
                                                                         ==========   ==========   ==========    ========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             (1)          (1)          (1)         --
   Decrease For Surrendered Contracts                                           (90)         (89)        (259)        (31)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                              123          136          457          --
                                                                         ----------   ----------   ----------    --------
   Increase (Decrease) In Units Outstanding                                      32           46          197         (31)
   Accumulation Units At Beginning Of Period                                  6,123        6,077        2,024       2,055
                                                                         ----------   ----------   ----------    --------
   Accumulation Units At End Of Period                                        6,155        6,123        2,221       2,024
                                                                         ==========   ==========   ==========    ========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                            252          278           50          34
   Decrease For Surrendered Contracts                                        (5,671)      (4,470)        (301)     (2,984)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            2,286       (2,113)         381          45
                                                                         ----------   ----------   ----------    --------
   Increase (Decrease) In Units Outstanding                                  (3,133)      (6,305)         130      (2,905)
   Accumulation Units At Beginning Of Period                                 50,393       56,698       11,052      13,957
                                                                         ----------   ----------   ----------    --------
   Accumulation Units At End Of Period                                       47,260       50,393       11,182      11,052
                                                                         ==========   ==========   ==========    ========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                                       VALIC Company I
                                                                             MFS VIT Capital              Science &
                                                                              Opportunities              Technology
                                                                                 Series                     Fund
                                                                        ------------------------  ------------------------
                                                                              Division 143              Division 144
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2006         2005         2006         2005
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                          $  (7,297)    $ (5,480)   $  (8,036)    $ (8,682)
   Net Realized Gains (Losses) From Securities Transactions                 14,003          820       20,807      (19,079)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                 71,328        5,738       10,999       35,298
                                                                         ---------     --------    ---------     --------
Increase (Decrease) In Net Assets From Operations                           78,034        1,078       23,770        7,537
                                                                         ---------     --------    ---------     --------
Principal Transactions:
   Purchase Payments                                                        14,775       15,442        2,187        4,054
   Surrenders Of Accumulation Units By Terminations And Withdrawals       (110,589)     (61,978)     (85,923)     (68,765)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                          (18,360)       3,923      (24,578)       6,123
                                                                         ---------     --------    ---------     --------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                         (114,174)     (42,613)    (108,314)     (58,588)
                                                                         ---------     --------    ---------     --------
Total Increase (Decrease) In Net Assets                                    (36,140)     (41,535)     (84,544)     (51,051)

Net Assets:

Beginning Of Period                                                        719,732      761,267      585,755      636,806
                                                                         ---------     --------    ---------     --------
End Of Period                                                            $ 683,592     $719,732    $ 501,211     $585,755
                                                                         =========     ========    =========     ========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                            --           --           --           --
   Decrease For Surrendered Contracts                                           --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                              --           --           --           --
                                                                         ---------     --------    ---------     --------
   Increase (Decrease) In Units Outstanding                                     --           --           --           --
   Accumulation Units At Beginning Of Period                                    --           --           --           --
                                                                         ---------     --------    ---------     --------
   Accumulation Units At End Of Period                                          --           --           --           --
                                                                         =========     ========    =========     ========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                         1,324        1,514          154          616
   Decrease For Surrendered Contracts                                      (12,077)      (8,809)     (16,968)     (12,747)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                          (2,216)         218       (6,106)         958
                                                                         ---------     --------    ---------     --------
   Increase (Decrease) In Units Outstanding                                (12,969)      (7,077)     (22,920)     (11,173)
   Accumulation Units At Beginning Of Period                                86,864       93,941      106,864      118,037
                                                                         ---------     --------    ---------     --------
   Accumulation Units At End Of Period                                      73,895       86,864       83,944      106,864
                                                                         =========     ========    =========     ========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                            69           73          120          125
   Decrease For Surrendered Contracts                                       (1,175)          --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                             274          291           --           --
                                                                         ---------     --------    ---------     --------
   Increase (Decrease) In Units Outstanding                                   (832)         364          120          125
   Accumulation Units At Beginning Of Period                                 3,805        3,441        4,093        3,968
                                                                         ---------     --------    ---------     --------
   Accumulation Units At End Of Period                                       2,973        3,805        4,213        4,093
                                                                         =========     ========    =========     ========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                           603          605          232          237
   Decrease For Surrendered Contracts                                       (1,978)        (245)      (3,130)      (4,544)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            (676)         121          712          428
                                                                         ---------     --------    ---------     --------
   Increase (Decrease) In Units Outstanding                                 (2,051)         482       (2,186)      (3,879)
   Accumulation Units At Beginning Of Period                                12,632       12,150       27,979       31,858
                                                                         ---------     --------    ---------     --------
   Accumulation Units At End Of Period                                      10,581       12,632       25,793       27,979
                                                                         =========     ========    =========     ========

  The accompanying notes are an intergral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                VALIC Company II          VALIC Company II
                                                                                     Mid Cap               Strategic Bond
                                                                                   Value Fund                   Fund
                                                                            ------------------------  ------------------------
                                                                                  Division 145              TDivision 146
                                                                            ------------------------  ------------------------
                                                                              For The      For The      For The      For The
                                                                             Year Ended   Year Ended   Year Ended   Year Ended
                                                                            December 31, December 31, December 31, December 31,
                                                                                2006         2005         2006         2005
                                                                            ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                              $  (37,060)  $  (44,643)  $   25,509   $   36,778
   Net Realized Gains (Losses) From Securities Transactions                     486,611      350,089       57,367       64,642
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                      12,912      (70,065)      10,605      (54,148)
                                                                             ----------   ----------   ----------   ----------
Increase (Decrease) In Net Assets From Operations                               462,463      235,381       93,481       47,272
                                                                             ----------   ----------   ----------   ----------

Principal Transactions:
   Purchase Payments                                                            108,739       98,623        3,908       16,415
   Surrenders Of Accumulation Units By Terminations And Withdrawals            (498,549)    (453,277)    (232,082)    (334,823)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                                62,260       77,957       71,003      124,785
                                                                             ----------   ----------   ----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal Transactions     (327,550)    (276,697)    (157,171)    (193,623)
                                                                             ----------   ----------   ----------   ----------
Total Increase (Decrease) In Net Assets                                         134,913      (41,316)     (63,690)    (146,351)

Net Assets:

Beginning Of Period                                                           3,230,571    3,271,887    1,414,395    1,560,746
                                                                             ----------   ----------   ----------   ----------
End Of Period                                                                $3,365,484   $3,230,571   $1,350,705   $1,414,395
                                                                             ==========   ==========   ==========   ==========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                                 --           --           --           --
   Decrease For Surrendered Contracts                                                --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --           --           --
                                                                             ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                          --           --           --           --
   Accumulation Units At Beginning Of Period                                         --           --           --           --
                                                                             ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                               --           --           --           --
                                                                             ==========   ==========   ==========   ==========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                              6,228        6,650          185        1,049
   Decrease For Surrendered Contracts                                           (28,082)     (28,318)     (13,338)     (22,185)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                    2,919        4,465        4,430        8,039
                                                                             ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                     (18,935)     (17,203)      (8,723)     (13,097)
   Accumulation Units At Beginning Of Period                                    177,297      194,500       75,982       89,079
                                                                             ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                          158,362      177,297       67,259       75,982
                                                                             ==========   ==========   ==========   ==========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                                 32           37           31           31
   Decrease For Surrendered Contracts                                            (1,093)        (393)        (765)         (18)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                      (83)         857          142          324
                                                                             ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                      (1,144)         501         (592)         337
   Accumulation Units At Beginning Of Period                                      5,415        4,914        4,799        4,462
                                                                             ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                            4,271        5,415        4,207        4,799
                                                                             ==========   ==========   ==========   ==========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                                229          249           (5)          (5)
   Decrease For Surrendered Contracts                                            (1,112)      (3,156)        (612)        (271)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                    1,032          188          (33)         (31)
                                                                             ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                         149       (2,719)        (650)        (307)
   Accumulation Units At Beginning Of Period                                     27,446       30,165       11,818       12,125
                                                                             ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                           27,595       27,446       11,168       11,818
                                                                             ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                VALIC Company II              Putnam VT
                                                                                 High Yield Bond          Discovery Growth
                                                                                      Fund                      Fund
                                                                                  Division 147              Division 148
                                                                            ------------------------  ------------------------
                                                                              For The      For The      For The      For The
                                                                             Year Ended   Year Ended   Year Ended   Year Ended
                                                                            December 31, December 31, December 31, December 31,
                                                                                2006         2005         2006         2005
                                                                            ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                              $  25,018     $ 25,531     $(10,371)    $(10,055)
   Net Realized Gains (Losses) From Securities Transactions                     80,861       21,336       14,841        7,272
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                    (37,800)     (12,042)      54,978       37,791
                                                                             ---------     --------     --------     --------
Increase (Decrease) In Net Assets From Operations                               68,079       34,825       59,448       35,008
                                                                             ---------     --------     --------     --------

Principal Transactions:
   Purchase Payments                                                             3,389        6,265        5,003        7,366
   Surrenders Of Accumulation Units By Terminations And Withdrawals           (213,206)     (68,770)     (74,289)     (92,335)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                              247,820       67,245       (9,460)      81,346
                                                                             ---------     --------     --------     --------
   Increase (Decrease) In Net Assets Resulting From Principal Transactions      38,003        4,740      (78,746)      (3,623)
                                                                             ---------     --------     --------     --------
Total Increase (Decrease) In Net Assets                                        106,082       39,565      (19,298)      31,385

Net Assets:

Beginning Of Period                                                            664,162      624,597      675,627      644,242
                                                                             ---------     --------     --------     --------
End Of Period                                                                $ 770,244     $664,162     $656,329     $675,627
                                                                             =========     ========     ========     ========
Changes in Units Outstanding
----------------------------
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                                --           --           --           --
   Decrease For Surrendered Contracts                                               --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                      --           --           --           --
                                                                             ---------     --------     --------     --------
   Increase (Decrease) In Units Outstanding                                         --           --           --           --
   Accumulation Units At Beginning Of Period                                        --           --           --           --
                                                                             ---------     --------     --------     --------
   Accumulation Units At End Of Period                                              --           --           --           --
                                                                             =========     ========     ========     ========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                               194          390          560        1,150
   Decrease For Surrendered Contracts                                          (11,514)      (3,772)      (9,629)     (11,545)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                  14,760        3,596       (1,766)      14,193
                                                                             ---------     --------     --------     --------
   Increase (Decrease) In Units Outstanding                                      3,440          214      (10,835)       3,798
   Accumulation Units At Beginning Of Period                                    38,517       38,303       69,298       65,500
                                                                             ---------     --------     --------     --------
   Accumulation Units At End Of Period                                          41,957       38,517       58,463       69,298
                                                                             =========     ========     ========     ========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                                (1)          (1)          83           92
   Decrease For Surrendered Contracts                                           (1,118)          --           --         (826)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                     143        1,002           --           --
                                                                             ---------     --------     --------     --------
   Increase (Decrease) In Units Outstanding                                       (976)       1,001           83         (734)
   Accumulation Units At Beginning Of Period                                     1,709          708       14,078       14,812
                                                                             ---------     --------     --------     --------
   Accumulation Units At End Of Period                                             733        1,709       14,161       14,078
                                                                             =========     ========     ========     ========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                                (3)           7           39           30
   Decrease For Surrendered Contracts                                             (832)        (983)      (2,447)      (4,074)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                     443            7           68           33
                                                                             ---------     --------     --------     --------
   Increase (Decrease) In Units Outstanding                                       (392)        (969)      (2,340)      (4,011)
   Accumulation Units At Beginning Of Period                                     3,852        4,821       32,934       36,945
                                                                             ---------     --------     --------     --------
   Accumulation Units At End Of Period                                           3,460        3,852       30,594       32,934
                                                                             =========     ========     ========     ========

--------
/(1)/ The AIM V.I. Premier Equity Fund was closed as of May 1, 2006.

  The accompanying notes are an integral part of these financial statements.

                            A.G. Separate Account A
                                      of
                  American General Annuity Insurance Company

                         Notes to Financial Statements


1. Organization

A.G. Separate Account A (the "Separate Account") is a segregated investment account that was established by AIG Annuity Insurance Company (the "Company") to fund variable annuity insurance contracts issued by the Company. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account consists of the following variable annuity products: Elite Plus Bonus Variable Annuity and the One Multi Manager Variable Annuity. Effective February 22, 2002, the Company is no longer selling the Elite Plus Bonus Variable Annuity product. Effective March 31, 2003, the Company is no longer selling the One-Multi Manager Variable Annuity product.

The distributor of the Separate Account contracts is American General Distributors, Inc., a wholly owned subsidiary of the Company; however, the Company pays all commissions. No underwriting fees are paid in connection with the distribution of the contracts. The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of the Company, serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to VALIC Company I and II Series. AIG Global Investment Corp. ("AIGGIC") and SunAmerica Asset Management Corp. ("SAAMCO"), each an affiliate of the Company, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

The Separate Account is divided into thirty-eight sub-accounts or "divisions". Seven of the divisions invest in one portfolio of the VALIC Company I Series and three of the divisions invest in one portfolio of the VALIC Company II Series.

Effective October 1, 2002, the Putnam VT Global Growth Fund changed its name to the Putnam VT Global Equity Fund. Effective April 30, 2003, the Putnam VT Voyager Fund II changed its name to the Putnam VT Discovery Growth Fund. Effective June 30, 2003, the VALIC Company I Opportunities Fund changed its name to the VALIC Company I Growth Fund. Effective August 27, 2004, the VALIC Company I Growth Fund was closed. Effective May 1, 2005, the OCCAT Managed Portfolio changed its name to PIMCO Advisors VIT OpCap Managed Portfolio. Effective May 1, 2006, the AIM V.I. Premier Equity Fund was merged into the AIM V.I. Core Equity Fund and the One Group Investment Trust funds were renamed to the JP Morgan Insurance Trust Funds. Effective August 15, 2006, the Van Kampen LIT Emerging Growth Portfolio changed to the Van Kampen LIT Strategic Growth Portfolio.

As of December 31, 2006, the Funds available to contract owners through the various divisions are as follows:

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   Oppenheimer High Income Fund/VA
Templeton Variable Products Series - Class 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Franklin Small Cap-Mid Cap Growth Securities Fund
AIM Variable Insurance Funds, Inc. - Series I
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Diversified Income Fund
   AIM V.I. Core Equity Fund
   AIM V.I. International Growth Fund
Van Kampen Life Investment Trust ("LIT") - Class I Shares
   Van Kampen LIT Strategic Growth Portfolio
   Van Kampen LIT Enterprise Portfolio

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


1. Organization (Continued)

VALIC Company I
   VALIC Company I Stock Index Fund
   VALIC Company I Growth & Income Fund
   VALIC Company I International Equities Fund
   VALIC Company I Government Securities Fund
   VALIC Company I Science & Technology Fund
   VALIC Company I Money Market I Fund
VALIC Company II
   VALIC Company II Mid Cap Value Fund
   VALIC Company II High Yield Bond Fund
   VALIC Company II Strategic Bond Fund
JP Morgan Insurance Trust
   JP Morgan Insurance Trust Diversified Equity Portfolio
   JP Morgan Insurance Trust Equity Index Portfolio
   JP Morgan Insurance Trust Intrepid Growth Portfolio
   JP Morgan Insurance Trust Diversified Mid Cap Value Portfolio
   JP Morgan Insurance Trust Diversified Mid Cap Growth Portfolio
   JP Morgan Insurance Trust Intrepid Mid Cap Portfolio
   JP Morgan Insurance Trust Government Bond Portfolio
   JP Morgan Insurance Trust Core Bond Portfolio
   JP Morgan Insurance Trust Balanced Portfolio
PIMCO Advisors VIT
   PIMCO Premier VIT Managed Portfolio
Janus Aspen Series Service Shares
   Janus Aspen Large Cap Growth Portfolio
   Janus Aspen International Growth Portfolio
MFS Variable Insurance Trust ("MFS VIT")
   MFS VIT Capital Opportunities Series
Putnam Variable Trust - Class IB Shares ("Putnam VT")
   Putnam VT Discovery Growth Fund
   Putnam VT Global Equity Fund

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

In addition to the thirty-eight divisions above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account.

Contract owners should refer to the ElitePlus Bonus Variable Annuity prospectus and The One-Multi Manager Variable Annuity prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statement of changes in net assets.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. At December 31, 2006, the Separate Account did not have contracts in the annuity payout phase; therefore, no future policy benefit reserves were required.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for administration and mortality and expense risk charges. The Company offers both standard and enhanced contracts, which have different administration and mortality and expense risk charges.

Federal Income Taxes: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Administrative and Mortality and Expense Risk Charge: Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to the Company.

The annual rate for administrative expenses is 0.15% and the annual rate for the mortality and expense risks is 1.25% for the ElitePlus Bonus product, and 0.15% and 1.00%, respectively, for The One Multi-Manager Annuity product. These charges are guaranteed and cannot be increased by the Company. The administrative fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing. The mortality and expense risk charges are to compensate the Company for assuming mortality and expense risks under the contract. The mortality risk that the Company assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, the Company assumes the obligation to pay during the purchase period a death benefit. The expense risk is the Company's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be.

The ElitePlus Bonus product also has optional death benefit charges of 0.05% and 0.10% for the optional Enhanced Death Benefit and the optional Annual Step-Up Death Benefit, respectively. For the years ended December 31, 2006 and 2005, deductions for all divisions of the Separate Account for the optional Death Benefit charges were $16,607 and $19,119, respectively, and mortality and expense risk charges for all divisions of the Separate Account were $4,030,935 and $4,587,157, respectively.

These charges are included on the mortality and expense risk charge line of the statement of operations.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


3. Charges and Deductions (Continued)

Account Maintenance Charge: On the contract anniversary, the Company assesses an annual maintenance charge of $30 per contract during the accumulation period for the maintenance of the ElitePlus Bonus product contracts. The maintenance charges are not an expense of the Separate Account but rather are paid by redemption of units outstanding and are not assessed if the contract value on the contract anniversary equals or exceeds $40,000 for the ElitePlus Bonus product. Maintenance charges for all divisions in the Separate Account totaled $57,351 and $69,646 for the years ended December 31, 2006 and 2005, respectively. These charges are included on the mortality and expense risk charge line of the statement of operations.

Surrender Charge: A surrender charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the years ended December 31, 2006 and 2005, surrender charges totaled $562,541 and $793,638, respectively, and are included as a component of surrenders and withdrawals on the statement of changes in net assets. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the statement of changes in net assets.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


4. Purchases and Sales of Investments

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investments were:

Underlying Fund                                   Division  Purchases     Sales
---------------                                   -------- ----------- -----------
JPMIT Diversified Equity Portfolio                   1     $   293,224 $ 4,504,904
JPMIT Equity Index Portfolio                         2         256,186   2,418,552
JPMIT Intrepid Growth Portfolio                      3          88,802   6,703,955
JPMIT Diversified Mid Cap Value Portfolio            4       2,215,509   5,378,727
JPMIT Diversified Mid Cap Growth Portfolio           5         529,833   4,533,262
JPMIT Diversified Mid Cap Portfolio                  6         883,172   1,332,395
JPMIT Government Bond Portfolio                      7       1,783,828   7,770,098
JPMIT Core Bond Portfolio                            8       1,544,233   6,917,477
JPMIT Balanced Portfolio                             9         922,464   2,727,938
AIM V.I. Premier Equity Fund (1)                     20        289,412  25,981,379
AIM V.I. International Growth Fund                   21        177,309   4,219,732
Van Kampen LIT Strategic Growth Portfolio         22 & 136     367,875   5,638,343
Franklin Small-Mid Cap Growth Securities             23         95,189     938,909
Templeton Developing Markets Securities Fund      24 & 115     365,743   1,163,976
Oppenheimer High Income Fund/VA                   25 & 114   1,243,784   3,285,052
VALIC Company I Money Market I Fund               26 & 132   1,810,420   2,606,191
Van Kampen LIT Enterprise Portfolio                  27         55,236     655,704
Putnam VT Global Equity Fund                      29 & 149      69,886      73,125
AIM V.I. Core Equity Fund                            30     24,461,593   4,809,847
Oppenheimer Main Street Fund                        111        370,510   4,070,047
Oppenheimer Capital Appreciation Fund               112        168,662   2,340,098
Oppenheimer Main Street Small Cap Fund              113        309,435   1,230,495
Templeton Foreign Securities Fund                   116        177,069     703,703
AIM V.I. Capital Appreciation Fund                  117         98,486   1,433,230
AIM V.I. Diversified Income Fund                    118        259,301     687,913
VALIC Company I Stock Index Fund                    133        608,484   3,401,063
VALIC Company I Growth & Income Fund                134        117,525   2,733,807
VALIC Company I International Equities Fund         135        414,528   1,095,576
VALIC Company I Government Securities Fund          138        522,050   4,343,726
PIMCO Premier VIT Managed Portfolio                 139      2,435,209   4,844,691
Janus Aspen Large Cap Growth Portfolio              141         69,209     187,714
Janus Aspen Series International Growth Portfolio   142        200,723     265,790
MFS VIT Capital Opportunities Series                143         35,670     157,141
VALIC Company I Science & Technology Fund           144         23,313     139,664
VALIC Company II Mid Cap Value Fund                 145        532,521     595,252
VALIC Company II Strategic Bond Fund                146        146,986     264,843
VALIC Company II High Yield Bond Fund               147        384,619     305,065
Putnam VT Discovery Growth Fund                     148         13,307     102,425

--------
/(1)/ The AIM V.I. Premier Equity Fund was closed as of May 1, 2006.

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


5. Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the three years in the period ended
December 31, 2006, follows:

                            At December 31                                      For the year ended December 31
                    ----------------------------------------------------- ------------------------------------------
                                   Unit Fair Value          Net            Average   Investment           Total Return
                    Units             Lowest to            Assets         Net Assets   Income   Expense    Lowest to
                    (000s)             Highest             (000s)           (000s)   Ratio /1/  Ratio /2/ Highest/ 3/
                    ------         ---------------            -------     ---------- ---------- --------  ------------

JP Morgan Insurance Trust Diversified Equity Portfolio, Division 1
------------------------------------------------------------------
2006                1,642              $10.10              $16,578         $17,443      0.88%     1.15%       14.82%
2005                2,093                8.79               18,407          18,846      0.98%     1.15%        1.15%
2004                2,275                8.69               19,783          19,491      0.74%     1.16%        5.82%
2003                2,481                8.22               20,388          17,604      0.62%     1.16%       24.48%
2002                2,346                6.60               15,482          15,946        --      1.15%      -24.65%

JP Morgan Insurance Trust Equity Index Portfolio, Division 2
------------------------------------------------------------
2006                  497              $10.67              $ 5,301         $ 5,928      1.54%     1.16%       14.10%
2005                  722                9.35                6,753           6,992      1.47%     1.15%        3.26%
2004                  846                9.05                7,662           7,142      1.05%     1.16%        9.07%
2003                  866                8.30                7,187           6,113      1.06%     1.16%       26.51%
2002                  815                6.56                5,347           5,764        --      1.16%      -23.37%

JP Morgan Insurance Trust Intrepid Growth Portfolio, Division 3
---------------------------------------------------------------
2006                2,788              $ 7.28              $20,286         $22,972      0.08%     1.16%        4.17%
2005                3,699                6.98               25,835          25,888      0.52%     1.15%        3.85%
2004                4,066                6.73               27,348          26,911      0.24%     1.16%        5.82%
2003                4,396                6.36               27,941          24,512      0.10%     1.16%       26.07%
2002                4,257                5.04               21,463          22,738        --      1.16%      -29.30%

JP Morgan Insurance Trust Diversified Mid Cap Value Portfolio, Division 4
-------------------------------------------------------------------------
2006                  859              $20.78              $17,856         $19,097      0.81%     1.15%       15.38%
2005                1,126               18.01               20,269          21,018      0.68%     1.15%        8.50%
2004                1,317               16.60               21,859          21,249      0.53%     1.16%       14.07%
2003                1,507               14.55               21,921          18,111      0.56%     1.16%       31.23%
2002                1,435               11.09               15,904          17,247        --      1.16%      -13.85%

JP Morgan Insurance Trust Diversified Mid Cap Growth Portfolio, Division 5
--------------------------------------------------------------------------
2006                  742              $15.20              $11,275         $12,961        --      1.16%       10.11%
2005                1,035               13.81               14,290          14,503        --      1.15%        9.82%
2004                1,194               12.57               15,010          14,534        --      1.16%       11.32%
2003                1,319               11.29               14,896          13,107        --      1.16%       25.69%
2002                1,314                8.99               11,804          13,259        --      1.15%      -21.05%

JP Morgan Insurance Trust Intrepid Mid Cap Portfolio, Division 6
----------------------------------------------------------------
2006                  210              $18.43              $ 3,879         $ 4,246      0.42%     1.15%       12.81%
2005                  280               16.34                4,573           4,606      0.13%     1.15%       15.75%
2004                  327               14.12                4,610           4,361      0.20%     1.16%       13.10%
2003                  358               12.48                4,466           3,908      0.20%     1.16%       28.94%
2002                  364                9.68                3,522           3,811        --      1.15%      -18.75%

JP Morgan Insurance Trust Government Bond Portfolio, Division 7
---------------------------------------------------------------
2006                1,775              $14.25              $25,279         $28,430      5.45%     1.16%        2.28%
2005                2,293               13.93               31,928          33,424      4.88%     1.15%        1.90%
2004                2,536               13.67               34,657          34,666      4.85%     1.16%        3.44%
2003                2,574               13.21               34,004          34,210      4.63%     1.16%        1.36%
2002                2,707               13.04               35,282          30,216      0.01%     1.16%       10.97%

JP Morgan Insurance Trust Core Bond Portfolio, Division 8
---------------------------------------------------------
2006                1,737              $14.27              $24,783         $27,481      3.91%     1.16%        2.94%
2005                2,177               13.86               30,173          31,354      3.98%     1.15%        1.22%
2004                2,359               13.69               32,295          32,498      5.12%     1.16%        2.94%
2003                2,435               13.30               32,393          32,485      5.92%     1.16%        2.68%
2002                2,546               12.96               32,988          28,926      0.02%     1.15%        8.72%

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


5. Financial Highlights (Continued)

                       At December 31                                      For the year ended December 31
              ------------------------------------------------- ----------------------------------------------------
                                                                Average
                                                    Net           Net   Investment
              Units         Unit Fair Value        Assets       Assets    Income     Expense    Total Return Lowest to
              (000s)       Lowest to Highest       (000s)       (000s)  Ratio /(1)/ Ratio /(2)/     Highest/ (3)/
              ------       -----------------         -------    ------- ----------  ----------  ----------------------

JP Morgan Institutional Trust Balanced Portfolio, Division 9
------------------------------------------------------------
2006            789        $           11.71       $ 9,242      $10,027    2.92%      1.15%                    9.71%
2005            967                    10.67        10,318       10,784    2.64%      1.15%                    1.32%
2004          1,100                    10.54        11,593       11,419    2.25%      1.16%                    4.52%
2003          1,141                    10.08        11,497       10,330    2.85%      1.16%                   15.85%
2002          1,087                     8.70         9,457        9,573    0.01%      1.16%                  -12.70%

AIM V.I. Premier Equity Fund, Division 20 /(5)/
----------------------------------------------
2006             --        $               -       $    --      $24,466    1.03%      0.38%                    5.18%
2005          3,128                     7.86        24,600       25,512    0.81%      1.15%                    4.44%
2004          3,576                     7.53        26,927       26,712    0.46%      1.16%                    4.56%
2003          3,892                     7.20        28,025       24,527    0.31%      1.16%                   23.64%
2002          3,743                     5.82        21,800       23,563    0.37%      1.16%                  -31.06%

AIM V.I. International Growth Fund, Division 21
-----------------------------------------------
2006            824        $           15.42       $12,700      $13,164    0.90%      1.15%                   26.76%
2005          1,121                    12.16        13,633       13,499    0.63%      1.15%                   16.58%
2004          1,342                    10.43        14,003       13,328    0.62%      1.16%                   22.58%
2003          1,592                     8.51        13,553       11,249    0.57%      1.16%                   27.58%
2002          1,523                     6.67        10,158       10,680    0.62%      1.16%                  -16.65%

Van Kampen LIT Emerging Growth Portfolio, Division 22 & 136
-----------------------------------------------------------
2006          1,301        $ 9.81 to $ 20.51       $17,292      $19,668       --      1.32%           1.32% to 1.68%
2005          1,694            9.65 to 20.22        22,077       22,983    0.27%      1.33%           6.32% to 6.69%
2004          1,991            9.05 to 19.00        24,581       24,586       --      1.34%           5.54% to 5.80%
2003          2,227            8.55 to 18.00        26,224       24,010       --      1.35%         25.44% to 25.88%
2002          2,296            6.79 to 14.34        22,148       27,712    0.35%      1.37%       -33.50% to -33.26%

Franklin Small Cap Fund, Division 23
------------------------------------
2006            215        $           12.04       $ 2,586      $ 2,931       --      1.15%                    7.45%
2005            285                    11.20         3,190        3,311       --      1.15%                    3.59%
2004            332                    10.82         3,592        3,446       --      1.16%                   10.19%
2003            365                     9.82         3,583        3,091       --      1.16%                   35.67%
2002            404                     7.23         2,920        3,577    0.25%      1.15%                  -29.50%

Templeton Developing Markets Securities Fund, Division 24 & 115
---------------------------------------------------------------
2006            145        $20.88 to $ 26.75       $ 3,329      $ 3,299    1.12%      1.30%         26.18% to 26.62%
2005            185           16.49 to 21.18         3,349        3,225    1.31%      1.31%         25.52% to 25.97%
2004            224           13.09 to 16.86         3,221        2,821    1.81%      1.33%         22.97% to 23.28%
2003            237           10.62 to 13.71         2,749        2,268    1.16%      1.33%         50.70% to 51.23%
2002            264             7.02 to 9.09         2,043        2,414    1.53%      1.33%         -1.64% to -1.30%

Oppenheimer High Income Fund/VA, Division 25 & 114
--------------------------------------------------
2006            841        $13.29 to $ 13.52       $11,224      $12,264    7.90%      1.23%           7.79% to 8.17%
2005          1,065           12.31 to 12.53        13,151       13,730    6.51%      1.23%           0.78% to 7.71%
2004          1,186           12.17 to 12.42        14,501       14,601    6.26%      1.24%          7.44% to 22.53%
2003          1,283           11.30 to 11.56        14,573       13,353    7.04%      1.25%         22.10% to -3.52%
2002          1,315             9.22 to 9.46        12,200       12,129   10.26%      1.25%          -3.86% to 0.79%

VALIC Company I Money Market Fund, Division 26 & 132
----------------------------------------------------
2006            250        $11.37 to $ 12.81       $ 3,022      $ 3,373    4.50%      1.36%           3.06% to 3.42%
2005            326           10.99 to 12.42         3,818        4,325    2.66%      1.37%           1.19% to 1.55%
2004            425           10.82 to 12.26         4,928        5,732    0.77%      1.36%         -0.61% to -0.35%
2003            533           10.86 to 12.33         6,207        7,783    0.61%      1.36%         -0.91% to -0.56%
2002            761           10.92 to 12.43         8,900        8,456    1.24%      1.36%          -0.27% to 0.08%

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


5. Financial Highlights (Continued)

                            At December 31                               For the year ended December 31
                   ------------------------------------------ ----------------------------------------------------
                                                              Average
                                                   Net          Net   Investment
                   Units      Unit Fair Value     Assets      Assets    Income     Expense    Total Return Lowest to
                   (000s)    Lowest to Highest    (000s)      (000s)  Ratio /(1)/ Ratio /(2)/     Highest /(3)/
                   ------    -----------------      -------   ------- ----------  ----------  ----------------------

Van Kampen LIT Enterprise Portfolio, Division 27
------------------------------------------------
2006                 157     $            8.12    $ 1,276     $ 1,592   0.47%       1.16%                    5.85%
2005                 232                  7.67      1,778       1,878   0.74%       1.15%                    6.91%
2004                 275                  7.18      1,972       1,934   0.39%       1.16%                    2.86%
2003                 294                  6.98      2,048       1,697   0.48%       1.16%                   24.43%
2002                 273                  5.61      1,530       1,882   0.48%       1.17%                  -30.14%

VALIC Company I Growth Fund, Division 28 & 151 (CLOSED) /(4)/
------------------------------------------------------------
2004                  --     $         -to $ -    $    --     $   313      --       1.67%         -8.08% to -7.86%
2003                 100          4.96 to 7.04        510         494      --       1.46%         21.53% to 21.96%
2002                 116          4.08 to 5.77        488         541      --       1.48%       -31.05% to -30.81%
2001                  83          5.92 to 8.34        509         212      --       1.42%       -31.52% to -31.45%

Putnam VT Global Equity Fund, Division 29 & 149
-----------------------------------------------
2006                  68     $ 8.87 to $ 12.03    $   639     $   571   0.33%       1.42%         21.38% to 21.80%
2005                  68          7.31 to 9.88        524         524   0.79%       1.43%           7.16% to 7.53%
2004                  78          6.82 to 9.18        571         523   2.00%       1.42%         11.97% to 12.37%
2003                  78          6.09 to 8.17        499         436   0.93%       1.45%         27.30% to 27.75%
2002                  81          4.79 to 6.40        398         409      --       1.47%       -23.56% to -23.29%

AIM V.I. Core Equity Fund, Division 30
--------------------------------------
2006               1,966                 10.88     21,382      22,030   0.52%       0.78%                    8.79%

Oppenheimer Main Street Growth & Income Fund/VA, Division 111
-------------------------------------------------------------
2006                 928     $11.71 to $ 13.21    $11,719     $12,690   1.21%       1.48%         13.31% to 13.42%
2005               1,241        10.33 to 11.65     13,833      14,335   1.37%       1.48%           4.39% to 4.50%
2004               1,438         9.90 to 11.16     15,356      15,219   0.86%       1.49%           7.87% to 7.93%
2003               1,564         9.18 to 10.34     15,470      13,879   0.97%       1.50%         24.82% to 24.95%
2002               1,701          7.36 to 8.04     13,448      16,338   0.77%       1.50%       -20.02% to -19.94%

Oppenheimer Capital Appreciation Fund/VA, Division 112
------------------------------------------------------
2006                 553     $12.64 to $ 13.72    $ 7,479     $ 8,186   0.39%       1.48%           6.33% to 6.44%
2005                 713        11.88 to 12.91      9,069       9,455   0.94%       1.49%           3.53% to 3.63%
2004                 823        11.47 to 12.47     10,115      10,122   0.33%       1.50%           5.33% to 5.39%
2003                 905        10.88 to 11.84     10,544       9,419   0.39%       1.51%         28.98% to 29.11%
2002                 986          8.43 to 9.18      8,904      10,808   0.61%       1.50%       -27.96% to -27.88%

Oppenheimer Main Street Small Cap Fund/VA, Division 113
-------------------------------------------------------
2006                 188     $19.52 to $ 21.77    $ 4,025     $ 4,333   0.16%       1.47%         13.28% to 13.39%
2005                 238        17.23 to 19.20      4,493       4,708      --       1.47%           8.28% to 8.39%
2004                 298        15.92 to 17.72      5,194       4,884      --       1.48%         17.63% to 17.38%
2003                 330        13.53 to 15.04      4,865       4,068      --       1.49%         42.20% to 42.34%
2002                 363         9.52 to 10.57      3,750       4,310      --       1.48%       -17.01% to -16.93%

Templeton Foreign Securities Fund, Division 116
-----------------------------------------------
2006                 132     $14.82 to $ 15.73    $ 2,042     $ 2,118   1.26%       1.46%         19.63% to 19.75%
2005                 169        12.39 to 13.14      2,190       2,279   1.18%       1.46%           8.52% to 8.63%
2004                 207        11.42 to 12.10      2,470       2,332   1.05%       1.47%         16.75% to 16.81%
2003                 224         9.78 to 10.36      2,285       1,967   1.72%       1.48%         30.23% to 30.36%
2002                 244          7.51 to 7.92      1,912       2,348   1.62%       1.49%       -19.78% to -19.70%

AIM V.I. Capital Appreication Fund, Division 117
------------------------------------------------
2006                 348     $10.46 to $ 11.87    $ 4,002     $ 4,433   0.05%       1.50%           4.71% to 4.82%
2005                 461         9.99 to 11.33      5,067       5,342   0.06%       1.49%           7.21% to 7.32%
2004                 576         9.32 to 10.56      5,881       5,849      --       1.50%           5.02% to 5.13%
2003                 633         8.87 to 10.04      6,155       5,603      --       1.51%         27.58% to 27.71%
2002                 701          6.96 to 7.86      5,338       6,545      --       1.51%       -25.49% to -25.42%

AIM V.I. Diversified Income Fund, Division 118
----------------------------------------------
2006                 205     $11.44 to $ 11.60    $ 2,351     $ 2,566   5.61%       1.47%           2.92% to 3.02%
2005                 253        11.12 to 11.27      2,816       3,007   5.88%       1.46%           1.36% to 1.46%
2004                 296        10.97 to 11.11      3,253       3,426   5.37%       1.47%           3.46% to 3.51%
2003                 336        10.60 to 10.73      3,556       3,600   6.09%       1.47%           7.60% to 7.71%
2002                 366          9.85 to 9.97      3,610       4,166   6.77%       1.46%           0.77% to 0.87%

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


5. Financial Highlights (Continued)

                        At December 31                           For the year ended December 31
               -------------------------------------- ----------------------------------------------------
                                                      Average
                                             Net        Net   Investment
               Units     Unit Fair Value    Assets    Assets    Income     Expense    Total Return Lowest to
               (000s)   Lowest to Highest   (000s)    (000s)  Ratio /(1)/ Ratio /(2)/     Highest /(3)/
               ------   -----------------    -------  ------- ----------  ----------  ----------------------

VALIC Company I Stock Index, Division 133
-----------------------------------------
2006             612    $11.40 to $ 20.51   $11,356   $11,845   0.79%       1.47%         13.68% to 13.80%
2005             784       10.02 to 18.02    12,928    13,969   1.50%       1.48%           3.00% to 3.10%
2004             954        9.73 to 17.48    15,236    14,948   1.57%       1.48%           8.85% to 8.96%
2003           1,045        8.94 to 16.04    15,332    13,856   1.35%       1.49%         26.28% to 26.41%
2002           1,156        7.08 to 12.69    13,388    16,312   1.15%       1.49%       -23.60% to -23.52%

VALIC Company I Growth & Income Fund, Division 134
--------------------------------------------------
2006             549    $10.60 to $ 16.32   $ 8,591   $ 9,070   0.62%       1.47%         13.63% to 13.74%
2005             726        9.33 to 14.35     9,989    11,370   1.17%       1.47%          -0.06% to 0.04%
2004             935        9.33 to 14.34    12,805    12,714   0.96%       1.48%           9.06% to 9.17%
2003           1,052        8.56 to 13.14    13,212    12,440   0.67%       1.49%         20.82% to 20.94%
2002           1,238        7.08 to 10.86    12,862    15,893   0.68%       1.48%       -22.70% to -22.62%

VALIC Company I International Equities Fund, Division 135
---------------------------------------------------------
2006             242    $11.85 to $ 15.47   $ 3,579   $ 3,640   1.44%       1.46%         21.22% to 21.34%
2005             308        9.78 to 12.75     3,767     3,855   1.79%       1.46%         15.24% to 15.35%
2004             385        8.49 to 11.05     4,108     3,879   1.48%       1.47%         16.09% to 16.21%
2003             438         7.31 to 9.51     4,011     3,549   1.50%       1.47%         27.70% to 27.82%
2002             494         5.72 to 7.44     3,540     4,137   0.34%       1.47%       -20.01% to -19.93%

VALIC Company I Government Securities Fund, Division 138
--------------------------------------------------------
2006             587    $13.79 to $ 15.53   $ 8,991   $10,649   2.02%       1.45%           1.49% to 1.59%
2005             847       13.59 to 15.28    12,749    14,637   3.43%       1.45%           1.08% to 1.18%
2004           1,071       13.45 to 15.11    15,966    17,619   2.85%       1.46%           1.89% to 1.99%
2003           1,318       13.20 to 14.81    19,203    21,916   3.07%       1.46%         -0.37% to -0.27%
2002           1,693       13.24 to 14.85    24,817    23,829   4.08%       1.45%         10.36% to 10.47%

PIMCO Advisors VIT OpCap Managed Portfolio, Division 139
--------------------------------------------------------
2006             825    $12.10 to $ 19.86   $15,638   $16,950   1.87%       1.46%           8.01% to 8.12%
2005           1,071       11.20 to 18.37    18,806    20,154   1.22%       1.46%           3.71% to 3.81%
2004           1,271       10.80 to 17.70    21,549    21,797   1.51%       1.47%           9.10% to 9.22%
2003           1,468        9.90 to 16.20    22,801    21,389   1.84%       1.48%         19.93% to 20.05%
2002           1,664        8.25 to 13.50    21,460    25,862   2.03%       1.48%       -18.13% to -18.05%

Janus Aspen Large Cap Growth Portfolio, Division 141
----------------------------------------------------
2006             154    $  7.15 to $ 7.19   $ 1,104   $ 1,084   0.28%       1.52%           9.47% to 9.58%
2005             170         6.53 to 6.56     1,111     1,132   0.13%       1.52%           2.46% to 2.56%
2004             185         6.37 to 6.40     1,182     1,196      --       1.54%           2.64% to 2.74%
2003             249         6.21 to 6.23     1,546     1,294      --       1.54%         29.52% to 29.65%
2002             227         4.79 to 4.80     1,089     1,245      --       1.53%       -27.82% to -27.75%

Janus Aspen International Growth Portfolio, Division 142
--------------------------------------------------------
2006              76    $14.98 to $ 15.07   $ 1,156   $ 1,029   1.91%       1.48%         44.44% to 44.58%
2005              82       10.37 to 10.42       853       747   1.08%       1.49%         29.97% to 30.10%
2004              90         7.98 to 8.01       725       742   0.78%       1.50%         16.90% to 17.03%
2003              98         6.83 to 6.85       670       634   0.96%       1.52%         32.52% to 32.65%
2002             119         5.15 to 5.16       612       704   0.71%       1.56%       -26.87% to -26.80%

MFS VIT Capital Opportunities Series, Division 143
--------------------------------------------------
2006              87    $  7.78 to $ 7.82   $   684   $   692   0.45%       1.51%         12.10% to 12.21%
2005             103         6.94 to 6.97       720       729   0.76%       1.51%           0.17% to 0.27%
2004             109         6.92 to 6.95       761       780   0.39%       1.51%         10.77% to 10.89%
2003             125         6.25 to 6.27       784       635   0.23%       1.53%         25.48% to 25.61%
2002             115         4.98 to 4.99       576       631      --       1.58%       -30.75% to -30.68%

VALIC Company I Science & Technology Fund, Division 144
-------------------------------------------------------
2006             114    $  4.38 to $ 4.41   $   501   $   545      --       1.47%           4.27% to 4.37%
2005             139         4.20 to 4.22       586       589      --       1.47%           1.78% to 1.89%
2004             154         4.13 to 4.14       637       630      --       1.48%         -0.72% to -0.62%
2003             151         4.16 to 4.17       628       533      --       1.50%         49.21% to 49.35%
2002             161         2.78 to 2.79       449       507      --       1.58%       -41.11% to -41.05%

                            A.G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


5. Financial Highlights (Continued)

                     At December 31                                  For the year ended December 31
             -------------------------------------------- ----------------------------------------------------
                                                          Average
                                                    Net     Net   Investment
             Units          Unit Fair Value        Assets Assets    Income     Expense    Total Return Lowest to
             (000s)        Lowest to Highest       (000s) (000s)  Ratio /(1)/ Ratio /(2)/     Highest /(3)/
             ------        -----------------       ------ ------- ----------  ----------  ----------------------

VALIC Company II Mid Cap Value Fund, Division 145
-------------------------------------------------
2006          190          $17.60 to $ 17.71       $3,365 $3,321     0.34%      1.45%         15.00% to 15.12%
2005          210             15.30 to 15.38        3,231  3,153     0.04%      1.46%           7.77% to 7.88%
2004          230             14.20 to 14.26        3,272  2,954     0.16%      1.47%         14.51% to 14.61%
2003          226             12.40 to 12.44        2,805  2,205     0.09%      1.48%         41.21% to 41.35%
2002          218               8.78 to 8.80        1,916  1,956     0.26%      1.48%       -15.25% to -15.17%

VALIC Company II Strategic Bond Fund, Division 146
--------------------------------------------------
2006           83          $16.26 to $ 16.36       $1,351 $1,389     3.29%      1.46%           6.93% to 7.04%
2005           93             15.21 to 15.29        1,414  1,401     4.09%      1.46%           3.33% to 3.44%
2004          106             14.72 to 14.78        1,561  1,629     5.12%      1.46%           8.95% to 9.07%
2003          136             13.51 to 13.55        1,843  1,740     5.91%      1.47%         17.66% to 17.78%
2002          141             11.48 to 11.50        1,620  1,362     6.98%      1.47%           5.01% to 5.11%

VALIC Company II High Yield Bond Fund, Division 147
---------------------------------------------------
2006           46          $16.60 to $ 16.70       $  770 $  673     5.19%      1.47%         10.65% to 10.76%
2005           44             15.00 to 15.08          664    633     5.52%      1.48%           5.64% to 5.75%
2004           43             14.20 to 14.26          625    654     8.42%      1.49%         14.14% to 14.26%
2003           50             12.44 to 12.48          628    561     9.02%      1.50%         28.03% to 28.16%
2002           41               9.72 to 9.74          399    347    10.09%      1.44%         -3.29% to -3.20%

Putnam VT Discovery Growth Fund, Division 148
---------------------------------------------
2006          103          $  6.33 to $ 6.37       $  656 $  669        --      1.55%           9.41% to 9.52%
2005          116               5.79 to 5.82          676    644        --      1.56%           5.64% to 5.75%
2004          117               5.48 to 5.50          644    665        --      1.57%           6.40% to 5.85%
2003          140               5.17 to 5.19          725    654        --      1.58%         30.02% to 30.15%
2002          154               3.98 to 3.99          612    679        --      1.62%       -30.64% to -30.57%

--------
/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in \which the division invests.

/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of administrative and mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/(3)/ These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

/(4)/ The VALIC Company I Growth Fund was closed as of August 27, 2004.

/(5)/ The AIM V.I. Premier Equity Fund was closed as of May 1, 2006.

                                 ELITEPLUS BONUS
                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements:

     (i)  Audited Financial Statements - AIG Annuity Insurance Company

          Report of Independent Registered Public Accounting Firm

          Consolidated Balance Sheets

          Consolidated Statements of Income and Comprehensive Income

          Consolidated Statements of Cash Flows

          Notes to Consolidated Financial Statements

     (ii) Audited Financial Statements - AIG Annuity Insurance Company Separate Account A

          Report of Independent Registered Public Accounting Firm

          Statement of Net Assets

          Statement of Operations

          Statements of Changes in Net Assets

          Notes to Financial Statements

(b)  Exhibits

     (1) American General Annuity Insurance Company Board of Directors resolution, authorizing the establishment of A. G. Separate Account A.
          (1)

     (2)  None.

     (3)  Principal Underwriter's Agreement. (1)

     (4)  (i) Individual Fixed and Variable Deferred Annuity Contract. (1)

          (ii) Annual Step-Up Death Benefit. (1)

          (iii) Persistency Bonus Endorsement. (2)

          (iv) Guaranteed Minimum Income Benefit Rider. (10)

          (v)  Gain Preservation Death Benefit Rider. (10)

          (vi) Extended Care Waiver Endorsement. (10)

          (vii) Market Value Adjustment Endorsement. (10)

          (viii) Tax Sheltered Annuity Endorsement. (10)

     (5)  (i) Application Form. (3)

          (ii) Investor Allocation Form. (3)

     (6) (i) Amended and Restated Articles of Incorporation of American General Annuity Insurance Company. (4)

          (ii) Restated Bylaws of American General Annuity Insurance Company.
               (4)

          (iii) Articles of Amendment changing the name of the Corporation from American General Annuity Insurance Company to AIG Annuity Insurance Company. (11)

     (7)  None.

     (8)  (i) (A) Participation Agreement by and among A I M Variable Insurance
                  Funds, Inc., A I M Distributors, Inc., American General Annuity Insurance Company and AGA Brokerage Services, Inc. dated November 23, 1998. (6)

               (B) Form of Administrative Services Agreement between American General Annuity Insurance Company and A I M Advisors, Inc.
                    (5)

               (C) Form of Amendment No. 1 to Participation Agreement between A I M Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Annuity Insurance Company and A.G. Distributors, Inc. (formerly known as AGA Brokerage Services, Inc.). (6)

               (D) Form of Amendment No. 2 to Participation Agreement between A I M Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Annuity Insurance Company and American General Distributors, Inc. (formerly known as A.G. Distributors, Inc. and AGA Brokerage Services, Inc.). (9)

          (ii) (A) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and American General Annuity Insurance Company. (1)

               (B) First Amendment to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and American General Annuity Insurance Company. (1)

               (C) Form of Administrative Services Agreement between American General Annuity Insurance Company and OppenheimerFunds, Inc.
                    (5)

          (iii) (A) Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and American General Annuity Insurance Company, dated May 1, 2000. (5)

               (B) Form of Administrative Services Agreement between American General Annuity Insurance Company and Franklin Templeton Services, Inc. (5)

               (C) Form of First Amendment to Administrative Services Agreement between American General Annuity Insurance Company and Franklin Templeton Services, Inc. (9)

          (iv) (A) Participation Agreement between American General Annuity Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc. dated November 23, 1998. (6)

               (B) Form of Amendment No. 1 to Participation Agreement between American General Annuity Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc. (6)

               (C) Form of Administrative Services Agreement between American General Annuity Insurance Company and Van Kampen Asset Management Inc. (5)

          (v) (A) Form of Participation Agreement between American General Annuity Insurance Company, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (6)

               (B) Form of Amendment No. 1 to Participation Agreement between American General Annuity Insurance Company, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (3)

          (vi) Form of Participation Agreement among American General Annuity Insurance Company, OpCap Advisors and OCC Accumulation Trust. (7)

          (vii) Form of Participation Agreement among MFS Variable Insurance Trust, American General Annuity Insurance Company and Massachusetts Financial Services Company, dated November 15, 2000. (3)

          (viii) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds, Corp. and American General Annuity Insurance Company, dated November 15, 2000. (3)

          (ix) Form of Participation Agreement among North American Funds Variable Product Series II, The Variable Annuity Life Insurance Company and American General Insurance Company, dated November 15, 2000. (3)

          (x) (A) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Annuity Insurance Company, dated October 2, 2000. (3)

               (B) Form of Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and American General Annuity Insurance Company, dated October 2, 2000. (3)

     (9)  None.

     (10) Consent of Registered Public Accounting Firm. (Filed herewith)

     (11) None.

     (12) None.

     (13) Calculation of standard and nonstandard Performance Information. (8)

     (14) Powers of Attorney. (12)

     (15) Company Organizational Chart. (8)

----------
(1.) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on April 29, 1999, accession number 0000950129-99-001838.

(2.) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on March 2, 1998, accession number 0000928389-98-000039.

(3.) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on November 3, 2000, accession number 0000950129-00-005239.

(4.) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on May 26, 1998, accession number 0000928389-98-000140.

(5.) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4
     Registration Statement (File No. 333-70801) of A. G. Separate Account A filed on April 18, 2000, accession number 0000950129-00-001880.

(6.) Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4
     Registration Statement (File No. 333-70801) of A. G. Separate Account A filed on July 16, 1999, accession number 0000950129-99-003204.

(7.) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on December 22, 1999, accession number 0000950129-99-005515.

(8.) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on September 29, 1998, accession number 0000950129-98-004072.

(9.) Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4
     Registration Statement (File No. 333-67605) of A.G. Separate Account A filed on June 29, 2000, accession number 0000950129-00-003490.

(10.) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on June 5, 2001, accession number 0000950129-01-501192.

(11.) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on April 29, 2002, accession number 0000950129-02-002149.

(12.) Incorporated by reference to Post-Effective Amendment No. 20 to Form N-4
     Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on May 1, 2006, accession number 0000950129-06-004580.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of the depositor are listed below as of March 21, 2007. The business address of each director and officer is 2929 Allen Parkway, Houston, Texas 77019, except where otherwise indicated.

NAMES AND PRINCIPAL
BUSINESS ADDRESS           POSITIONS AND OFFICES HELD WITH DEPOSITOR
Officer                    Title
-------------------        -----------------------------------------
Jay Wintrob **             Director
Bruce R. Abrams            President and Chief Executive Officer
Randall W. Epright         Executive Vice President & Chief Information Officer
Sharla A. Jackson          Director, Executive Vice President - Operations
Christopher J. Swift****   Director
Michael J. Akers           Director, Senior Vice President & Chief Actuary
Leslie K. Bates            Senior Vice President
Lillian Caliman            Senior Vice President & Divisional Chief Information
                           Officer
David H. den Boer          Senior Vice President & Chief Compliance Officer
Terry Festervand           Senior Vice President and Treasurer
N. Scott Gillis***         Director, Senior Vice President & Principal Financial
                           Officer
Kathleen M. McCutcheon     Senior Vice President - Human Resources
Kellie Richter             Senior Vice President - Marketing Strategies
Robert E. Steele*          Senior Vice President - Specialty Products
Kenneth R. Story           Senior Vice President - Information Technology
Dori A. Artis              Vice President
J. Elizabeth Barton        Vice President
Gregory Stephen Broer      Vice President - Actuarial
Richard A. Combs           Vice President - Actuarial
Neil J. Davidson           Vice President - Actuarial
Donald L. Davis            Vice President
Robin F. Farris            Vice President - New Business - AIG Annuity
Marysue Fitzsimmons        Vice President
Daniel Fritz               Vice President - Actuarial
Marc Gamsin**              Vice President
Tracey E. Harris           Vice President - Annuity Products
David W. Hilbig            Vice President - Education Services & Marketing
                           Communications
Daivd Jorgensen            Vice President and Controller
Ted G. Kennedy             Vice President - Government Relations
Gary Kleinman              Vice President
Lou McNeal                 Vice President
Greg Outcalt               Vice President
Rembert R. Owen, Jr.       Vice President & Assistant Secretary
Michele Hansen Powers      Vice President - Implementation
Connie E. Pritchett*       Vice President - Compliance
Phillip W. Schraub         Vice President
Richard W. Scott****       Vice President & Chief Investment Officer
James P. Steele***         Vice President - Specialty Products
Brim Stonebraker           Vice President
Katherine Stoner           Vice President and Secretary
Stephen S. Poston          Chief Operating Officer
William Fish               Investment Officer
Roger E. Hahn              Investment Officer
Craig R. Mitchell          Investment Officer
Alan Nussenblatt           Investment Officer
Sam Tillinghast            Investment Officer
W. Larry Mask              Real Estate Investment Officer & Assistant Secretary
Dan Cricks                 Tax Officer
Kortney S. Farmer          Assistant Secretary
Debra L. Herzog            Assistant Secretary
Russell J. Lessard         Assistant Secretary
Christine A. Nixon**       Assistant Secretary
Paula G. Payne             Assistant Secretary
John Fleming               Assistant Treasurer
Paul Hoepfl                Assistant Treasurer

Melinda Ackerman           Administrative Officer
Robert C. Bauman           Administrative Officer
Debbie G. Fewell           Administrative Officer
David Green                Administrative Officer
Wendy Green                Administrative Officer
Ted D. Hennis              Administrative Officer
Kathleen Janos             Administrative Officer
David Malleck              Administrative Officer
Michael E. Mead            Administrative Officer
Jill A. Nieskes            Administrative Officer
Linda Pinney               Administrative Officer
Carolyn Roller             Administrative Officer
Cynthia Short              Administrative Officer
Susan Skaggs               Administrative Officer
Diana Smirl                Administrative Officer
Thomas M. Ward             Administrative Officer

*    205 East 10th St., Amarillo, Texas 79109

**   1 SunAmerica Center, Los Angeles, California 90067

***  21650 Oxnard Ave., Woodland Hills, California 91367

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-07-003026, filed March 1, 2007 and incorporated herein by reference.

     The Registrant is a separate account of AIG Annuity Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 30, 2007, there were 3,192 contract owners of which 1,888 were qualified contracts offered by this Registration Statement and 1,304 owned non-qualified contracts offered by this Registration Statement.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI - Section 1) of the Company provide that:

     The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, American General Distributors, Inc., also acts as principal underwriter for affiliated entities of AIG Annuity Insurance Company.

     (b) The directors and principal officers of the principal underwriter are shown below as of March 21, 2007. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

NAME AND PRINCIPAL    POSITION AND OFFICES WITH UNDERWRITER AMERICAN
 BUSINESS ADDRESS               GENERAL DISTRIBUTORS, INC.
------------------   -----------------------------------------------
Evelyn M. Curran     Director, Chief Executive Officer and President
David H. den Boer    Director, Senior Vice President and Secretary
Katherine Stoner     Director and Assistant Secretary
Thomas G. Norwood    Executive Vice President
Krien VerBerkmoes    Chief Compliance Officer
John Reiner          Chief Financial Officer and Treasurer
Daniel R. Cricks     Tax Officer
Kortney S. Farmer    Assistant Secretary
Debra L. Herzog      Assistant Secretary
Paula G. Payne       Assistant Secretary
Terry Festervand     Assistant Treasurer
Paul Hoepfl          Assistant Treasurer
Kathleen Janos       Assistant Treasurer

     (c)  Not Applicable.

ITEM 30. LOCATION OF RECORDS

     All records referenced under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained and are in the custody of AIG Annuity Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. AIG Annuity Insurance Company, hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     REPRESENTATIONS

     (1) The Company hereby represents that it is relying upon Investment Company Act Rule 6c-7. The Company further represents that paragraphs (a) - (d) of Rule 6c-7 have been complied with.

     (2) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants; and

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b) (11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, A. G. Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2007.

                                            A. G. SEPARATE ACCOUNT A
                                            (Registrant)

                                        BY: AIG ANNUITY LIFE INSURANCE
                                            COMPANY
                                            (On behalf of the Registrant and
                                            itself)


                                        BY: /s/KATHERINE STONER
                                            ------------------------------------
                                            Katherine Stoner
                                            Vice President, Associate General
                                            Counsel and Secretary

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                               Title                            Date
---------                               -----                            ----


                  *                     Director                         April 30, 2007
-------------------------------------
Jay S. Wintrob


                  *                     Director and Chief               April 30, 2007
-------------------------------------   Executive Officer
Bruce R. Abrams


                  *                     Director                         April 30, 2007
-------------------------------------
Michael J. Akers


                  *                     Director and Principal           April 30, 2007
-------------------------------------   Financial Officer
N. Scott Gillis


                  *                     Director and Chief Operating     April 30, 2007
-------------------------------------   Officer
Sharla A. Jackson


                  *                     Director                         April 30, 2007
-------------------------------------
Kathleen M McCutcheon


                  *                     Director                         April 30, 2007
-------------------------------------
Christopher J. Swift


/s/DAVID JORGENSEN                      Vice President and               April 30, 2007
-------------------------------------   Controller
David Jorgensen                         (Principal Accounting Officer)


*/s/ KATHERINE STONER                                                    April 30, 2007
------------------------------------
Katherine Stoner
Attorney-in- Fact

                                Index of Exhibits

Exhibit No.
-----------
10            Consent of Registered Public Accounting Firm